MassMutual Short-Duration Bond Fund — Portfolio of Investments

December 31, 2022 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 93.6%

CORPORATE DEBT — 48.5%
Agriculture — 1.9%
BAT Capital Corp.
4.700% 4/02/27	$2,220,000	$2,131,003
Imperial Brands Finance PLC
3.125% 7/26/24 (a)	1,120,000	1,071,150
Wens Foodstuffs Group Co. Ltd.
2.349% 10/29/25 (a)	3,725,000	3,224,220
		6,426,373
Auto Manufacturers — 2.3%
Ford Motor Credit Co. LLC
2.300% 2/10/25 (b)	1,970,000	1,779,255
General Motors Co.
6.125% 10/01/25	1,407,000	1,433,128
Hyundai Capital America
1.500% 6/15/26 (a)	1,910,000	1,656,827
Nissan Motor Acceptance Co. LLC
1.850% 9/16/26 (a)	3,370,000	2,816,451
		7,685,661
Banks — 8.4%
ABN AMRO Bank NV
4.750% 7/28/25 (a)	1,585,000	1,537,149
ABQ Finance Ltd.
2.000% 7/06/26 (a)	3,800,000	3,370,524
Barclays PLC
5.200% 5/12/26	3,040,000	2,958,977
BPCE SA
4.625% 7/11/24 (a)	1,200,000	1,167,708
Burgan Bank SAK 5 year CMT + 2.229%
2.750% VRN 12/15/31 (a)	2,000,000	1,442,832
Credit Suisse Group AG
SOFR + .980% 1.305% VRN 2/02/27 (a)	1,610,000	1,285,880
6.500% 8/08/23 (a)	3,910,000	3,780,970
Danske Bank A/S 1 year CMT + .730%
1.549% VRN 9/10/27 (a)	1,850,000	1,586,560
Deutsche Bank AG
SOFR + 1.219% 2.311% VRN 11/16/27	1,215,000	1,031,722
SOFR + 1.318% 2.552% VRN 1/07/28	1,730,000	1,474,940
HSBC Holdings PLC SOFR + 1.290%
1.589% VRN 5/24/27	2,050,000	1,770,121
Macquarie Group Ltd. SOFR + 1.069%
1.340% VRN 1/12/27 (a)	1,500,000	1,308,735
Natwest Group PLC
1 year CMT + .900% 1.642% VRN 6/14/27	1,565,000	1,356,735
1 year CMT + 2.850% 7.472% VRN 11/10/26	450,000	468,680
Santander UK Group Holdings PLC SOFR + 1.220%
2.469% VRN 1/11/28	815,000	696,915

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Societe Generale SA
1 year CMT + 1.000% 1.792% VRN 6/09/27 (a)	$245,000	$211,358
1 year CMT + 1.300% 2.797% VRN 1/19/28 (a)	1,200,000	1,051,522
UBS Group AG 1 year CMT + 1.080%
1.364% VRN 1/30/27 (a)	1,325,000	1,161,638
		27,662,966
Beverages — 0.4%
JDE Peet's NV
1.375% 1/15/27 (a)	1,529,000	1,292,370
Chemicals — 2.0%
Celanese US Holdings LLC
6.050% 3/15/25	1,855,000	1,850,073
MEGlobal Canada ULC
5.000% 5/18/25 (a)	2,900,000	2,847,800
Yara International ASA
4.750% 6/01/28 (a)	2,125,000	1,962,797
		6,660,670
Commercial Services — 0.5%
Triton Container International Ltd.
2.050% 4/15/26 (a)	2,100,000	1,827,158
Distribution & Wholesale — 1.3%
Ferguson Finance PLC
4.250% 4/20/27 (a)	1,225,000	1,159,950
Li & Fung Ltd.
4.500% STEP 8/18/25 (a)	3,750,000	3,258,750
		4,418,700
Diversified Financial Services — 5.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450% 10/29/26	2,290,000	2,004,829
Aircastle Ltd.
4.125% 5/01/24	1,990,000	1,924,032
Antares Holdings LP
2.750% 1/15/27 (a)	2,785,000	2,234,035
3.950% 7/15/26 (a)	4,980,000	4,312,031
Avolon Holdings Funding Ltd.
2.875% 2/15/25 (a)	3,045,000	2,811,543
BGC Partners, Inc.
4.375% 12/15/25	3,690,000	3,460,249
		16,746,719
Electric — 1.4%
Alliant Energy Finance LLC
1.400% 3/15/26 (a)	1,630,000	1,415,912
Enel Finance International NV
4.625% 6/15/27 (a)	2,079,000	1,969,508
Pacific Gas and Electric Co.
4.950% 6/08/25	1,110,000	1,093,711
		4,479,131

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Entertainment — 0.5%
Warnermedia Holdings, Inc.
3.638% 3/15/25 (a)	$1,830,000	$1,741,458
Food — 2.1%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
2.500% 1/15/27 (a)	2,225,000	1,946,252
Pilgrim's Pride Corp.
5.875% 9/30/27 (a)	709,000	687,713
Smithfield Foods, Inc.
4.250% 2/01/27 (a)	4,625,000	4,264,256
		6,898,221
Home Builders — 0.3%
Toll Brothers Finance Corp.
4.875% 3/15/27	950,000	908,986
Housewares — 0.2%
Newell Brands, Inc.
6.375% 9/15/27	780,000	775,406
Insurance — 3.5%
AmTrust Financial Services, Inc.
6.125% 8/15/23	4,810,000	4,639,288
Athene Global Funding
1.730% 10/02/26 (a)	2,085,000	1,792,323
Jackson Financial, Inc.
5.170% 6/08/27 (b)	999,000	986,434
Sammons Financial Group, Inc.
4.450% 5/12/27 (a)	4,515,000	4,216,357
		11,634,402
Internet — 0.7%
Expedia Group, Inc.
4.625% 8/01/27	1,145,000	1,100,118
Netflix, Inc.
5.875% 11/15/28	1,207,000	1,223,331
		2,323,449
Investment Companies — 2.5%
Ares Capital Corp.
3.875% 1/15/26	1,635,000	1,500,115
Blackstone Private Credit Fund
2.625% 12/15/26	2,925,000	2,424,355
Golub Capital BDC, Inc.
2.500% 8/24/26	1,965,000	1,670,369
OWL Rock Core Income Corp.
4.700% 2/08/27	2,965,000	2,677,169
		8,272,008
Iron & Steel — 0.5%
Vale Overseas Ltd.
6.250% 8/10/26	1,549,000	1,602,661

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Lodging — 0.6%
Las Vegas Sands Corp.
3.200% 8/08/24	$2,030,000	$1,928,913
Machinery – Construction & Mining — 0.6%
The Weir Group PLC
2.200% 5/13/26 (a)	2,261,000	2,007,515
Mining — 0.6%
Alcoa Nederland Holding BV
6.125% 5/15/28 (a)	2,095,000	2,063,826
Multi-National — 1.5%
Africa Finance Corp.
3.125% 6/16/25 (a)	2,173,000	2,022,107
The Eastern & Southern African Trade & Development Bank
4.875% 5/23/24 (a)	3,000,000	2,879,700
		4,901,807
Oil & Gas — 1.8%
EQT Corp.
6.125% STEP 2/01/25	1,069,000	1,071,512
Ovintiv Exploration, Inc.
5.375% 1/01/26	1,200,000	1,191,912
Patterson-UTI Energy, Inc.
3.950% 2/01/28 (b)	4,130,000	3,649,472
		5,912,896
Pharmaceuticals — 0.7%
Viatris, Inc.
2.300% 6/22/27	2,655,000	2,270,707
Pipelines — 1.3%
Energy Transfer LP
4.950% 6/15/28	2,675,000	2,591,212
Plains All American Pipeline LP/PAA Finance Corp.
4.500% 12/15/26	960,000	922,807
4.650% 10/15/25	745,000	729,733
		4,243,752
Private Equity — 0.9%
Hercules Capital, Inc.
2.625% 9/16/26	3,488,000	2,945,398
Real Estate — 1.6%
MAF Sukuk Ltd.
4.500% 11/03/25 (a)	2,525,000	2,477,888
Shimao Group Holdings Ltd.
6.125% 2/21/24 (a)	14,600,000	2,684,759
		5,162,647
Real Estate Investment Trusts (REITS) — 2.1%
Boston Properties LP
6.750% 12/01/27	1,140,000	1,177,368

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	$1,125,000	$935,267
Omega Healthcare Investors, Inc.
4.750% 1/15/28	2,069,000	1,908,838
Service Properties Trust
4.350% 10/01/24	2,115,000	1,922,686
Vornado Realty LP
2.150% 6/01/26	1,200,000	1,016,302
		6,960,461
Retail — 0.8%
Nordstrom, Inc.
2.300% 4/08/24 (b)	2,051,000	1,918,095
4.000% 3/15/27 (b)	740,000	616,124
		2,534,219
Savings & Loans — 0.1%
Nationwide Building Society
4.000% 9/14/26 (a)	297,000	270,298
Telecommunications — 2.0%
Telecom Italia SpA
5.303% 5/30/24 (a)	2,610,000	2,472,818
Tower Bersama Infrastructure Tbk PT
4.250% 1/21/25 (a)	4,450,000	4,274,399
		6,747,217
Toys, Games & Hobbies — 0.3%
Mattel, Inc.
3.375% 4/01/26 (a)	1,210,000	1,112,480

TOTAL CORPORATE DEBT (Cost $188,885,778)		160,418,475

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 45.1%
Automobile Asset-Backed Securities — 0.1%
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class D
1.490% 9/18/26	339,000	313,876
Commercial Mortgage-Backed Securities — 4.4%
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class CMP, 3.895% VRN 11/05/32 (a) (c)	2,280,000	1,950,707
Series 2019-BPR, Class DMP, 3.895% VRN 11/05/32 (a) (c)	3,050,000	2,586,467
Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350% 5.668% FRN 9/15/34 (a)	570,000	545,820
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class C,
3.958% VRN 4/15/46 (c)	1,015,000	791,858
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class B
3.769% 2/15/46	2,340,000	2,284,142
One New York Plaza Trust
Series 2020-1NYP, Class C, 1 mo. USD LIBOR + 2.200% 6.518% FRN 1/15/36 (a)	4,106,000	3,831,985

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2020-1NYP, Class D, 1 mo. USD LIBOR + 2.750% 7.068% FRN 1/15/36 (a)	$2,760,000	$2,511,451
		14,502,430
Home Equity Asset-Backed Securities — 0.0%
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .480%
4.869% FRN 10/25/34 (a)	34,748	34,727
Other Asset-Backed Securities — 22.2%
321 Henderson Receivables LLC
Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200% 4.518% FRN 3/15/41 (a)	16,294	16,252
Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200% 4.518% FRN 9/15/41 (a)	41,811	41,071
522 Funding CLO Ltd., Series 2018-3A, Class BR, 3 mo. USD LIBOR + 1.550%
5.793% FRN 10/20/31 (a)	2,352,000	2,254,975
Adams Outdoor Advertising LP, Series 2018-1, Class A
4.810% 11/15/48 (a)	1,719,101	1,630,931
AIMCO CLO 10 Ltd., Series 2019-10A, Class AR, 3 mo. USD LIBOR + 1.060%
5.385% FRN 7/22/32 (a)	5,000,000	4,888,835
Apollo Aviation Securitization AASET Trust, Series 2020-1A, Class B
4.335% 1/16/40 (a)	722,482	311,322
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD LIBOR + .900%
3.769% FRN 10/25/34	96,605	84,989
Ballyrock CLO Ltd., Series 2020-2A, Class A2R, 3 mo. USD LIBOR + 1.550%
5.793% FRN 10/20/31 (a)	4,700,000	4,529,874
BHG Securitization Trust, Series 2021-B, Class C
2.240% 10/17/34 (a)	3,736,000	3,235,503
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A, 2.940% 5/25/29 (a)	169,909	165,195
Series 2017-1A, Class B, 3.240% 5/25/29 (a)	48,546	47,192
Series 2019-A, Class B, 3.780% 9/26/33 (a)	886,654	847,715
Canyon Capital CLO Ltd., Series 2017-1A, Class CR, 3 mo. USD LIBOR + 2.000%
6.079% FRN 7/15/30 (a)	1,540,000	1,455,748
Capital Automotive REIT, Series 2020-1A, Class B1
4.170% 2/15/50 (a)	3,289,000	2,999,430
Castlelake Aircraft Securitization, Series 2019-1A, Class B
5.095% 4/15/39 (a)	707,996	524,750
Castlelake Aircraft Structured Trust, Series 2018-1, Class A
4.125% 6/15/43 (a)	1,171,890	1,027,146
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3 mo. USD LIBOR + .980%
5.223% FRN 4/20/31 (a)	900,000	886,392
CF Hippolyta Issuer LLC, Series 2020-1, Class B1
2.280% 7/15/60 (a)	583,130	501,908
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class B, 2.960% 3/25/30 (a)	513,382	496,330
Series 2019-A, Class C, 3.450% 1/25/34 (a)	1,939,696	1,841,291
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (a)	38,976	38,939

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	$2,152,394	$1,853,348
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	813,243	738,709
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	1,791,043	1,663,895
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (c)	2,510,644	2,311,745
Gracie Point International Funding, Series 2021-1A, Class B, 1 mo. USD LIBOR + 1.400%
5.520% FRN 11/01/23 (a)	1,750,000	1,743,549
Hero Funding Trust
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	618,079	563,788
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	120,657	111,700
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	303,204	287,099
Series 2015-1A, Class A, 3.840% 9/21/40 (a)	203,470	191,864
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	98,034	91,353
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	796,043	756,291
Hilton Grand Vacations Trust, Series 2019-AA, Class C
2.840% 7/25/33 (a)	881,526	827,396
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A
4.458% 12/15/38 (a)	806,052	660,156
Horizon Aircraft Finance II Ltd, Series 2019-1, Class A
3.721% 7/15/39 (a)	2,459,692	1,934,865
Horizon Aircraft Finance III Ltd.
Series 2019-2, Class A, 3.425% 11/15/39 (a)	2,135,512	1,647,746
Series 2019-2, Class B, 4.458% 11/15/39 (a)	1,757,143	1,077,913
Hotwire Funding LLC, Series 2021-1, Class B
2.658% 11/20/51 (a)	3,753,000	3,118,666
Kestrel Aircraft Funding Limited, Series 2018-1A, Class A
4.250% 12/15/38 (a)	3,093,136	2,443,702
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (a)	1,744,815	1,410,349
Mosaic Solar Loans LLC
Series 2018-2GS, Class A, 4.200% 2/22/44 (a)	630,509	571,406
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	112,213	107,440
Neuberger Berman Loan Advisers CLO Ltd., Series 2017-24A, Class BR, 3 mo. USD LIBOR + 1.500%
5.727% FRN 4/19/30 (a)	500,000	486,588
New Residential Advance Receivables Trust, Series 2020-T1, Class ET1
5.467% 8/15/53 (a)	1,651,000	1,573,220
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A2R, 3 mo. USD LIBOR + 1.400%
5.758% FRN 7/25/30 (a)	1,375,000	1,330,493
Orange Lake Timeshare Trust
Series 2016-A, Class B, 2.910% 3/08/29 (a)	229,000	228,929
Series 2018-A, Class C, 3.740% 11/08/30 (a)	198,793	193,776
Oxford Finance Funding LLC, Series 2020-1A, Class B
4.037% 2/15/28 (a)	832,717	827,450
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A
3.967% 6/15/44 (a)	1,374,795	1,092,470
Rad CLO 1 Ltd., Series 2018-1A, Class BR, 3 mo. USD LIBOR + 1.400%
5.479% FRN 7/15/31 (a)	2,650,000	2,568,203
Sierra Receivables Funding LLC, Series 2020-2A, Class C
3.510% 7/20/37 (a)	249,118	234,877
TAL Advantage VII LLC, Series 2020-1A, Class B
3.290% 9/20/45 (a)	2,596,750	2,281,037
Thrust Engine Leasing, Series 2021-1A, Class A
4.163% 7/15/40 (a)	4,070,762	2,993,525
Trafigura Securitisation Finance PLC, Series 2021-1A, Class B
1.780% 1/15/25 (a)	7,048,000	6,281,178

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Welk Resorts LLC, Series 2017-AA, Class B
3.410% 6/15/33 (a)	$481,209	$479,750
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	1,450,251	1,158,159
		73,668,423
Student Loans Asset-Backed Securities — 8.6%
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%
5.889% FRN 7/25/58 (a)	630,000	579,803
Chase Education Loan Trust, Series 2007-A, Class B, 3 mo. USD LIBOR + .220%
4.944% FRN 3/28/68	402,144	372,845
College Avenue Student Loans LLC
Series 2021-A, Class B, 2.320% 7/25/51 (a)	7,266,691	6,500,596
Series 2019-A, Class B, 3.810% 12/28/48 (a)	1,483,794	1,372,733
Series 2017-A, Class A1, 1 mo. USD LIBOR + 1.650% 6.039% FRN 11/26/46 (a)	446,670	430,246
College Loan Corp. Trust, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%
4.569% FRN 1/15/37	415,872	356,694
Commonbond Student Loan Trust
Series 2017-AGS, Class B, 3.470% 5/25/41 (a)	353,806	327,369
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	107,840	93,658
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	85,617	76,892
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	38,660	34,665
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	149,221	138,240
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B
2.500% 1/25/30 (a)	123,936	116,861
DRB Prime Student Loan Trust
Series 2017-C, Class B, 2.950% 11/25/42 (a)	689,625	667,780
Series 2017-B, Class CFX, 3.610% 8/25/42 (a)	688,402	661,556
ELFI Graduate Loan Program LLC, Series 2018-A, Class B
4.000% 8/25/42 (a)	214,648	200,080
Goal Capital Funding Trust
Series 2010-1, Class A, 3 mo. USD LIBOR + .700% 5.457% FRN 8/25/48 (a)	51,013	49,480
Series 2015-1, Class B, ABS, 144A, 1 mo. USD LIBOR + 1.500% 5.889% FRN 9/25/43 (a)	100,000	96,352
Higher Education Funding I, Series 2004-1, Class B1,
4.161% FRN 1/01/44 (a) (c)	950,000	855,655
Laurel Road Prime Student Loan Trust, Series 2019-A, Class BFX
3.000% 10/25/48 (a)	1,210,820	1,156,191
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%
6.139% FRN 12/26/40 (a)	14,234	14,227
Nelnet Student Loan Trust
Series 2006-2, Class B, 3 mo. USD LIBOR + .200% 4.558% FRN 1/25/38	654,340	578,796
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 4.974% FRN 6/25/41	1,033,052	936,604
Series 2012-4A, Class B, 1 mo. USD LIBOR + 1.000% 5.389% FRN 7/26/49 (a)	900,000	770,268
Series 2018-5A, Class B, 1 mo. USD LIBOR + 1.450% 5.839% FRN 2/25/67 (a)	1,000,000	959,483
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 5.889% FRN 6/25/54 (a)	395,000	371,944
SLC Student Loan Trust
Series 2005-1, Class B, 3 mo. USD LIBOR + .200% 4.850% FRN 2/15/45	402,728	356,553
Series 2006-2, Class B, 3 mo. USD LIBOR + .230% 4.999% FRN 12/15/39	1,028,624	930,234

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2005-3, Class B, 3 mo. USD LIBOR + .250% 5.019% FRN 6/15/55	$842,069	$773,902
SLM Student Loan Trust
Series 2005-4, Class B, 3 mo. USD LIBOR + .180% 4.538% FRN 7/25/55	484,384	445,148
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 4.568% FRN 10/25/40	429,119	401,109
Series 2005-5, Class B, ABS, 3 mo. USD LIBOR + .250% 4.608% FRN 10/25/40	488,621	415,677
Series 2003-14, Class A6, 3 mo. USD LIBOR + .300% 4.658% FRN 7/25/25	1,794	1,793
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 4.668% FRN 1/25/55	346,931	316,746
Series 2004-1 Class B, 3 mo. USD LIBOR + .500% 4.858% FRN 7/25/39	328,865	309,968
Series 2003-4, Class B, 3 mo. USD LIBOR + .650% 5.419% FRN 6/15/38	223,289	209,680
Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 5.419% FRN 12/15/38	824,368	773,288
SMB Private Education Loan Trust
Series 2014-A, Class B, 4.000% 9/15/42 (a)	1,250,000	1,174,572
Series 2015-C, Class C, 4.500% 9/17/46 (a)	1,710,000	1,613,740
Series 2016-C, Class A2B, 1 mo. USD LIBOR + 1.100% 5.418% FRN 9/15/34 (a)	66,936	66,119
SoFi Alternative Trust, Series 2019-C, Class PT,
5.188% VRN 1/25/45 (a) (c)	2,002,218	1,848,848
SoFi Professional Loan Program LLC
Series 2019-A, Class BFX, ABS, 144A, 4.110% 6/15/48 (a)	870,000	812,702
Series 2016-D, Class A1, 1 mo. USD LIBOR + .950% 5.339% FRN 1/25/39 (a)	7,699	7,676
Wachovia Student Loan Trust, Series 2005-1, Class B, ABS, 3 mo. USD LIBOR + .300%
4.658% FRN 10/25/40	349,260	319,694
		28,496,467
Whole Loan Collateral Collateralized Mortgage Obligations — 9.8%
Angel Oak Mortgage Trust
Series 2020-5, Class A3, 2.041% VRN 5/25/65 (a) (c)	574,901	502,980
Series 2021-1, Class M1, 2.215% VRN 1/25/66 (a) (c)	2,290,000	1,474,509
Series 2021-3, Class M1, 2.479% VRN 5/25/66 (a) (c)	6,583,000	3,793,871
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
3.961% VRN 8/25/34 (c)	8,147	7,665
Credit Suisse Mortgage Capital Certificates, Series 2021-NQM4, Class M1,
2.472% VRN 5/25/66 (a) (c)	7,095,350	4,115,420
FWD Securitization Trust, Series 2020-INV1, Class M1,
2.850% VRN 1/25/50 (a) (c)	1,804,000	1,281,600
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2,
3.186% VRN 2/25/34 (c)	40,264	37,224
MFRA Trust, Series 2020-NQM1, Class A3,
2.300% VRN 8/25/49 (a) (c)	479,963	422,064
New Residential Mortgage Loan Trust, Series 2020-NQM1, Class M1,
3.207% VRN 1/26/60 (a) (c)	2,252,000	1,774,541
Oceanview Trust, Series 2021-1, Class M3
3.090% 12/29/51 (a)	5,000,000	4,638,514
Onslow Bay Financial LLC
Series 2021-NQM1, Class M1, 2.219% VRN 2/25/66 (a) (c)	2,501,000	1,385,904
Series 2020-INV1, Class A21, 3.500% VRN 12/25/49 (a) (c)	995,237	845,296
Shellpoint Co-Originator Trust, Series 2016-1, Class 2A3,
3.000% VRN 10/25/31 (a) (c)	205,099	185,503
Starwood Mortgage Residential Trust
Series 2021-3, Class M1, 2.491% VRN 6/25/56 (a) (c)	5,582,000	3,243,458
Series 2020-INV1, Class M1, 2.501% 11/25/55 (a)	2,500,000	1,912,387
Toorak Mortgage Corp., Series 2021-INV1, Class M1,
2.585% VRN 7/25/56 (a) (c)	1,222,000	702,946

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Verus Securitization Trust
Series 2021-1, Class M1, 1.968% VRN 1/25/66 (a) (c)	$2,247,000	$1,343,821
Series 2019-INV3, Class M1, 3.279% VRN 11/25/59 (a) (c)	2,129,000	1,760,687
Series 2020-4, Class M1, 3.291% VRN 5/25/65 (a) (c)	3,602,000	2,948,978
		32,377,368

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $177,455,173)		149,393,291

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (d) — 0.0%
Pass-Through Securities — 0.0%
Federal Home Loan Mortgage Corp. Pool #1Q0239, 1 year CMT + 2.175% 3.018% FRN 3/01/37	59,717	60,438
Federal National Mortgage Association Pool #775539 12 mo. USD LIBOR + 1.641% 3.391% FRN 5/01/34	13,831	13,908
Government National Mortgage Association Pool #507545 7.500% 8/15/29	19,123	20,009
		94,355

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $93,901)		94,355

TOTAL BONDS & NOTES (Cost $366,434,852)		309,906,121

	Number of Shares
MUTUAL FUNDS — 1.8%
Diversified Financial Services — 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio (e)	5,878,503	5,878,503

TOTAL MUTUAL FUNDS (Cost $5,878,503)		5,878,503

TOTAL LONG-TERM INVESTMENTS (Cost $372,313,355)		315,784,624

	Principal Amount
SHORT-TERM INVESTMENTS — 4.5%
Commercial Paper — 4.2%
Alimentation Couche-Tard, Inc.
4.835% 1/11/23 (a)	$2,000,000	1,996,885
Fidelity National Information Services, Inc.
4.941% 1/19/23 (a)	3,000,000	2,992,288
Florida Power & Light Co.
4.311% 1/03/23	2,000,000	1,999,018
HP, Inc.
4.864% 1/23/23 (a)	6,000,000	5,981,424

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Parker-Hannifin Corp.
5.078% 3/23/23 (a)	$1,000,000	$988,417
		13,958,032
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/30/22, 1.280%, due 1/03/23 (f)	1,073,803	1,073,803

TOTAL SHORT-TERM INVESTMENTS (Cost $15,032,937)		15,031,835

TOTAL INVESTMENTS — 99.9% (Cost $387,346,292) (g)		330,816,459

Other Assets/(Liabilities) — 0.1%		240,031

NET ASSETS — 100.0%		$331,056,490

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2022, the aggregate market value of these securities amounted to $239,948,614 or 72.48% of net assets.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2022, was $5,751,982 or 1.74% of net assets. (Note 2).
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2022.
(d)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(e)	Represents investment of security lending cash collateral. (Note 2).
(f)	Maturity value of $1,073,956. Collateralized by U.S. Government Agency obligations with a rate of 2.875%, maturity date of 5/15/28, and an aggregate market value, including accrued interest, of $1,095,353.
(g)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Short
U.S. Treasury Long Bond	3/22/23	13	$(1,669,302)	$39,833
U.S. Treasury Ultra 10 Year	3/22/23	107	(12,674,972)	18,878
U.S. Treasury Note 2 Year	3/31/23	297	(60,850,067)	(58,136)
U.S. Treasury Note 5 Year	3/31/23	831	(89,674,357)	(15,214)
				$(14,639)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.047%	Semi-Annually	11/22/24	USD	60,500,000	$(4,017,519)	$—	$(4,017,519)

Currency Legend

USD	U.S. Dollar

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments

December 31, 2022 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 88.0%

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 51.4%
Automobile Asset-Backed Securities — 6.6%
Avis Budget Rental Car Funding, Series 2017-2A, Class D
4.560% 3/20/24 (a)	$2,500,000	$2,491,297
Carvana Auto Receivables Trust, Series 2020-N3, Class B
0.660% 6/12/28	1,830,215	1,666,845
Drive Auto Receivables Trust, Series 2021-1, Class C
1.020% 6/15/27	2,700,000	2,641,723
Hertz Vehicle Financing LLC, Series 2021-1A, Class D
3.980% 12/26/25 (a)	4,600,000	4,089,645
Onemain Direct Auto Receivable Trust, Series 2022-1A, Class C
5.310% 6/14/29 (a)	1,100,000	1,058,418
Santander Drive Auto Receivables Trust, Series 2021-2, Class D
1.350% 7/15/27	5,000,000	4,678,435
Westlake Automobile Receivables Trust, Series 2020-3A, Class D
1.650% 2/17/26 (a)	2,779,000	2,635,620
		19,261,983
Commercial Mortgage-Backed Securities — 4.5%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500%
5.818% FRN 7/15/35 (a)	1,150,000	1,088,175
BX Commercial Mortgage Trust, Series 2019-XL, Class F, 1 mo. TSFR + 2.114%
6.450% FRN 10/15/36 (a)	2,082,500	2,004,552
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750%
6.068% FRN 12/15/37 (a)	250,836	242,067
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600% 5.918% FRN 5/15/36 (a)	6,000,000	5,850,274

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-ICE4, Class E, 1 mo. USD LIBOR + 2.150% 6.468% FRN 5/15/36 (a)	$3,605,000	$3,488,047
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
6.118% FRN 5/15/36 (a)	389,000	378,564
		13,051,679
Home Equity Asset-Backed Securities — 0.6%
Centex Home Equity Loan Trust, Series 2006-A, Class M1, 1 mo. USD LIBOR + .450%
4.839% FRN 6/25/36	157,936	157,191
Home Equity Asset Trust, Series 2005-9, Class M1, 1 mo. USD LIBOR + .615%
5.004% FRN 4/25/36	1,701,152	1,654,896
		1,812,087
Other Asset-Backed Securities — 21.5%
321 Henderson Receivables LLC, Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200%
4.518% FRN 9/15/41 (a)	44,947	44,151
Affirm Asset Securitization Trust
Series 2021-Z1, Class A, 1.070% 8/15/25 (a)	6,703,618	6,517,715
Series 2021-Z2, Class A, 1.170% 11/16/26 (a)	1,050,680	1,003,981
Series 2022-X1, Class A, 1.750% 2/15/27 (a)	1,093,305	1,062,706
Series 2020-Z2, Class A, 1.900% 1/15/25 (a)	989,183	973,401
BHG Securitization Trust
Series 2021-B, Class A, 0.900% 10/17/34 (a)	1,218,597	1,148,513
Series 2022-C, Class A, 5.320% 10/17/35 (a)	1,641,547	1,628,010
Cascade Funding Mortgage Trust, Series 2021-EBO1, Class A,
0.985% VRN 11/25/50 (a) (b)	1,652,419	1,552,258
Citigroup Mortgage Loan Trust, Series 2006-WFH2, Class M1, 1 mo. USD LIBOR + .405%
4.794% FRN 8/25/36	122,236	122,122
Crossroads Asset Trust, Series 2021-A, Class A2
0.820% 3/20/24 (a)	120,176	119,252
FCI Funding LLC
Series 2021-1A, Class A, 1.130% 4/15/33 (a)	1,565,298	1,528,711
Series 2021-1A, Class B, 1.530% 4/15/33 (a)	1,043,422	1,019,904
First Franklin Mortgage Loan Trust
Series 2006-FF15, Class A5, 1 mo. USD LIBOR + .160% 4.549% FRN 11/25/36	432,633	418,934

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2005-FF9, Class A4, 1 mo. USD LIBOR + .720% 5.109% FRN 10/25/35	$135,923	$135,731
FNA VI LLC, Series 21-1A, Class A
1.350% 1/10/32 (a)	3,265,085	2,971,108
FREED ABS Trust, Series 2021-2, Class B
1.030% 6/19/28 (a)	372,444	371,256
Gracie Point International Funding
Series 2021-1A, Class A, 1 mo. USD LIBOR + .750% 4.870% FRN 11/01/23 (a)	7,164,245	7,135,512
Series 2022-1A, Class C, 30 day SOFR + 3.500% 7.545% FRN 4/01/24 (a)	2,300,000	2,266,147
30 day SOFR + 4.000% 8.045% FRN 11/01/24 (a)	2,500,000	2,499,997
Series 2022-1A, Class E, 30 day SOFR + 5.750% 9.795% FRN 4/01/24 (a)	1,287,000	1,286,992
Hilton Grand Vacations Trust, Series 2022-2A, Class C
5.570% 1/25/37 (a)	1,442,972	1,388,352
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class A5, 1 mo. USD LIBOR + .260%
4.649% FRN 3/25/37	276,494	264,960
KREF Ltd., Series 2021-FL2, Class D, 1 mo. USD LIBOR + 2.200%
6.526% FRN 2/15/39 (a)	900,000	829,338
LCM Ltd., Series 19A, Class AR, 3 mo. USD LIBOR + 1.240%
5.319% FRN 7/15/27 (a)	258,717	257,720
Lendingpoint Asset Securitization, Series 2021-A, Class B
1.110% 2/15/29 (a)	884,552	878,248
Lendmark Funding Trust, Series 2019-2A, Class A
2.780% 4/20/28 (a)	2,786,581	2,702,476
New Residential Advance Receivables Trust Advance Receivables Backed
Series 2020-T1, Class BT1, 1.823% 8/15/53 (a)	1,000,000	961,803
Series 2020-T1, Class DT1, 3.011% 8/15/53 (a)	1,510,000	1,450,609
NP SPE II LP, Series 2019-1A, Class A1
2.574% 9/20/49 (a)	166,374	154,328
Oportun Funding LLC, Series 2022-1, Class A
3.250% 6/15/29 (a)	1,820,577	1,789,597
Orange Lake Timeshare Trust
Series 2016-A, Class A, 2.610% 3/08/29 (a)	240,919	238,874
Series 2016-A, Class B, 2.910% 3/08/29 (a)	319,238	319,139
Pagaya AI Debt Selection Trust
Series 2021-3, Class A, 1.150% 5/15/29 (a)	2,310,814	2,254,713
Series 2022-1, Class A, 2.030% 10/15/29 (a)	9,593,593	9,221,549
Sierra Receivables Funding LLC
Series 2019-3A, Class C, 3.000% 8/20/36 (a)	683,555	644,945
Series 2019-2A, Class C, 3.120% 5/20/36 (a)	620,099	581,940
Series 2019-1A, Class C, 3.770% 1/20/36 (a)	199,212	186,487
Series 2018-1A, Class B, 4.036% 4/20/35	217,065	206,433

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-3A, Class D, 4.180% 8/20/36 (a)	$171,472	$162,579
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	127,827	121,312
Structured Asset Investment Loan Trust, Series 2005-2, Class M2, 1 mo. USD LIBOR + .735%
5.124% FRN 3/25/35	448,181	444,170
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC6, Class A4, 1 mo. USD LIBOR + .170% 4.559% FRN 1/25/37	182,817	177,775
Series 2006-WF1, Class M4, 1 mo. USD LIBOR + .645% 5.034% FRN 2/25/36	280,637	280,053
Upstart Securitization Trust, Series 2021-4, Class A
0.840% 9/20/31 (a)	3,469,481	3,353,892
		62,677,693
Student Loans Asset-Backed Securities — 6.6%
Chase Education Loan Trust, Series 2007-A, Class A4, 3 mo. USD LIBOR + .100%
4.824% FRN 3/28/68	1,541,060	1,496,991
College Loan Corp. Trust, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%
4.569% FRN 1/15/37	210,125	180,224
Commonbond Student Loan Trust
Series 2021-AGS, Class B, 1.400% 3/25/52 (a)	163,059	137,820
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	10,015	8,980
Series 2019-AGS, Class A2, 1 mo. USD LIBOR + .900% 5.289% FRN 1/25/47 (a)	397,746	396,818
DRB Prime Student Loan Trust, Series 2017-A, Class A1, 1 mo. USD LIBOR + .850%
5.239% FRN 5/27/42 (a)	495,813	495,896
Edsouth Indenture No 10 LLC, No.10 LLC, Series 2015-2, Class B, 1 mo. USD LIBOR + 1.500%
5.889% FRN 12/25/58 (a)	750,000	749,573
ELFI Graduate Loan Program LLC, Series 2018-A, Class A1, 1 mo. USD LIBOR + .750%
5.139% FRN 8/25/42 (a)	620,308	605,152
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + .700%
5.457% FRN 8/25/48 (a)	92,552	89,771
JP Morgan Student Loan Trust, Series 2007-A, Class B, 3 mo. USD LIBOR + .350%
4.724% FRN 6/28/39 (a)	199,636	179,939

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Laurel Road Prime Student Loan Trust
Series 2019-A, Class A1FX, 2.340% 10/25/48 (a)	$118,173	$115,731
Series 2018-B, Class A2FX, 3.540% 5/26/43 (a)	401,405	391,777
Series 2017-C, Class A1, 1 mo. USD LIBOR + .550% 4.939% FRN 11/25/42 (a)	52,234	51,970
Navient Private Education Refi Loan Trust
Series 2021-A, Class A, 0.840% 5/15/69 (a)	5,362,069	4,637,689
Series 2020-HA, Class A, 1.310% 1/15/69 (a)	1,337,428	1,187,314
Navient Student Loan Trust, Series 2016-7A, Class A, 1 mo. USD LIBOR + 1.150%
5.539% FRN 3/25/66 (a)	1,272,714	1,231,727
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%
6.139% FRN 12/26/40 (a)	7,569	7,565
Nelnet Student Loan Trust
Series 2006-2, Class B, 3 mo. USD LIBOR + .200% 4.558% FRN 1/25/38	269,434	238,328
Series 2004-3, Class B, 3 mo. USD LIBOR + .350% 4.708% FRN 10/25/40	545,845	507,660
Series 2005-2, Class B, 3 mo. USD LIBOR + .170% 4.923% FRN 3/23/37	523,365	475,396
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 4.974% FRN 6/25/41	167,871	152,198
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 5.889% FRN 6/25/41 (a)	295,000	291,606
SLC Student Loan Trust
Series 2006-2, Class B, 3 mo. USD LIBOR + .230% 4.999% FRN 12/15/39	218,193	197,322
Series 2005-2, Class B, 3 mo. USD LIBOR + .280% 5.049% FRN 3/15/40	725,927	675,232
SLM Student Loan Trust
Series 2005-5, Class A4, 3 mo. USD LIBOR + .140% 4.498% FRN 10/25/28	359,137	355,130
Series 2006-4, Class B, 3 mo. USD LIBOR + .200% 4.558% FRN 1/25/70	152,177	143,057
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 4.568% FRN 10/25/40	221,556	207,095
Series 2006-2, Class B, 3 mo. USD LIBOR + .220% 4.578% FRN 1/25/41	233,112	214,764
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 4.668% FRN 1/25/55	208,159	190,048
Series 2004-3, Class B, 3 mo. USD LIBOR + .470% 4.828% FRN 10/25/64	152,540	144,467
Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 5.419% FRN 12/15/38	167,102	156,747
SMB Private Education Loan Trust
Series 2019-A, Class A2B, 1 mo. USD LIBOR + .870% 5.188% FRN 7/15/36 (a)	941,688	928,391
Series 2014-A, Class A3, 1 mo. USD LIBOR + 1.500% 5.818% FRN 4/15/32 (a)	1,273,940	1,269,603
SoFi Alternative Trust, Series 2019-C, Class PT,
5.188% VRN 1/25/45 (a) (b)	506,250	467,471

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SoFi Professional Loan Program LLC, Series 2018-D, Class A2FX
3.600% 2/25/48 (a)	$803,987	$773,050
		19,352,502
Whole Loan Collateral Collateralized Mortgage Obligations — 11.6%
Angel Oak Mortgage Trust, Series 2022-2, Class A1,
3.353% VRN 1/25/67 (a) (b)	2,231,519	2,038,266
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A3,
1.435% VRN 3/25/60 (a) (b)	828,340	741,642
CIM Trust, Series 2019-INV3, Class A11, 1 mo. USD LIBOR + 1.000%
4.966% FRN 8/25/49 (a)	750,331	690,058
COLT Mortgage Loan Trust, Series 2022-1, Class A1,
2.284% VRN 12/27/66 (a) (b)	8,449,335	7,347,324
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3,
1.128% VRN 5/25/65 (a) (b)	459,717	404,292
Lakeview Trust
Series 2022-1, Class M3, 4.585% 4/25/52 (a)	1,400,000	1,308,143
Series 2022-3, Class M3, 5.437% 5/29/52 (a)	3,300,000	3,037,980
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, 1 mo. USD LIBOR + .750%
5.139% FRN 5/25/55 (a)	5,333,000	5,242,507
Oceanview Trust
Series 2021-1, Class A, 1.219% 12/29/51 (a)	2,448,993	2,342,281
Series 2021-1, Class M3, 3.090% 12/29/51 (a)	2,906,000	2,695,904
Onslow Bay Financial LLC
Series 2021-NQM2, Class A2, 1.357% VRN 5/25/61 (a) (b)	645,303	489,175
Series 2020-EXP1, Class 2A2, 1 mo. USD LIBOR + .950% 5.339% FRN 2/25/60 (a)	355,527	325,068
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
7.239% FRN 2/25/23 (a)	270,000	269,416
PSMC Trust, Series 2020-2, Class A2,
3.000% VRN 5/25/50 (a) (b)	888,724	786,103
Starwood Mortgage Residential Trust
Series 2020-1, Class M1, 2.878% VRN 2/25/50 (a) (b)	1,000,000	848,473
Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (b)	1,126,290	1,057,779
Starwood Residential Mortgage Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (b)	3,858,327	3,159,170
Verus Securitization Trust
Series 2021-3, Class A3, 1.437% VRN 6/25/66 (a) (b)	979,325	780,802

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-INV2, Class A3, 3.219% VRN 7/25/59 (a) (b)	$432,948	$412,751
		33,977,134

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $157,677,837)		150,133,078

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (c) — 11.5%
Whole Loans — 11.5%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2021-DNA6, Class M1, 30 day SOFR + .800% 4.728% FRN 10/25/41 (a)	6,950,000	6,860,590
Series 2021-HQA3, Class M1, 30 day SOFR + .850% 4.778% FRN 9/25/41 (a)	8,509,342	8,136,820
Series 2021-DNA7, Class M1, 30 day SOFR + .850% 4.778% FRN 11/25/41 (a)	2,130,043	2,091,414
Series 2022-DNA1, Class M1A, 30 day SOFR + 1.000% 4.928% FRN 1/25/42 (a)	665,140	649,241
Series 2022-DNA3, Class M1A, 30 day SOFR + 2.000% 5.928% FRN 4/25/42 (a)	3,343,337	3,335,931
Series 2020-DNA1, Class M2, 1 mo. USD LIBOR + 1.700% 6.089% FRN 1/25/50 (a)	1,233,118	1,227,997
Series 2018-DNA3, Class M2A, 1 mo. USD LIBOR + 2.100% 6.489% FRN 9/25/48 (a)	862,653	863,621
Series 2020-DNA5, Class M2, 30 day SOFR + 2.800% 6.728% FRN 10/25/50 (a)	600,914	603,816
Series 2022-DNA5, Class M1A, 30 day SOFR + 2.950% 6.878% FRN 6/25/42 (a)	3,280,913	3,316,991
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2019-R03, Class 1M2, 1 mo. USD LIBOR + 2.150% 6.539% FRN 9/25/31 (a)	799,379	797,415
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300% 6.689% FRN 8/25/31 (a)	376,307	376,406
Series 2022-R07, Class 1M1, 30 day SOFR + 2.950% 6.894% FRN 6/25/42 (a)	5,303,437	5,349,160
		33,609,402

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $34,251,188)		33,609,402

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 25.1%
U.S. Treasury Bonds & Notes — 25.1%
U.S. Treasury Inflation Index
0.125% 2/15/52	$1,873,200	$1,212,970
0.125% 4/15/25	2,739,776	2,612,848
0.125% 10/15/25	4,048,075	3,850,178
0.125% 4/15/26	2,045,196	1,924,455
0.125% 7/15/26	2,324,597	2,192,476
0.125% 10/15/26	3,762,053	3,529,667
0.125% 4/15/27	2,849,445	2,658,165
0.125% 1/15/30	1,853,040	1,666,409
0.125% 7/15/30	3,021,668	2,708,613
0.125% 1/15/31	3,205,048	2,849,613
0.125% 7/15/31	2,418,056	2,138,988
0.125% 1/15/32	3,332,283	2,921,996
0.125% 2/15/51	1,201,725	773,829
0.250% 7/15/29	2,242,433	2,055,242
0.250% 2/15/50	1,622,600	1,094,008
0.375% 7/15/25 (d)	1,916,178	1,841,664
0.375% 1/15/27	1,911,987	1,804,761
0.375% 7/15/27	1,461,732	1,379,038
0.500% 1/15/28	1,691,200	1,592,040
0.625% 1/15/26	1,254,040	1,204,760
0.625% 7/15/32	5,691,803	5,218,968
0.625% 2/15/43	1,036,832	836,540
0.750% 7/15/28	2,813,356	2,682,854
0.750% 2/15/42	1,582,440	1,324,614
0.750% 2/15/45	1,632,340	1,320,006
0.875% 1/15/29	2,035,638	1,941,470
0.875% 2/15/47 (e)	1,172,671	961,208
1.000% 2/15/46 (e)	1,131,813	961,127
1.000% 2/15/49	479,581	400,781
1.375% 2/15/44	1,534,236	1,424,742
1.625% 10/15/27	3,822,382	3,821,934
1.750% 1/15/28	3,413,592	3,414,881
2.000% 1/15/26	750,650	750,335
2.125% 2/15/40	689,310	729,753
2.125% 2/15/41	693,937	735,166
2.375% 1/15/27	1,034,299	1,055,995
2.500% 1/15/29	902,109	941,559
3.375% 4/15/32	335,744	384,667
3.625% 4/15/28	1,704,128	1,859,119
3.875% 4/15/29	543,768	611,612
		73,389,051

TOTAL U.S. TREASURY OBLIGATIONS (Cost $82,575,928)		73,389,051

TOTAL BONDS & NOTES (Cost $274,504,953)		257,131,531

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.4%
Diversified Financial Services — 0.4%
State Street Navigator Securities Lending Prime Portfolio (f)	1,107,700	$1,107,700

TOTAL MUTUAL FUNDS (Cost $1,107,700)		1,107,700

TOTAL LONG-TERM INVESTMENTS (Cost $275,612,653)		258,239,231

	Principal Amount
SHORT-TERM INVESTMENTS — 11.7%
Commercial Paper — 11.4%
Amcor Flexibles North America, Inc.
5.165% 2/23/23 (a)	$5,000,000	4,963,196
Fidelity National Information Services, Inc.
4.825% 1/06/23 (a)	5,400,000	5,395,202
Penske Truck Leasing Co. LP
4.778% 1/10/23	4,000,000	3,994,270
Spire, Inc.
5.021% 2/09/23 (a)	5,000,000	4,972,889
Suncor Energy, Inc.
5.340% 3/13/23 (a)	4,000,000	3,959,939
Tampa Electric Co.
4.826% 1/30/23 (a)	5,000,000	4,979,527
Walgreens Boots Alliance, Inc.
5.104% 2/06/23 (a)	5,000,000	4,974,577
		33,239,600

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/30/22, 1.280%, due 1/03/23 (g)	$914,953	$914,953

TOTAL SHORT-TERM INVESTMENTS (Cost $34,153,203)		34,154,553

TOTAL INVESTMENTS — 100.1% (Cost $309,765,856) (h)		292,393,784

Other Assets/(Liabilities) — (0.1)%		(274,070)

NET ASSETS — 100.0%		$292,119,714

Abbreviation Legend

FRN	Floating Rate Note
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2022, the aggregate market value of these securities amounted to $194,803,883 or 66.69% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2022.
(c)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(d)	All or a portion of this security is pledged/held as collateral for open derivatives.
(e)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2022, was $1,085,921 or 0.37% of net assets. (Note 2).
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $915,084. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/30/24, and an aggregate market value, including accrued interest, of $933,278.
(h)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	3/22/23	14	$1,788,796	$(33,983)
Short
U.S. Treasury Ultra 10 Year	3/22/23	31	$(3,713,533)	$46,814
U.S. Treasury Ultra Bond	3/22/23	7	(969,227)	29,039
U.S. Treasury Note 2 Year	3/31/23	315	(64,539,572)	(60,038)
U.S. Treasury Note 5 Year	3/31/23	31	(3,369,427)	23,607
				$39,422

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
12-Month USD SOFR	Annually	Fixed 3.552%	Annually	12/07/24	USD	10,000,000	$(171,118)	$—	$(171,118)
Fixed 2.620%	Maturity	U.S. Consumer Price Index	Maturity	12/13/24	USD	6,000,000	(2,804)	—	(2,804)
12-Month USD SOFR	Annually	Fixed 4.062%	Annually	12/22/24	USD	10,000,000	(74,547)	—	(74,547)
Fixed 2.494%	Maturity	U.S. Consumer Price Index	Maturity	12/23/24	USD	20,000,000	15,940	—	15,940
12-Month USD SOFR	Annually	Fixed 4.250%	Annually	5/01/25	USD	19,700,000	13,902	—	13,902
12-Month USD SOFR	Annually	Fixed 4.661%	Annually	5/08/25	USD	19,600,000	170,937	—	170,937
Fixed 3.082%	Annually	12-Month USD SOFR	Annually	12/07/32	USD	2,241,000	81,649	—	81,649
Fixed 3.352%	Annually	12-Month USD SOFR	Annually	12/22/32	USD	2,259,000	31,670	—	31,670
Fixed 3.713%	Annually	12-Month USD SOFR	Annually	5/01/33	USD	4,500,000	(90,729)	—	(90,729)
Fixed 3.905%	Annually	12-Month USD SOFR	Annually	5/08/33	USD	4,500,000	(163,249)	—	(163,249)
							$(188,349)	$—	$(188,349)

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	No. of Contracts/Notional	Value	Upfront Premium Received (Paid)/ Received	Unrealized Appreciation/ (Depreciation)
Fed Funds + 15.0 BP	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	Barclays PLC	5/31/23	57,029,328	$(581,529)	$—	$(581,529)
Fed Funds + 9.0 BP	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	1/31/23	4,038,655	(292,636)	—	(292,636)
Fed Funds + 8.5 BP	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	2/28/23	19,954,732	(940,215)	—	(940,215)
Fed Funds + 9.0 BP	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	2/28/23	46,365,568	365,887	—	365,887
Fed Funds + 8.0 BP	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	1/31/23	2,633,427	(190,815)	—	(190,815)
Fed Funds + 8.5 BP	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	2/28/23	31,473,123	(1,482,931)	—	(1,482,931)
Fed Funds + 7.0 BP	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	4/28/23	46,114,736	363,908	—	363,908
							$(2,758,331)	$—	$(2,758,331)

Currency Legend
USD U.S. Dollar

MassMutual Core Bond Fund — Portfolio of Investments

December 31, 2022 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.7%

CORPORATE DEBT — 38.3%
Aerospace & Defense — 0.4%
The Boeing Co.
5.150% 5/01/30	$2,275,000	$2,225,653
5.930% 5/01/60	710,000	650,928
		2,876,581
Agriculture — 1.0%
Altria Group, Inc.
5.800% 2/14/39	1,425,000	1,308,532
BAT Capital Corp.
3.462% 9/06/29	1,125,000	966,295
4.700% 4/02/27	1,355,000	1,300,679
4.758% 9/06/49	805,000	587,118
Imperial Brands Finance PLC
3.875% 7/26/29 (a)	1,627,000	1,391,056
Reynolds American, Inc.
5.850% 8/15/45	1,025,000	878,040
Viterra Finance BV
3.200% 4/21/31 (a)	1,540,000	1,167,238
		7,598,958
Airlines — 0.2%
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A,
4.100% 10/01/29	1,054,871	940,115
United Airlines Pass-Through Trust, Series 2018-1, Class B,
4.600% 9/01/27	344,857	315,135
		1,255,250
Auto Manufacturers — 0.7%
General Motors Co.
5.150% 4/01/38	785,000	680,215
6.800% 10/01/27	1,995,000	2,073,731
General Motors Financial Co., Inc.
3.100% 1/12/32	1,815,000	1,427,194
Nissan Motor Co. Ltd.
4.345% 9/17/27 (a)	1,035,000	939,499
		5,120,639
Auto Parts & Equipment — 0.1%
Lear Corp.
3.550% 1/15/52	1,470,000	898,069
Banks — 7.2%
ABN AMRO Bank NV
4.750% 7/28/25 (a)	2,100,000	2,036,601

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Bank Hapoalim BM 5 year CMT + 2.155%
3.255% VRN 1/21/32 (a)	$2,800,000	$2,409,344
Bank of America Corp.
5 year CMT + 1.200% 2.482% VRN 9/21/36	2,930,000	2,160,174
5 year CMT + 2.000% 3.846% VRN 3/08/37	2,225,000	1,848,229
3 mo. USD LIBOR + 1.310% 4.271% VRN 7/23/29	615,000	574,529
6.110% 1/29/37	1,275,000	1,292,944
7.750% 5/14/38	1,055,000	1,231,942
The Bank of Nova Scotia 3 mo. USD LIBOR + 2.648%
6.567% VRN (b)	3,550,000	3,299,793
Barclays PLC
4.337% 1/10/28	1,600,000	1,489,046
5.200% 5/12/26	1,035,000	1,007,415
5 year CMT + 5.431% 8.000% VRN (b)	1,368,000	1,279,080
BPCE SA SOFR + 1.730%
3.116% VRN 10/19/32 (a)	2,080,000	1,524,112
Citigroup, Inc. 3 mo. USD LIBOR + 4.068%
5.950% VRN (b) (c)	865,000	856,566
Credit Suisse Group AG
SOFR + .980% 1.305% VRN 2/02/27 (a)	2,600,000	2,076,577
SOFR + 3.340% 6.373% VRN 7/15/26 (a)	1,738,000	1,632,989
Deutsche Bank AG SOFR + 1.318%
2.552% VRN 1/07/28	2,685,000	2,289,142
Discover Bank 5 year USD Swap + 1.730%
4.682% VRN 8/09/28	2,175,000	2,087,853
First Republic Bank
4.375% 8/01/46	1,970,000	1,503,282
The Goldman Sachs Group, Inc.
SOFR + 1.410% 3.102% VRN 2/24/33	1,550,000	1,262,958
6.750% 10/01/37	1,565,000	1,664,932
HSBC Holdings PLC
SOFR + 1.290% 1.589% VRN 5/24/27	2,151,000	1,857,332
SOFR + 1.285% 2.206% VRN 8/17/29	1,355,000	1,100,030
SOFR + 3.350% 7.390% VRN 11/03/28	765,000	802,833
JP Morgan Chase & Co.
SOFR + 2.515% 2.956% VRN 5/13/31	1,350,000	1,115,576
5.600% 7/15/41	1,225,000	1,231,208
Macquarie Bank Ltd. 5 year CMT + 1.700%
3.052% VRN 3/03/36 (a)	1,266,000	918,506
Mizrahi Tefahot Bank Ltd. 5 year CMT + 2.250%
3.077% VRN 4/07/31 (a)	3,585,000	3,141,356
Morgan Stanley
SOFR + 1.360% 2.484% VRN 9/16/36	1,410,000	1,025,902
SOFR + 2.620% 5.297% VRN 4/20/37	2,660,000	2,440,090
National Australia Bank Ltd. 5 year CMT + 1.700%
3.347% VRN 1/12/37 (a)	3,060,000	2,335,470
Toronto-Dominion Bank 5 year CMT + 4.075%
8.125% VRN 10/31/82	1,642,000	1,707,680
UBS Group AG 1 year CMT + 1.750%
4.751% VRN 5/12/28 (a)	1,525,000	1,461,490
		52,664,981
Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900% 2/01/46	2,000,000	1,833,070
Molson Coors Beverage Co.
4.200% 7/15/46	1,479,000	1,154,495

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.000% 5/01/42	$350,000	$312,212
		3,299,777
Chemicals — 0.6%
Celanese US Holdings LLC
6.050% 3/15/25	1,945,000	1,939,834
DuPont de Nemours, Inc.
5.319% 11/15/38	1,350,000	1,301,683
Syngenta Finance NV
4.441% 4/24/23 (a)	1,375,000	1,368,826
		4,610,343
Computers — 0.1%
Dell International LLC / EMC Corp.
8.100% 7/15/36	450,000	506,182
Diversified Financial Services — 3.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300% 1/30/32	4,560,000	3,578,105
Antares Holdings LP
2.750% 1/15/27 (a)	985,000	790,134
3.950% 7/15/26 (a)	2,725,000	2,359,495
8.500% 5/18/25 (a)	1,185,000	1,210,607
Ares Finance Co. III LLC 5 year CMT + 3.237%
4.125% VRN 6/30/51 (a)	1,875,000	1,415,625
Ares Finance Co. LLC
4.000% 10/08/24 (a)	2,380,000	2,272,696
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (a)	2,970,000	2,377,667
3.250% 2/15/27 (a)	1,945,000	1,666,726
4.250% 4/15/26 (a)	3,296,000	2,992,983
5.500% 1/15/26 (a)	205,000	195,092
Blue Owl Finance LLC
3.125% 6/10/31 (a)	3,455,000	2,574,295
4.125% 10/07/51 (a)	1,875,000	1,110,113
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (a)	1,919,474	1,631,553
		24,175,091
Electric — 1.1%
The Cleveland Electric Illuminating Co.
5.950% 12/15/36	589,000	586,802
CMS Energy Corp.
4.700% 3/31/43	655,000	552,391
4.875% 3/01/44	700,000	639,706
Enel Finance International NV
5.000% 6/15/32 (a)	1,650,000	1,483,751
NextEra Energy Capital Holdings, Inc. 5 year CMT + 2.547%
3.800% VRN 3/15/82	1,275,000	1,040,364
Pacific Gas and Electric Co.
2.500% 2/01/31	1,035,000	808,736
PG&E Wildfire Recovery Funding LLC
4.674% 12/01/53	1,200,000	1,070,267

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Texas Electric Market Stabilization Funding N LLC
5.167% 2/01/52 (a)	$2,000,000	$1,913,763
		8,095,780
Entertainment — 0.2%
Warnermedia Holdings, Inc.
4.279% 3/15/32 (a)	2,080,000	1,715,730
Food — 0.8%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.625% 1/15/32 (a)	4,750,000	3,847,500
Smithfield Foods, Inc.
2.625% 9/13/31 (a)	1,555,000	1,115,878
3.000% 10/15/30 (a)	1,208,000	920,454
		5,883,832
Gas — 0.4%
CenterPoint Energy Resources Corp.
6.625% 11/01/37	1,500,000	1,557,006
NiSource, Inc.
4.800% 2/15/44	1,350,000	1,198,895
		2,755,901
Insurance — 7.1%
Allianz SE 5 year CMT + 2.973%
3.500% VRN (a) (b)	4,400,000	3,685,781
Allstate Corp. 3 mo. USD LIBOR + 2.938%
5.750% VRN 8/15/53	3,220,000	3,026,800
American International Group, Inc. 3 mo. USD LIBOR + 2.868%
5.750% VRN 4/01/48	2,454,000	2,344,003
AmTrust Financial Services, Inc.
6.125% 8/15/23	4,330,000	4,176,323
Ascot Group Ltd.
4.250% 12/15/30 (a)	2,215,000	1,909,862
Athene Global Funding
2.673% 6/07/31 (a) (c)	3,080,000	2,384,664
AXIS Specialty Finance LLC 5 year CMT + 3.186%
4.900% VRN 1/15/40	1,670,000	1,369,400
Brighthouse Financial, Inc.
4.700% 6/22/47	1,525,000	1,124,483
5.625% 5/15/30	1,470,000	1,401,853
CNO Financial Group, Inc.
5.250% 5/30/29	2,801,000	2,676,892
Corebridge Financial, Inc. 5 year CMT + 3.846%
6.875% VRN 12/15/52 (a)	1,974,000	1,835,139
Enstar Finance LLC 5 year CMT + 5.468%
5.750% VRN 9/01/40	2,700,000	2,443,500
Enstar Group Ltd.
4.950% 6/01/29	2,050,000	1,883,260
Global Atlantic Fin Co.
3.125% 6/15/31 (a)	4,161,000	3,062,706
5 year CMT + 3.796% 4.700% VRN 10/15/51 (a) (c)	3,580,000	2,726,771
Hanwha Life Insurance Co. Ltd. 5 year CMT + 1.850%
3.379% VRN 2/04/32 (a)	2,585,000	2,155,338
Hill City Funding Trust
4.046% 8/15/41 (a)	4,055,000	2,807,829

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Jackson Financial, Inc.
3.125% 11/23/31	$1,034,000	$795,209
Liberty Mutual Group, Inc. 5 year CMT + 3.315%
4.125% VRN 12/15/51 (a)	1,225,000	997,885
MetLife Capital Trust IV
7.875% 12/15/67 (a)	925,000	999,100
Prudential Financial, Inc.
3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	1,300,000	1,277,250
3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48	1,396,000	1,333,180
Sammons Financial Group, Inc.
3.350% 4/16/31 (a)	4,980,000	3,802,345
4.450% 5/12/27 (a)	80,000	74,708
4.750% 4/08/32 (a)	90,000	75,394
USF&G Capital I
8.500% 12/15/45 (a)	1,015,000	1,101,991
		51,471,666
Investment Companies — 1.6%
Ares Capital Corp.
2.150% 7/15/26	2,275,000	1,929,302
BlackRock TCP Capital Corp.
3.900% 8/23/24	1,137,000	1,086,295
Blackstone Private Credit Fund
1.750% 9/15/24	370,000	340,296
2.625% 12/15/26	3,660,000	3,033,552
Golub Capital BDC, Inc.
2.500% 8/24/26	1,165,000	990,321
3.375% 4/15/24	2,745,000	2,640,745
OWL Rock Core Income Corp.
4.700% 2/08/27	2,025,000	1,828,420
		11,848,931
Iron & Steel — 0.2%
Vale Overseas Ltd.
6.875% 11/21/36	1,100,000	1,161,251
Lodging — 0.3%
Las Vegas Sands Corp.
3.200% 8/08/24	2,305,000	2,190,219
Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.900% 6/01/52	750,000	473,411
6.484% 10/23/45	1,905,000	1,725,231
Comcast Corp.
2.937% 11/01/56	1,244,000	775,234
3.969% 11/01/47	660,000	527,628
Discovery Communications LLC
4.000% 9/15/55	1,186,000	715,983
4.650% 5/15/50	705,000	486,178
Time Warner Cable, Inc.
6.750% 6/15/39	655,000	621,379
		5,325,044
Metal Fabricate & Hardware — 0.2%
The Timken Co.
4.500% 12/15/28	1,580,000	1,499,818

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Mining — 0.2%
Glencore Finance Canada Ltd.
5.550% STEP 10/25/42 (a)	$857,000	$773,751
Teck Resources Ltd.
6.000% 8/15/40	1,022,000	980,215
		1,753,966
Oil & Gas — 2.3%
BP Capital Markets PLC
5 year CMT + 4.036% 4.375% VRN (b)	2,675,000	2,554,625
5 year CMT + 4.398% 4.875% VRN (b)	1,540,000	1,347,500
Cenovus Energy, Inc.
6.750% 11/15/39	1,176,000	1,224,338
EQT Corp.
3.900% 10/01/27	1,870,000	1,726,828
7.000% STEP 2/01/30	1,965,000	2,037,941
Occidental Petroleum Corp.
6.600% 3/15/46	1,228,000	1,263,600
Ovintiv, Inc.
6.500% 8/15/34	1,110,000	1,121,434
6.500% 2/01/38	530,000	527,723
Patterson-UTI Energy, Inc.
3.950% 2/01/28	2,415,000	2,134,013
5.150% 11/15/29	1,350,000	1,212,562
Petroleos Mexicanos
5.350% 2/12/28	925,000	778,433
6.375% 1/23/45	640,000	396,561
6.500% 3/13/27	295,000	269,164
6.625% 6/15/38	202,000	138,028
		16,732,750
Oil & Gas Services — 0.5%
NOV, Inc.
3.600% 12/01/29	2,670,000	2,351,749
3.950% 12/01/42	1,778,000	1,246,835
		3,598,584
Pharmaceuticals — 0.8%
AbbVie, Inc.
4.700% 5/14/45	815,000	730,211
Cigna Corp.
4.800% 7/15/46	1,105,000	997,678
CVS Health Corp.
5.050% 3/25/48	370,000	333,774
6.125% 9/15/39	895,000	923,425
CVS Pass-Through Trust
5.926% 1/10/34 (a)	1,584,679	1,550,131
Utah Acquisition Sub, Inc.
5.250% 6/15/46	1,750,000	1,331,011
		5,866,230
Pipelines — 2.1%
Energy Transfer LP
6.125% 12/15/45	1,235,000	1,149,569
3 mo. USD LIBOR + 4.028% 6.250% VRN (b) (c)	2,635,000	2,239,750

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
EnLink Midstream Partners LP
4.850% 7/15/26	$996,000	$936,268
Enterprise Products Operating LLC 3 mo. USD LIBOR + 3.033%
5.250% VRN 8/16/77	2,550,000	2,054,666
MPLX LP 3 mo. USD LIBOR + 4.652%
6.875% VRN (b)	2,425,000	2,388,625
Plains All American Pipeline LP 3 mo. USD LIBOR + 4.110%
8.716% VRN (b)	2,590,000	2,227,400
Plains All American Pipeline LP/PAA Finance Corp.
3.800% 9/15/30	770,000	671,060
4.700% 6/15/44	1,525,000	1,163,269
6.650% 1/15/37	475,000	469,695
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.875% 1/15/29	1,692,000	1,707,217
		15,007,519
Private Equity — 0.4%
Apollo Management Holdings LP 5 year CMT + 3.266%
4.950% VRN 1/14/50 (a)	1,970,000	1,672,017
KKR Group Finance Co. VIII LLC
3.500% 8/25/50 (a)	920,000	619,739
KKR Group Finance Co. X LLC
3.250% 12/15/51 (a)	1,135,000	724,112
		3,015,868
Real Estate Investment Trusts (REITS) — 2.6%
Broadstone Net Lease LLC
2.600% 9/15/31	2,050,000	1,541,388
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	2,675,000	2,223,857
Host Hotels & Resorts LP
2.900% 12/15/31	640,000	491,255
3.500% 9/15/30	2,756,000	2,281,165
Invitation Homes Operating Partnership LP
4.150% 4/15/32	520,000	456,484
Kimco Realty Corp.
4.125% 12/01/46	855,000	630,585
4.450% 9/01/47	1,055,000	818,079
Omega Healthcare Investors, Inc.
3.375% 2/01/31	1,800,000	1,389,564
Piedmont Operating Partnership LP
2.750% 4/01/32	1,155,000	811,242
Rexford Industrial Realty LP
2.125% 12/01/30	1,175,000	920,057
Service Properties Trust
4.500% 6/15/23	953,000	936,505
4.950% 10/01/29	1,445,000	998,638
Spirit Realty LP
2.700% 2/15/32	715,000	530,856
3.200% 1/15/27	425,000	377,398
3.400% 1/15/30	490,000	408,087
4.000% 7/15/29	2,405,000	2,096,465
WEA Finance LLC
2.875% 1/15/27 (a)	2,150,000	1,842,730
		18,754,355

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Software — 0.4%
Electronic Arts, Inc.
2.950% 2/15/51	$1,150,000	$747,696
Microsoft Corp.
2.921% 3/17/52	1,560,000	1,114,338
Oracle Corp.
6.900% 11/09/52	691,000	745,814
		2,607,848
Telecommunications — 1.7%
AT&T, Inc.
3.550% 9/15/55	4,675,000	3,133,390
British Telecommunications PLC
9.625% STEP 12/15/30	725,000	870,485
Crown Castle Towers LLC
4.241% 7/15/48 (a)	1,750,000	1,592,418
Sprint Capital Corp.
8.750% 3/15/32	3,150,000	3,748,815
Verizon Communications, Inc.
2.987% 10/30/56	2,599,000	1,596,228
Vodafone Group PLC
5.250% 5/30/48	1,245,000	1,103,170
		12,044,506
Venture Capital — 0.6%
Hercules Capital, Inc.
2.625% 9/16/26	3,662,000	3,092,330
3.375% 1/20/27	1,415,000	1,214,788
		4,307,118

TOTAL CORPORATE DEBT (Cost $327,623,593)		278,642,787

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 27.3%
Commercial Mortgage-Backed Securities — 8.7%
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350%
5.668% FRN 9/15/34 (a)	760,000	727,760
BANK, Series 2020-BN30, Class MCDF,
2.918% VRN 12/15/53 (d)	3,165,000	2,003,436
BBCMS Mortgage Trust
Series 2018-CHRS, Class B, 4.267% VRN 8/05/38 (a) (d)	2,200,000	1,836,394
Series 2018-CHRS, Class C, 4.267% VRN 8/05/38 (a) (d)	1,590,000	1,344,295
Series 2018-CHRS, Class D, 4.267% VRN 8/05/38 (a) (d)	1,220,000	969,240
Benchmark Mortgage Trust
Series 2021-B23, Class 360A, 2.760% VRN 2/15/54 (a) (d)	3,150,000	2,315,755
Series 2021-B23, Class 360B, 2.760% VRN 2/15/54 (a) (d)	4,800,000	3,257,777
Series 2021-B25, Class 300C, 2.994% VRN 4/15/54 (a) (d)	3,100,000	2,195,442
BGME Trust
Series 2021-VR, Class C, 2.995% VRN 1/10/43 (a) (d)	16,248,000	12,743,586
Series 2021-VR, Class D, 2.995% VRN 1/10/43 (a) (d)	3,790,000	2,878,968
BX Commercial Mortgage Trust, Series 2021-VOLT, Class E, 1 mo. USD LIBOR + 2.000%
6.318% FRN 9/15/36 (a)	5,343,000	4,970,638

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class C
3.502% 8/10/56	$1,259,000	$957,679
COLEM Mortgage Trust, Series 2022-HLNE,
2.461% VRN 4/12/42 (a) (d)	1,900,000	1,430,326
Commercial Mortgage Pass-Through Certificates
Series 2015-CR23, Class B, 4.183% VRN 5/10/48 (d)	1,200,000	1,122,766
Series 2015-CR23, Class C, 4.301% VRN 5/10/48 (d)	1,050,000	969,446
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 1 mo. USD LIBOR + 2.150%
6.468% FRN 5/15/36 (a)	750,000	725,669
DROP Mortgage Trust
Series 2021-FILE, Class C, 1 mo. USD LIBOR + 2.250% 6.570% FRN 10/15/43 (a)	3,365,000	3,045,493
Series 2021-FILE, Class D, 1 mo. USD LIBOR + 2.750% 7.070% FRN 10/15/43 (a)	1,162,000	1,028,267
GS Mortgage Securities Trust, Series 2019-GC39, Class C,
4.005% VRN 5/10/52 (d)	1,357,000	1,092,528
KIND Trust, Series 2021-KIND, Class C, 1 mo. USD LIBOR + 1.750%
6.068% FRN 8/15/38 (a)	3,077,756	2,836,699
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
6.118% FRN 5/15/36 (a)	1,730,000	1,683,589
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD LIBOR + 1.750%
6.068% FRN 3/15/38 (a)	2,505,591	2,371,065
MFT Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (a)	1,185,000	917,376
Series 2020-ABC, Class B, 3.477% VRN 2/10/42 (a) (d)	1,278,000	949,173
MKT Mortgage Trust
Series 2020-525M, Class D, 2.941% VRN 2/12/40 (a) (d)	595,000	371,590
Series 2020-525M, Class E, 2.941% VRN 2/12/40 (a) (d)	1,220,000	697,183
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD LIBOR + 2.100%
6.418% FRN 7/15/39 (a)	4,879,000	4,420,817
Wells Fargo Commercial Mortgage Trust
Series 2018-C45, Class B, 4.556% 6/16/51	390,000	338,820
Series 2021-FCMT, Class B, 1 mo. USD LIBOR + 1.850% 6.168% FRN 5/15/31 (a)	3,000,000	2,776,769
		62,978,546
Other Asset-Backed Securities — 13.1%
522 Funding CLO Ltd., Series 2018-3A, Class CR, 3 mo. USD LIBOR + 2.050%
6.293% FRN 10/20/31 (a)	1,250,000	1,173,177
AASET Trust
Series 2020-1A, Class A, 3.351% 1/16/40 (a)	992,863	795,314
Series 2021-2A, Class B, 3.538% 1/15/47 (a)	1,120,946	817,737
Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class CR2, 3 mo. USD LIBOR + 2.250%
6.329% FRN 7/15/32 (a)	830,000	782,584
Apidos CLO XXV, Series 2016-25A, Class A2R, 3 mo. USD LIBOR + 1.700%
5.943% FRN 10/20/31 (a)	2,610,000	2,526,000
Ballyrock CLO Ltd., Series 2019-2A, Class CR, 3 mo. USD LIBOR + 3.150%
7.825% FRN 11/20/30 (a)	800,000	753,222
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, 3 mo. USD LIBOR + 1.090%
5.333% FRN 4/20/31 (a)	1,920,000	1,896,186

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A
2.940% 5/25/29 (a)	$230,591	$224,193
Business Jet Securities LLC, Series 2021-1A, Class C
5.067% 4/15/36 (a)	984,626	864,049
Canyon Capital CLO Ltd., Series 2019-2A, Class CR, 3 mo. USD LIBOR + 2.150%
6.229% FRN 10/15/34 (a)	800,000	741,953
Capital Automotive REIT
Series 2020-1A, Class A3, 3.250% 2/15/50 (a)	556,429	486,971
Series 2020-1A, Class A6, 3.810% 2/15/50 (a)	489,200	426,680
Castlelake Aircraft Securitization Trust, Series 2019-1A, Class A
3.967% 4/15/39 (a)	644,309	544,527
CBAM Ltd., Series 2018-6A, Class B1R, 3 mo. TSFR + 2.362%
6.225% FRN 1/15/31 (a)	1,200,000	1,173,223
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3 mo. USD LIBOR + .980%
5.223% FRN 4/20/31 (a)	1,000,000	984,880
Eaton Vance CLO Ltd.
Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.750% 5.829% FRN 10/15/30 (a)	1,700,000	1,641,602
Series 2020-1A, Class CR, 3 mo. USD LIBOR + 2.050% 6.129% FRN 10/15/34 (a)	400,000	358,670
Elmwood CLO III Ltd., Series 2019-3A, Class BR, 3 mo. USD LIBOR + 1.650%
5.893% FRN 10/20/34 (a)	1,300,000	1,247,121
Elmwood CLO IV Ltd., Series 2020-1A, Class A, 3 mo. USD LIBOR + 1.240%
5.319% FRN 4/15/33 (a)	1,000,000	983,691
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (a)	21,268	21,248
Flexential Issuer
Series 2021-1A, Class B, 3.720% 11/27/51 (a)	4,000,000	3,430,100
Series 2021-1A, Class C, 6.930% 11/27/51 (a)	4,000,000	3,282,830
Goldentree Loan Management US CLO Ltd., Series 2019-5A, Class CR, 3 mo. USD LIBOR + 2.050%
6.293% FRN 10/20/32 (a)	800,000	756,120
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	2,279,874	1,963,117
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	899,317	816,893
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	433,574	402,106
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	900,029	836,135
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (d)	1,149,591	1,058,517
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	386,577	361,698
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	431,809	393,880
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	128,198	118,681
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	409,735	387,972
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	103,061	96,038
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	756,991	719,190
Highbridge Loan Management Ltd., Series 13A-18, Class C, 3 mo. USD LIBOR + 2.150%
6.229% FRN 10/15/30 (a)	1,000,000	937,310
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A
4.458% 12/15/38 (a)	995,711	815,487
Horizon Aircraft Finance II Ltd, Series 2019-1, Class A
3.721% 7/15/39 (a)	1,296,496	1,019,861
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A
3.425% 11/15/39 (a)	3,312,713	2,556,066

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
KREF Ltd.
Series 2021-FL2, Class B, 1 mo. USD LIBOR + 1.650% 5.976% FRN 2/15/39 (a)	$3,500,000	$3,260,902
Series 2021-FL2, Class C, 1 mo. USD LIBOR + 2.000% 6.326% FRN 2/15/39 (a)	5,800,000	5,346,322
Series 2021-FL2, Class D, 1 mo. USD LIBOR + 2.200% 6.526% FRN 2/15/39 (a)	3,200,000	2,948,759
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (a)	1,760,237	1,386,257
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (a)	1,884,047	1,522,891
Madison Park Funding Ltd.
Series 2018-28A, Class B, 3 mo. USD LIBOR + 1.600% 5.679% FRN 7/15/30 (a)	2,090,000	2,034,272
Series 2018-32A, Class CR, 3 mo. USD LIBOR + 2.000% 6.325% FRN 1/22/31 (a)	1,750,000	1,643,327
Series 2018-29A, Class C, 3 mo. USD LIBOR + 2.200% 6.394% FRN 10/18/30 (a)	680,000	645,223
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.330% 3/20/36 (a)	1,771,000	1,453,047
Series 2021-AA, Class C, 2.960% 3/20/36 (a)	835,000	683,945
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.820% 6/22/43 (a)	347,881	319,754
Series 2018-1A, Class A, 4.010% 6/22/43 (a)	157,578	143,645
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	152,440	145,956
Neuberger Berman Loan Advisers CLO Ltd., Series 2015-45A, Class B, 3 mo. USD LIBOR + 1.650%
5.661% FRN 10/14/35 (a)	1,350,000	1,298,499
New Residential Advance Receivables Trust, Series 2020-T1, Class ET1
5.467% 8/15/53 (a)	2,495,000	2,377,459
Octagon Investment Partners 39 Ltd., Series 2018-3A, Class C, 3 mo. USD LIBOR + 2.200%
6.443% FRN 10/20/30 (a)	1,180,000	1,129,667
Parallel Ltd., Series 2021-2A, Class A2, 3 mo. USD LIBOR + 1.850%
6.093% FRN 10/20/34 (a)	550,000	520,589
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A
3.967% 6/15/44 (a)	1,498,860	1,191,057
Rad CLO 12 Ltd., Series 2021-12A, Class A, 3 mo. USD LIBOR + 1.170%
5.585% FRN 10/30/34 (a)	2,000,000	1,944,384
Rad CLO 15 Ltd., Series 2021-15A, Class C, 3 mo. USD LIBOR + 2.050%
6.293% FRN 1/20/34 (a)	1,000,000	935,209
Regatta XIV Funding Ltd., Series 2018-3A, Class B, 3 mo. USD LIBOR + 1.850%
6.208% FRN 10/25/31 (a)	1,030,000	991,924
Sierra Receivables Funding LLC
Series 2021-1A, Class D, 3.170% 11/20/37 (a)	821,170	757,931
Series 2018-3A, Class D, 5.200% 9/20/35 (a)	356,528	349,892
Steele Creek CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.300%
6.974% FRN 8/18/31 (a)	1,660,000	1,536,655
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + 1.200%
5.589% FRN 11/25/35 (a)	513,737	498,544
Structured Receivables Finance LLC, Series 2010-B, Class A
3.730% 8/15/36 (a)	97,453	93,507
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	571,410	505,383

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A
4.190% 1/15/71 (a)	$1,653,898	$1,463,118
THL Credit Wind River CLO Ltd., Series 2018-3A, Class B, 3 mo. USD LIBOR + 1.700%
5.943% FRN 1/20/31 (a)	2,440,000	2,343,530
Thrust Engine Leasing, Series 2021-1A, Class A
4.163% 7/15/40 (a)	3,502,749	2,575,823
Thrust Engine Leasing DAC
Series 2021-1A, Class B, 6.121% 7/15/40 (a)	1,591,546	1,123,356
Series 2021-1A, Class C, 7.386% 7/15/40 (a)	1,105,878	801,877
TICP CLO XIV Ltd., Series 2019-14A, Class A2R, 3 mo. USD LIBOR + 1.650%
5.893% FRN 10/20/32 (a)	1,100,000	1,065,159
TICP CLO XV Ltd., Series 2020-15A, Class A, 3 mo. USD LIBOR + 1.280%
5.523% FRN 4/20/33 (a)	4,200,000	4,135,942
Vivint Solar Financing V LLC, Series 2018-1A, Class B
7.370% 4/30/48 (a)	1,914,956	1,758,224
Voya CLO Ltd., Series 2015-3A, Class A3R, 3 mo. USD LIBOR + 1.700%
5.943% FRN 10/20/31 (a)	1,500,000	1,428,844
WAVE LLC
Series 2019-1A, Class A, 3.597% 9/15/44 (a)	4,149,747	3,142,391
Series 2017-1A, Class A, 3.844% 11/15/42 (a)	299,586	226,190
Series 2017-1A, Class C, 6.656% 11/15/42 (a)	2,062,759	578,774
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	1,009,195	805,936
		95,509,193
Student Loans Asset-Backed Securities — 2.9%
College Avenue Student Loans LLC
Series 2019-A, Class B, 3.810% 12/28/48 (a)	1,633,477	1,511,213
Series 2019-A, Class C, 4.460% 12/28/48 (a)	1,091,909	1,018,883
Education Loan Asset-Backed Trust I
Series 2003-1, Class A2, 0.000% FRN 2/01/43 (a) (d)	1,300,000	1,201,795
Series 2003-2, Class 2A1, 0.000% FRN 8/01/43 (a) (d)	1,950,000	1,811,102
Series 2013-1, Class B1, 1 mo. USD LIBOR + 1.000% 5.389% FRN 11/25/33 (a)	699,429	673,055
Higher Education Funding I
Series 2004-1, Class B2, 0.000% FRN 1/01/44 (a) (d)	600,000	523,928
Series 2004-1, Class B1, 4.161% FRN 1/01/44 (a) (d)	600,000	540,413
Laurel Road Prime Student Loan Trust, Series 2017-B, Class BFX
3.020% 8/25/42 (a)	538,731	436,830
Navient Student Loan Trust
Series 2018-EA, Class B, 4.440% 12/15/59 (a)	730,000	679,832
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 5.889% FRN 10/25/58	1,200,000	1,041,856
Nelnet Student Loan Trust
Series 2019-5, Class B, 3.450% 10/25/67 (a)	2,850,000	2,252,951
Series 2014-3A, Class B, 1 mo. USD LIBOR + 1.500% 5.889% FRN 10/25/50 (a)	975,000	919,115
Series 2015-2A, Class B, 1 mo. USD LIBOR + 1.500% 5.889% FRN 5/26/54 (a)	1,130,000	1,104,442
Series 2014-5A, Class B, 1 mo. USD LIBOR + 1.500% 5.889% FRN 5/26/54 (a)	1,300,000	1,151,389
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 5.889% FRN 6/25/54 (a)	1,100,000	1,035,792
SLC Student Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .200%
4.850% FRN 2/15/45	1,079,205	955,470

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 4.568% FRN 10/25/40	$1,554,780	$1,453,295
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 4.668% FRN 1/25/55	1,009,254	921,442
SoFi Alternative Trust, Series 2019-C, Class PT,
5.188% VRN 1/25/45 (a) (d)	2,351,540	2,171,412
		21,404,215
Whole Loan Collateral Collateralized Mortgage Obligations — 2.6%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
3.961% VRN 8/25/34 (d)	28,248	26,575
CSMC, Series 2021-NQM3, Class M1,
2.317% VRN 4/25/66 (a) (d)	1,670,000	921,508
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (d)	4,714,052	3,633,872
JP Morgan Mortgage Trust, Series 2017-1, Class A11,
3.449% VRN 1/25/47 (a) (d)	519,677	446,282
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A4,
2.500% VRN 6/25/51 (a) (d)	2,818,013	2,177,575
NewRez Warehouse Securitization Trust, Series 2021-1, Class D, 1 mo. USD LIBOR + 1.400%
5.789% FRN 5/25/55 (a)	3,340,000	3,226,927
NMLT Trust, Series 2021-INV1, Class M1,
2.711% VRN 5/25/56 (a) (d)	3,723,000	2,278,547
Sequoia Mortgage Trust, Series 2018-CH2, Class A3,
4.000% VRN 6/25/48 (a) (d)	215,698	196,090
STAR Trust, Series 2021-1, Class M1,
2.363% VRN 5/25/65 (a) (d)	5,273,000	3,484,223
Starwood Mortgage Residential Trust, Series 2021-3, Class M1,
2.491% VRN 6/25/56 (a) (d)	1,840,000	1,069,144
Verus Securitization Trust, Series 2021-R3, Class M1,
2.411% VRN 4/25/64 (a) (d)	1,491,000	1,069,429
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Class A1,
3.940% VRN 11/25/48 (a) (d)	41,476	39,281
		18,569,453

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $232,637,537)		198,461,407

SOVEREIGN DEBT OBLIGATION — 0.3%
Mexico Government International Bond
4.750% 3/08/44	3,028,000	2,440,643

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $3,041,308)		2,440,643

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (e) — 25.6%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	66,098	67,892
Pass-Through Securities — 25.6%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	4,510,634	3,727,631
Pool #RA4255 2.000% 1/01/51	9,382,664	7,756,856
Pool #RA5576 2.500% 7/01/51	7,667,042	6,576,365
Pool #SD0905 3.000% 3/01/52	3,701,203	3,285,698
Pool #RA2483 3.500% 6/01/50	5,443,239	5,020,421

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #Z40047 4.000% 10/01/41	$72,167	$70,071
Pool #SD1523 4.000% 8/01/52	5,158,329	4,885,869
Pool #SD1603 4.000% 9/01/52	3,244,116	3,054,516
Federal National Mortgage Association
Pool #FM8596 2.500% 9/01/51	2,416,750	2,070,688
Pool #FS3035 2.500% 4/01/52	8,487,606	7,292,134
Pool #MA3029 3.000% 6/01/32	1,789,135	1,703,996
Pool #MA3090 3.000% 8/01/32	602,024	572,623
Pool #FS1075 3.000% 3/01/52	3,763,830	3,342,471
Pool #CB3304 3.000% 4/01/52	5,652,983	5,020,133
Pool #CB3305 3.000% 4/01/52	6,672,822	5,917,460
Pool #775539 12 mo. USD LIBOR + 1.641% 3.391% FRN 5/01/34	41,545	41,777
Pool #AS1304 3.500% 12/01/28	487,359	473,216
Pool #MA1356 3.500% 2/01/43	3,614,746	3,366,719
Pool #CA6096 3.500% 6/01/50	7,087,706	6,510,569
Pool #FM4017 3.500% 8/01/50	379,984	350,230
Pool #CB3842 3.500% 6/01/52	10,602,904	9,725,451
Pool #CA1909 4.500% 6/01/48	2,240,780	2,197,519
Pool #CB3866 4.500% 6/01/52	5,885,960	5,724,959
Pool #CB4129 4.500% 7/01/52	5,251,051	5,087,726
Pool #AD6437 5.000% 6/01/40	213,815	216,567
Pool #AD6996 5.000% 7/01/40	1,342,799	1,360,833
Pool #AL8173 5.000% 2/01/44	454,612	463,008
Government National Mortgage Association
Pool #781038 6.500% 5/15/29	20,453	20,993
Pool #781468 6.500% 7/15/32	1,528	1,592
Pool #781496 6.500% 9/15/32	7,189	7,459
Pool #345964 7.000% 11/15/23	6	6
Pool #380866 7.000% 3/15/24	114	114
Pool #781124 7.000% 12/15/29	2,726	2,819
Pool #781319 7.000% 7/15/31	52,779	55,014
Pool #581417 7.000% 7/15/32	8,480	8,748
Pool #565982 7.000% 7/15/32	11,130	11,718
Pool #357262 7.500% 9/15/23	68	68
Pool #441009 8.000% 11/15/26	406	419
Pool #522777 8.000% 12/15/29	3,221	3,361
Pool #523043 8.000% 3/15/30	111	116
Pool #529134 8.000% 3/15/30	1,187	1,257
Pool #477036 8.000% 4/15/30	125	132
Pool #503157 8.000% 4/15/30	10,132	10,718
Pool #528714 8.000% 4/15/30	938	995
Pool #544640 8.000% 11/15/30	8,159	8,671
Pool #531298 8.500% 8/15/30	574	605
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	2,841,609	2,568,696
Pool #MA6283 3.000% 11/20/49	5,094,346	4,601,893
Pool #MA6409 3.000% 1/20/50	5,292,138	4,777,258
Pool #MA4321 3.500% 3/20/47	3,165,996	2,961,614
Government National Mortgage Association II TBA
3.000% 1/23/53 (f)	4,100,000	3,658,930
3.500% 1/23/53 (f)	5,280,000	4,858,838
4.500% 1/23/53 (f)	2,000,000	1,942,969
Uniform Mortgage Backed Securities TBA
2.500% 12/25/51 (f)	19,825,000	16,845,055
3.000% 2/25/52 (f)	11,225,000	9,882,384
3.500% 4/25/52 (f)	2,150,000	1,958,684
4.000% 6/25/52 (f)	16,075,000	15,115,523
4.500% 7/25/52 (f)	15,225,000	14,694,503

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.000% 7/25/52 (f)	$6,575,000	$6,489,730
		186,306,388

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $198,681,588)		186,374,280

U.S. TREASURY OBLIGATIONS — 7.2%
U.S. Treasury Bonds & Notes — 7.2%
U.S. Treasury Bond
2.250% 8/15/49 (g)	36,000,000	25,601,152
3.500% 2/15/39	6,800,000	6,424,924
U.S. Treasury Note
1.875% 2/28/27	9,000,000	8,254,751
3.000% 7/31/24	12,100,000	11,805,221
		52,086,048

TOTAL U.S. TREASURY OBLIGATIONS (Cost $61,058,528)		52,086,048

TOTAL BONDS & NOTES (Cost $823,042,554)		718,005,165

	Number of Shares
MUTUAL FUNDS — 0.4%
Diversified Financial Services — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio (h)	3,094,650	3,094,650

TOTAL MUTUAL FUNDS (Cost $3,094,650)		3,094,650

TOTAL LONG-TERM INVESTMENTS (Cost $826,137,204)		721,099,815

	Principal Amount
SHORT-TERM INVESTMENTS — 11.2%
Commercial Paper — 10.2%
Amcor Flexibles North America, Inc.
5.165% 2/23/23 (a)	$4,000,000	3,970,557
5.166% 2/21/23 (a)	4,000,000	3,971,651
Evergy Kansas Central, Inc.
5.156% 2/02/23 (a)	7,000,000	6,968,736
Mohawk Industries, Inc.
4.880% 1/06/23 (a)	7,000,000	6,993,780
Spire, Inc.
5.021% 2/09/23 (a)	2,000,000	1,989,156
Suncor Energy, Inc.
5.340% 3/13/23 (a)	10,000,000	9,899,848
Tampa Electric Co.
5.238% 2/21/23 (a)	5,000,000	4,963,717
TransCanada PipeLines Ltd.
5.342% 3/09/23 (a)	5,000,000	4,952,869

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Royal Bank of Canada, 5.342% 3/21/23 (a)	$5,000,000	$4,943,953
Vulcan Materials Co.
4.971% 1/24/23 (a)	3,000,000	2,990,002
Walgreens Boots Alliance, Inc.
5.045% 1/26/23 (a)	5,000,000	4,982,142
5.104% 2/06/23 (a)	10,000,000	9,949,154
Waste Management, Inc.
5.010% 2/08/23 (a)	8,000,000	7,958,044
		74,533,609
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/30/22, 1.280%, due 1/03/23 (i)	7,252,583	7,252,583

TOTAL SHORT-TERM INVESTMENTS (Cost $81,774,955)		81,786,192

TOTAL INVESTMENTS — 110.3% (Cost $907,912,159) (j)		802,886,007

Other Assets/(Liabilities) — (10.3)%		(74,949,962)

NET ASSETS — 100.0%		$727,936,045

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2022, the aggregate market value of these securities amounted to $354,727,097 or 48.73% of net assets.
(b)	Security is perpetual and has no stated maturity date.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2022, was $3,034,588 or 0.42% of net assets. The Fund received $5,886 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2022.
(e)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(g)	All or a portion of this security is pledged/held as collateral for open derivatives.
(h)	Represents investment of security lending cash collateral. (Note 2).
(i)	Maturity value of $7,253,615. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 6/29/23, and an aggregate market value, including accrued interest, of $7,397,714.
(j)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	3/22/23	181	$22,692,969	$(5,750)
U.S. Treasury Ultra Bond	3/22/23	123	16,422,569	97,869
U.S. Treasury Note 2 Year	3/31/23	488	100,062,614	15,511
U.S. Treasury Note 5 Year	3/31/23	183	19,748,851	2,282
				$109,912
Short
U.S. Treasury Ultra 10 Year	3/22/23	192	$(22,743,031)	$33,031

MassMutual Diversified Bond Fund — Portfolio of Investments

December 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.7%

PREFERRED STOCK — 0.7%
Financial — 0.7%
Insurance — 0.7%
Equitable Holdings, Inc.
4.300%	45,600	$806,664
Selective Insurance Group, Inc.
4.600%	18,825	315,319
		1,121,983

TOTAL PREFERRED STOCK (Cost $1,610,625)		1,121,983

TOTAL EQUITIES (Cost $1,610,625)		1,121,983

	Principal Amount
BONDS & NOTES — 93.9%
CORPORATE DEBT — 44.7%
Aerospace & Defense — 0.4%
The Boeing Co.
5.930% 5/01/60	$140,000	128,352
TransDigm, Inc.
5.500% 11/15/27	250,000	234,610
6.375% 6/15/26	225,000	218,586
		581,548
Agriculture — 0.9%
BAT Capital Corp.
4.700% 4/02/27	510,000	489,555
4.758% 9/06/49	165,000	120,341
Imperial Brands Finance PLC
3.875% 7/26/29 (a)	545,000	465,965
Reynolds American, Inc.
5.850% 8/15/45	150,000	128,494
Viterra Finance BV
3.200% 4/21/31 (a)	280,000	212,225
		1,416,580
Airlines — 0.3%
Alaska Airlines Pass Through Trust, 2020-1 Class A,
4.800% 2/15/29 (a)	380,294	362,358

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
United Airlines Pass-Through Trust, Series 2018-1, Class B,
4.600% 9/01/27	$63,276	$57,823
		420,181
Auto Manufacturers — 0.6%
General Motors Co.
5.150% 4/01/38	230,000	199,299
5.200% 4/01/45	225,000	184,187
6.800% 10/01/27	335,000	348,220
Nissan Motor Co. Ltd.
4.345% 9/17/27 (a)	223,000	202,424
		934,130
Auto Parts & Equipment — 0.1%
Lear Corp.
3.550% 1/15/52	305,000	186,334
Banks — 7.1%
Bank Hapoalim BM 5 year CMT + 2.155%
3.255% VRN 1/21/32 (a)	600,000	516,288
Bank of America Corp.
5 year CMT + 1.200% 2.482% VRN 9/21/36	380,000	280,159
5 year CMT + 2.000% 3.846% VRN 3/08/37	460,000	382,106
3 mo. USD LIBOR + 1.310% 4.271% VRN 7/23/29	200,000	186,839
6.110% 1/29/37	190,000	192,674
7.750% 5/14/38	125,000	145,965
The Bank of Nova Scotia 3 mo. USD LIBOR + 2.648%
6.567% VRN (b)	575,000	534,473
Barclays PLC
5 year CMT + 3.410% 4.375% VRN (b)	375,000	285,937
5.200% 5/12/26	410,000	399,073
5 year CMT + 5.431% 8.000% VRN (b)	290,000	271,150
BNP Paribas SA 5 year CMT + 3.340%
4.625% VRN (a) (b)	375,000	289,726
BPCE SA SOFR + 1.730%
3.116% VRN 10/19/32 (a)	450,000	329,736
Citigroup, Inc. 3 mo. USD LIBOR + 4.068%
5.950% VRN (b)	185,000	183,196
Credit Suisse Group AG
SOFR + .980% 1.305% VRN 2/02/27 (a)	550,000	439,276
SOFR + 3.340% 6.373% VRN 7/15/26 (a)	375,000	352,342
Danske Bank A/S 7 year USD Swap + 3.896%
6.125% VRN (a) (b)	425,000	404,812
First Republic Bank
4.375% 8/01/46	210,000	160,248
The Goldman Sachs Group, Inc.
5.150% 5/22/45	290,000	262,055
6.750% 10/01/37	165,000	175,536
HSBC Holdings PLC
6.500% 9/15/37	125,000	120,507
7.350% 11/27/32	415,000	391,955
SOFR + 3.350% 7.390% VRN 11/03/28	225,000	236,127
Huntington Bancshares, Inc. 3 mo. USD LIBOR + 2.880%
5.700% VRN (b)	510,000	471,919
JP Morgan Chase & Co.
SOFR + 2.515% 2.956% VRN 5/13/31	235,000	194,193
4.950% 6/01/45	170,000	152,411

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Macquarie Bank Ltd. 5 year CMT + 1.700%
3.052% VRN 3/03/36 (a)	$550,000	$399,035
Mizrahi Tefahot Bank Ltd. 5 year CMT + 2.250%
3.077% VRN 4/07/31 (a)	1,225,000	1,073,406
Morgan Stanley
SOFR + 1.360% 2.484% VRN 9/16/36	280,000	203,725
SOFR + 1.485% 3.217% VRN 4/22/42	310,000	229,879
SOFR + 2.620% 5.297% VRN 4/20/37	185,000	169,706
Nordea Bank Abp 5 year CMT + 4.110%
6.625% VRN (a) (b)	275,000	270,067
Standard Chartered PLC 5 year CMT + 3.805%
4.750% VRN (a) (b)	550,000	421,155
SVB Financial Group
10 year CMT + 3.064% 4.100% VRN (b)	210,000	120,187
5 year CMT + 3.074% 4.250% VRN (b)	590,000	387,069
Toronto-Dominion Bank 5 year CMT + 4.075%
8.125% VRN 10/31/82	358,000	372,320
UBS Group AG 1 year CMT + 1.750%
4.751% VRN 5/12/28 (a)	325,000	311,465
		11,316,717
Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc.
8.200% 1/15/39	250,000	311,994
Bacardi Ltd.
5.150% 5/15/38 (a)	200,000	181,597
Molson Coors Beverage Co.
4.200% 7/15/46	366,000	285,697
5.000% 5/01/42	135,000	120,425
		899,713
Building Materials — 0.2%
Standard Industries, Inc.
4.375% 7/15/30 (a)	200,000	162,985
4.750% 1/15/28 (a)	151,000	135,584
		298,569
Chemicals — 0.8%
Alpek SAB de CV
3.250% 2/25/31 (a)	560,000	466,630
DuPont de Nemours, Inc.
5.319% 11/15/38	270,000	260,337
Syngenta Finance NV
4.892% 4/24/25 (a)	500,000	484,623
		1,211,590
Commercial Services — 0.0%
ERAC USA Finance LLC
7.000% 10/15/37 (a)	50,000	54,553
Computers — 0.4%
Dell International LLC / EMC Corp.
8.100% 7/15/36	100,000	112,485
8.350% 7/15/46	275,000	315,026

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Leidos, Inc.
5.500% 7/01/33	$226,000	$207,775
		635,286
Distribution & Wholesale — 0.3%
H&E Equipment Services, Inc.
3.875% 12/15/28 (a)	600,000	511,074
Diversified Financial Services — 4.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.400% 10/29/33	935,000	711,863
Antares Holdings LP
2.750% 1/15/27 (a)	645,000	517,398
3.750% 7/15/27 (a)	605,000	489,806
8.500% 5/18/25 (a)	330,000	337,131
Ares Finance Co. III LLC 5 year CMT + 3.237%
4.125% VRN 6/30/51 (a)	360,000	271,800
Ares Finance Co. LLC
4.000% 10/08/24 (a)	375,000	358,093
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (a)	375,000	300,210
3.250% 2/15/27 (a)	175,000	149,963
4.250% 4/15/26 (a)	485,000	440,412
4.375% 5/01/26 (a)	480,000	435,233
5.500% 1/15/26 (a)	135,000	128,475
BGC Partners, Inc.
4.375% 12/15/25	585,000	548,576
Blue Owl Finance LLC
3.125% 6/10/31 (a)	910,000	678,034
4.125% 10/07/51 (a)	375,000	222,023
Coinbase Global, Inc.
3.625% 10/01/31 (a)	734,000	353,503
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (a)	662,078	562,766
OneMain Finance Corp.
4.000% 9/15/30	220,000	164,151
		6,669,437
Electric — 1.1%
Berkshire Hathaway Energy Co.
5.950% 5/15/37	120,000	124,529
The Cleveland Electric Illuminating Co.
5.950% 12/15/36	175,000	174,347
CMS Energy Corp.
4.700% 3/31/43	115,000	96,985
4.875% 3/01/44	180,000	164,496
Elwood Energy LLC
8.159% 7/05/26	90,875	80,425
Enel Finance International NV
6.000% 10/07/39 (a)	175,000	160,011
NextEra Energy Capital Holdings, Inc. 5 year CMT + 2.547%
3.800% VRN 3/15/82	580,000	473,264
Pacific Gas and Electric Co.
3.750% 7/01/28	320,000	284,312
4.300% 3/15/45	195,000	139,088

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Virginia Electric & Power Co.
6.000% 1/15/36	$100,000	$103,272
		1,800,729
Entertainment — 0.1%
Live Nation Entertainment, Inc.
5.625% 3/15/26 (a)	77,000	72,818
Warnermedia Holdings, Inc.
4.279% 3/15/32 (a)	200,000	164,974
		237,792
Food — 0.3%
Smithfield Foods, Inc.
2.625% 9/13/31 (a)	375,000	269,102
3.000% 10/15/30 (a)	206,000	156,965
		426,067
Gas — 0.2%
NiSource, Inc.
4.800% 2/15/44	295,000	261,981
Home Builders — 0.4%
Mattamy Group Corp.
4.625% 3/01/30 (a)	35,000	28,366
5.250% 12/15/27 (a)	227,000	201,311
Taylor Morrison Communities, Inc.
5.750% 1/15/28 (a)	500,000	468,177
		697,854
Insurance — 7.8%
Allianz SE 5 year CMT + 2.973%
3.500% VRN (a) (b)	1,176,000	985,109
Allstate Corp. 3 mo. USD LIBOR + 2.938%
5.750% VRN 8/15/53	640,000	601,600
American International Group, Inc. 3 mo. USD LIBOR + 2.868%
5.750% VRN 4/01/48	485,000	463,261
Ascot Group Ltd.
4.250% 12/15/30 (a)	450,000	388,008
AXIS Specialty Finance LLC 5 year CMT + 3.186%
4.900% VRN 1/15/40	490,000	401,800
Brighthouse Financial, Inc.
3.850% 12/22/51	575,000	360,744
4.700% 6/22/47	500,000	368,683
CNO Financial Group, Inc.
5.250% 5/30/29	791,000	755,952
Enstar Finance LLC 5 year CMT + 5.468%
5.750% VRN 9/01/40	1,060,000	959,300
Enstar Group Ltd.
4.950% 6/01/29	350,000	321,532
Equitable Holdings, Inc. 5 year CMT + 4.736%
4.950% VRN (b)	505,000	476,063
Global Atlantic Fin Co.
3.125% 6/15/31 (a)	380,000	279,699
5 year CMT + 3.796% 4.700% VRN 10/15/51 (a)	1,170,000	891,151
Hanwha Life Insurance Co. Ltd. 5 year CMT + 1.850%
3.379% VRN 2/04/32 (a)	520,000	433,569

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Hill City Funding Trust
4.046% 8/15/41 (a)	$490,000	$339,294
Jackson Financial, Inc.
3.125% 11/23/31	550,000	422,984
Kyobo Life Insurance Co. 5 year CMT + 2.887%
5.900% VRN 6/15/52 (a)	861,000	789,967
Liberty Mutual Group, Inc. 5 year CMT + 3.315%
4.125% VRN 12/15/51 (a)	265,000	215,869
Lincoln National Corp. 5 year CMT + 5.318%
9.250% VRN (b)	169,000	178,011
MetLife Capital Trust IV
7.875% 12/15/67 (a)	325,000	351,035
Prudential Financial, Inc.
5 year CMT + 3.162% 5.125% VRN 3/01/52	565,000	514,150
3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	200,000	196,500
Sammons Financial Group, Inc.
3.350% 4/16/31 (a)	570,000	435,208
4.750% 4/08/32 (a)	790,000	661,791
Unum Group
4.125% 6/15/51	460,000	316,418
USF&G Capital I
8.500% 12/15/45 (a)	95,000	103,142
XLIT Ltd.
5.500% 3/31/45	200,000	190,087
		12,400,927
Internet — 0.1%
Expedia Group, Inc.
2.950% 3/15/31	178,000	143,705
Investment Companies — 2.8%
Ares Capital Corp.
2.150% 7/15/26	560,000	474,905
Blackstone Private Credit Fund
1.750% 9/15/24	625,000	574,824
2.625% 12/15/26	330,000	273,517
4.000% 1/15/29	630,000	520,817
Golub Capital BDC, Inc.
2.500% 8/24/26	195,000	165,762
3.375% 4/15/24	562,000	540,655
Icahn Enterprises LP/ Icahn Enterprises Finance Corp.
6.250% 5/15/26	1,000,000	960,896
OWL Rock Core Income Corp.
4.700% 2/08/27	410,000	370,199
5.500% 3/21/25	535,000	518,994
		4,400,569
Iron & Steel — 0.1%
Vale Overseas Ltd.
6.875% 11/21/36	225,000	237,529
Leisure Time — 0.3%
Royal Caribbean Cruises Ltd.
5.500% 8/31/26 (a)	485,000	407,407
Lodging — 0.7%
Las Vegas Sands Corp.
3.900% 8/08/29	525,000	445,565

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Travel & Leisure Co.
4.500% 12/01/29 (a)	$917,000	$747,199
		1,192,764
Media — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.000% 2/01/28 (a)	250,000	225,937
Charter Communications Operating LLC/Charter Communications Operating Capital
3.900% 6/01/52	150,000	94,682
Comcast Corp.
4.600% 8/15/45	300,000	266,442
CSC Holdings LLC
4.625% 12/01/30 (a)	250,000	138,139
5.000% 11/15/31 (a)	325,000	181,578
5.750% 1/15/30 (a)	200,000	112,798
Discovery Communications LLC
4.000% 9/15/55	235,000	141,869
4.650% 5/15/50	55,000	37,929
DISH DBS Corp.
7.375% 7/01/28	1,123,000	794,522
Radiate Holdco LLC / Radiate Finance, Inc.
6.500% 9/15/28 (a)	231,000	95,865
Time Warner Cable, Inc.
4.500% 9/15/42	250,000	183,928
6.750% 6/15/39	115,000	109,097
		2,382,786
Mining — 1.7%
AngloGold Ashanti Holdings PLC
3.375% 11/01/28	585,000	510,925
First Quantum Minerals Ltd.
6.875% 3/01/26 (a) (c)	1,000,000	947,022
Freeport-McMoRan, Inc.
5.400% 11/14/34	350,000	330,500
Glencore Finance Canada Ltd.
5.550% STEP 10/25/42 (a)	149,000	134,526
Novelis Corp.
3.875% 8/15/31 (a)	533,000	435,137
Perenti Finance Pty Ltd.
6.500% 10/07/25 (a) (c)	325,000	303,225
		2,661,335
Oil & Gas — 3.0%
Antero Resources Corp.
7.625% 2/01/29 (a)	74,000	74,425
BP Capital Markets PLC
5 year CMT + 4.036% 4.375% VRN (b)	530,000	506,150
5 year CMT + 4.398% 4.875% VRN (b)	310,000	271,250
Cenovus Energy, Inc.
6.750% 11/15/39	175,000	182,193
EQT Corp.
7.000% STEP 2/01/30	695,000	720,798
Nabors Industries, Inc.
7.375% 5/15/27 (a)	564,000	546,344

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Occidental Petroleum Corp.
6.600% 3/15/46	$235,000	$241,813
Ovintiv, Inc.
6.500% 8/15/34	185,000	186,906
6.500% 2/01/38	160,000	159,312
Patterson-UTI Energy, Inc.
3.950% 2/01/28	540,000	477,171
5.150% 11/15/29	615,000	552,389
Petroleos Mexicanos
4.625% 9/21/23	575,000	566,289
5.350% 2/12/28	190,000	159,894
6.375% 1/23/45	35,000	21,687
6.500% 3/13/27	65,000	59,307
6.625% 6/15/38	51,000	34,849
		4,760,777
Oil & Gas Services — 0.7%
NOV, Inc.
3.600% 12/01/29	467,000	411,336
3.950% 12/01/42	314,000	220,194
Weatherford International Ltd.
8.625% 4/30/30 (a)	483,000	463,829
		1,095,359
Packaging & Containers — 0.0%
Mauser Packaging Solutions Holding Co.
5.500% 4/15/24 (a)	49,000	47,639
Pharmaceuticals — 1.0%
1375209 BC Ltd.
9.000% 1/30/28 (a)	158,000	153,852
AbbVie, Inc.
4.700% 5/14/45	150,000	134,395
Bausch Health Cos., Inc.
11.000% 9/30/28 (a)	282,000	219,916
14.000% 10/15/30 (a)	55,000	32,651
Cigna Corp.
4.800% 7/15/46	185,000	167,032
CVS Health Corp.
5.050% 3/25/48	115,000	103,741
6.125% 9/15/39	25,000	25,794
CVS Pass-Through Trust
5.926% 1/10/34 (a)	165,071	161,472
7.507% 1/10/32 (a)	11,888	12,391
Utah Acquisition Sub, Inc.
3.950% 6/15/26	350,000	327,590
5.250% 6/15/46	350,000	266,202
		1,605,036
Pipelines — 1.5%
Energy Transfer LP
6.125% 12/15/45	230,000	214,090
3 mo. USD LIBOR + 4.028% 6.250% VRN (b) (c)	615,000	522,750
5 year CMT + 5.134% 6.750% VRN (b)	270,000	233,550
EnLink Midstream Partners LP 3 mo. USD LIBOR + 4.110%
8.879% VRN (b)	375,000	311,891

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
MPLX LP 3 mo. USD LIBOR + 4.652%
6.875% VRN (b)	$525,000	$517,125
Plains All American Pipeline LP/PAA Finance Corp.
3.800% 9/15/30	265,000	230,949
4.700% 6/15/44	260,000	198,328
6.650% 1/15/37	175,000	173,046
		2,401,729
Private Equity — 0.3%
Apollo Management Holdings LP 5 year CMT + 3.266%
4.950% VRN 1/14/50 (a)	325,000	275,840
KKR Group Finance Co. VIII LLC
3.500% 8/25/50 (a)	160,000	107,781
KKR Group Finance Co. X LLC
3.250% 12/15/51 (a)	230,000	146,736
		530,357
Real Estate Investment Trusts (REITS) — 2.3%
Broadstone Net Lease LLC
2.600% 9/15/31	405,000	304,518
Host Hotels & Resorts LP
2.900% 12/15/31	130,000	99,786
3.500% 9/15/30	476,000	393,989
Invitation Homes Operating Partnership LP
4.150% 4/15/32	110,000	96,564
Iron Mountain, Inc.
5.250% 7/15/30 (a)	250,000	217,250
Omega Healthcare Investors, Inc.
3.625% 10/01/29	640,000	526,197
4.750% 1/15/28	202,000	186,363
Piedmont Operating Partnership LP
2.750% 4/01/32	235,000	165,058
Rexford Industrial Realty LP
2.125% 12/01/30	246,000	192,625
Service Properties Trust
4.950% 10/01/29	590,000	407,748
Spirit Realty LP
2.700% 2/15/32	120,000	89,095
3.200% 1/15/27	220,000	195,359
3.400% 1/15/30	325,000	270,670
Ventas Realty LP
5.700% 9/30/43	85,000	77,871
WEA Finance LLC
2.875% 1/15/27 (a)	475,000	407,115
		3,630,208
Retail — 0.2%
Nordstrom, Inc.
4.250% 8/01/31	440,000	314,644
Software — 0.1%
Oracle Corp.
6.900% 11/09/52	149,000	160,820
Telecommunications — 1.6%
Altice France SA
5.125% 7/15/29 (a)	442,000	331,386

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
AT&T, Inc.
3.550% 9/15/55	$814,000	$545,578
British Telecommunications PLC
9.625% STEP 12/15/30	150,000	180,100
Hughes Satellite Systems Corp.
6.625% 8/01/26	444,000	414,137
Sprint Capital Corp.
6.875% 11/15/28	500,000	519,994
8.750% 3/15/32	141,000	167,804
Verizon Communications, Inc.
2.987% 10/30/56	233,000	143,102
Vodafone Group PLC
5.250% 5/30/48	255,000	225,951
		2,528,052
Trucking & Leasing — 0.4%
AerCap Global Aviation Trust 3 mo. USD LIBOR + 4.300%
6.500% VRN 6/15/45 (a)	600,000	569,256
Venture Capital — 0.6%
Hercules Capital, Inc.
2.625% 9/16/26	738,000	623,195
3.375% 1/20/27	340,000	291,892
		915,087

TOTAL CORPORATE DEBT (Cost $84,191,906)		70,946,121

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.6%
Commercial Mortgage-Backed Securities — 11.9%
Aventura Mall Trust, Series 2018-AVM, Class D,
4.112% VRN 7/05/40 (a) (d)	530,000	435,378
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class CMP, 3.895% VRN 11/05/32 (a) (d)	440,000	376,452
Series 2019-BPR, Class DMP, 3.895% VRN 11/05/32 (a) (d)	540,000	457,932
Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350% 5.668% FRN 9/15/34 (a)	150,000	143,637
BANK
Series 2020-BN30, Class MCDF, 2.918% VRN 12/15/53 (d)	500,000	316,499
Series 2019-BN17, Class C, 4.516% VRN 4/15/52 (d)	331,000	267,268
BBCMS Mortgage Trust
Series 2018-CHRS, Class B, 4.267% VRN 8/05/38 (a) (d)	400,000	333,890
Series 2018-CHRS, Class C, 4.267% VRN 8/05/38 (a) (d)	280,000	236,731
Series 2018-CHRS, Class D, 4.267% VRN 8/05/38 (a) (d)	270,000	214,504
Benchmark Mortgage Trust
Series 2021-B25, Class 300C, 2.994% VRN 4/15/54 (a) (d)	500,000	354,104
Series 2020-IG1, Class D, 3.245% VRN 9/15/43 (d)	400,000	178,800
BGME Trust, Series 2021-VR, Class D,
2.995% VRN 1/10/43 (a) (d)	3,100,000	2,354,829
BX Commercial Mortgage Trust
Series 2021-BXMF, Class E, 1 mo. USD LIBOR + 2.427% 6.745% FRN 10/15/26 (a)	1,500,000	1,371,847
Series 2021-VOLT, Class G, 1 mo. USD LIBOR + 2.850% 7.168% FRN 9/15/36 (a)	2,004,000	1,830,772
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD LIBOR + 2.150%
6.468% FRN 12/15/37 (a)	572,453	548,150

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class C
3.502% 8/10/56	$222,000	$168,868
Commercial Mortgage Pass-Through Certificates, Series 2015-CR23, Class C,
4.301% VRN 5/10/48 (d)	110,000	101,561
DC Office Trust
Series 2019-MTC, Class D, 3.072% VRN 9/15/45 (a) (d)	357,000	252,169
Series 2019-MTC, Class E, 3.072% VRN 9/15/45 (a) (d)	622,000	411,479
DROP Mortgage Trust, Series 2021-FILE, Class D, 1 mo. USD LIBOR + 2.750%
7.070% FRN 10/15/43 (a)	998,000	883,141
GS Mortgage Securities Corp. II, Series 2018-GS10, Class D
3.000% 7/10/51 (a)	599,000	400,271
Hudson Yards Mortgage Trust, Series 2019-30HY, Class E,
3.443% VRN 7/10/39 (a) (d)	630,000	445,790
Jackson Park Trust, Series 2019-LIC, Class D,
3.242% VRN 10/14/39 (a) (d)	686,000	508,586
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2022-OPO, Class C, 3.450% VRN 1/05/39 (a) (d)	700,000	544,461
Series 2019-OSB, Class E, 3.783% VRN 6/05/39 (a) (d)	553,000	421,554
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class C,
4.644% VRN 8/15/47 (d)	300,000	276,243
KIND Trust, Series 2021-KIND, Class C, 1 mo. USD LIBOR + 1.750%
6.068% FRN 8/15/38 (a)	893,542	823,558
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
6.118% FRN 5/15/36 (a)	263,000	255,945
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD LIBOR + 1.750%
6.068% FRN 3/15/38 (a)	424,643	401,844
Med Trust 2021-MDLN, Series 2021-MDLN, Class F, 1 mo. USD LIBOR + 4.000%
8.318% FRN 11/15/38 (a)	2,000,000	1,840,150
MFT Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (a)	205,000	158,702
Series 2020-ABC, Class B, 3.477% VRN 2/10/42 (a) (d)	215,000	159,681
MKT Mortgage Trust, Series 2020-525M, Class E,
2.941% VRN 2/12/40 (a) (d)	213,000	121,721
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD LIBOR + 2.100%
6.418% FRN 7/15/39 (a)	864,000	782,862
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1, Class C, 3.848% VRN 5/15/48 (d)	140,000	124,941
Series 2021-FCMT, Class C, 1 mo. USD LIBOR + 2.400% 6.718% FRN 5/15/31 (a)	461,000	422,119
		18,926,439
Home Equity Asset-Backed Securities — 0.0%
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .480%
4.869% FRN 10/25/34 (a)	10,755	10,749
Other Asset-Backed Securities — 11.9%
522 Funding CLO Ltd., Series 2018-3A, Class CR, 3 mo. USD LIBOR + 2.050%
6.293% FRN 10/20/31 (a)	250,000	234,636
AASET Trust, Series 2019-2, Class C
6.413% 10/16/39 (a)	1,280,335	256,067

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
AIMCO CLO Series Ltd., Series 2018-AA, Class B, 3 mo. USD LIBOR + 1.400%
5.479% FRN 4/17/31 (a)	$250,000	$240,343
Anchorage Capital CLO Ltd., Series 2021-19A, Class A, 3 mo. USD LIBOR + 1.210%
5.289% FRN 10/15/34 (a)	1,000,000	973,963
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD LIBOR + .900%
3.769% FRN 10/25/34	127,519	112,186
Atrium XV, Series 15A, Class B, 3 mo. USD LIBOR + 1.750%
6.075% FRN 1/23/31 (a)	250,000	243,426
Ballyrock CLO Ltd., Series 2021-17A, Class A1A, 3 mo. USD LIBOR + 1.150%
5.393% FRN 10/20/34 (a)	250,000	243,637
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A,
4.213% STEP 12/16/41 (a)	321,371	262,956
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A, 2.940% 5/25/29 (a)	39,877	38,770
Series 2017-1A, Class B, 3.240% 5/25/29 (a)	32,942	32,023
Business Jet Securities LLC, Series 2021-1A, Class C
5.067% 4/15/36 (a)	1,153,384	1,012,141
Canyon Capital CLO Ltd., Series 2019-2A, Class CR, 3 mo. USD LIBOR + 2.150%
6.229% FRN 10/15/34 (a)	250,000	231,860
Capital Automotive REIT, Series 2020-1A, Class B3
4.950% 2/15/50 (a)	671,000	537,648
Castlelake Aircraft Securitization Trust, Series 2019-1A, Class A
3.967% 4/15/39 (a)	151,817	128,305
DataBank Issuer, Series 2021-1A, Class B
2.650% 2/27/51 (a)	300,000	262,119
Diameter Capital CLO Ltd., Series 2021-2A, Class A1, 3 mo. USD LIBOR + 1.220%
5.299% FRN 10/15/36 (a)	500,000	483,213
Elara HGV Timeshare Issuer LLC
Series 2016-A, Class A, 2.730% 4/25/28 (a)	43,063	42,578
Series 2016-A, Class B, 3.220% 4/25/28 (a)	26,258	25,966
Falcon Aerospace Ltd., Series 2019-1, Class C
6.656% 9/15/39 (a)	345,019	190,156
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (a)	3,101	3,098
Goldentree Loan Management US CLO Ltd., Series 2019-5A, Class CR, 3 mo. USD LIBOR + 2.050%
6.293% FRN 10/20/32 (a)	250,000	236,288
Goodgreen Trust
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	145,434	132,105
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	80,044	74,235
Series 2019-2A, Class B, 3.860% 4/15/55 (a)	93,238	82,239
Series 2021-1A, Class C, 5.740% 10/15/56 (a)	446,385	353,415
Gracie Point International Funding, Series 2021-1A, Class C, 1 mo. USD LIBOR + 2.400%
6.520% FRN 11/01/23 (a)	610,000	607,366
Gulf Stream Meridian 6 Ltd., Series 2021-6A, Class A2, 3 mo. USD LIBOR + 1.750%
5.829% FRN 1/15/37 (a)	250,000	235,746
Harbor Park CLO Ltd., Series 2018-1A, Class B1, 3 mo. USD LIBOR + 1.700%
5.943% FRN 1/20/31 (a)	280,000	271,350

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	$52,561	$49,178
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	73,379	66,934
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	27,651	25,598
Series 2016-4A, Class A2, 4.290% 9/20/47 (a)	55,314	52,797
Horizon Aircraft Finance I Ltd., Series 2018-1, Class B
5.270% 12/15/38 (a)	225,200	143,288
Horizon Aircraft Finance II Ltd., Series 2019-1, Class B
4.703% 7/15/39 (a)	273,167	164,212
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A
3.425% 11/15/39 (a)	466,254	359,758
J.G. Wentworth XLIII LLC, Series 2019-1A, Class B
4.510% 8/15/73 (a)	138,000	123,185
KDAC Aviation Finance Ltd., Series 2017-1A, Class A
4.212% 12/15/42 (a)	271,442	204,944
Kestrel Aircraft Funding Limited, Series 2018-1A, Class A
4.250% 12/15/38 (a)	347,189	274,293
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (a)	304,159	239,537
LoanCore Issuer Ltd., Series 2022-CRE7, Class E, 30 day SOFR + 3.750%
7.558% FRN 1/17/37 (a)	1,000,000	922,327
Lunar Aircraft Ltd.
Series 2020-1A, Class B, 4.335% 2/15/45 (a)	111,323	71,402
Series 2020-1A, Class C, 6.413% 2/15/45 (a)	235,561	117,826
MACH 1, Series 2019-1, Class B
4.335% 10/15/39 (a)	319,562	228,053
Madison Park Funding Ltd.
Series 2018-28A, Class B, 3 mo. USD LIBOR + 1.600% 5.679% FRN 7/15/30 (a)	950,000	924,669
Series 2018-32A, Class CR, 3 mo. USD LIBOR + 2.000% 6.325% FRN 1/22/31 (a)	300,000	281,713
Mariner Finance Issuance Trust, Series 2021-AA, Class D
3.830% 3/20/36 (a)	381,000	311,692
Mosaic Solar Loans LLC, Series 2017-1A, Class A
4.450% 6/20/42 (a)	25,407	24,326
Neuberger Berman CLO Ltd., Series 2015-20A, Class BRR, 3 mo. USD LIBOR + 1.650%
5.729% FRN 7/15/34 (a)	500,000	481,296
OHA Credit Funding Ltd., Series 2015-11A, Class CR, 3 mo. USD LIBOR + 2.150%
6.393% FRN 1/20/32 (a)	300,000	285,804
Parallel Ltd., Series 2021-2A, Class A2, 3 mo. USD LIBOR + 1.850%
6.093% FRN 10/20/34 (a)	250,000	236,631
Pioneer Aircraft Finance Ltd., Series 2019-1, Class B
4.948% 6/15/44 (a)	341,661	201,866
Rad CLO 12 Ltd., Series 2021-12A, Class A, 3 mo. USD LIBOR + 1.170%
5.585% FRN 10/30/34 (a)	500,000	486,096
Rad CLO 15 Ltd., Series 2021-15A, Class C, 3 mo. USD LIBOR + 2.050%
6.293% FRN 1/20/34 (a)	250,000	233,802
Rad CLO 4 Ltd., Series 2019-4A, Class B1, 3 mo. USD LIBOR + 2.100%
6.458% FRN 4/25/32 (a)	250,000	244,133
Renew, Series 2021-1, Class M
3.210% 11/20/56 (a)	177,525	146,636
Rockford Tower CLO Ltd., Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.720%
6.395% FRN 5/20/31 (a)	250,000	240,427
Sierra Receivables Funding LLC, Series 2020-2A, Class C
3.510% 7/20/37 (a)	47,021	44,333

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Slam Ltd., Series 2021-1A, Class B
3.422% 6/15/46 (a)	$265,517	$216,124
Steele Creek CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.300%
6.974% FRN 8/18/31 (a)	490,000	453,591
Store Master Funding I-VII and XIV, Series 2019-1, Class A4
4.490% 11/20/49 (a)	758,129	595,321
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	105,057	92,918
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A
4.190% 1/15/71 (a)	261,586	231,412
THL Credit Wind River CLO Ltd., Series 2018-3A, Class B, 3 mo. USD LIBOR + 1.700%
5.943% FRN 1/20/31 (a)	490,000	470,627
Thrust Engine Leasing DAC
Series 2021-1A, Class B, 6.121% 7/15/40 (a)	1,113,135	785,680
Series 2021-1A, Class C, 7.386% 7/15/40 (a)	368,626	267,292
TICP CLO XIV Ltd., Series 2019-14A, Class A2R, 3 mo. USD LIBOR + 1.650%
5.893% FRN 10/20/32 (a)	250,000	242,082
WAVE LLC, Series 2019-1, Class B
4.581% 9/15/44 (a)	608,521	364,680
Willis Engine Structured Trust III, Series 2017-A, Class A,
4.690% STEP 8/15/42 (a)	320,318	278,687
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	194,363	155,217
		18,888,222
Student Loans Asset-Backed Securities — 2.9%
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%
5.889% FRN 7/25/58 (a)	130,000	119,642
College Avenue Student Loans LLC
Series 2021-A, Class C, 2.920% 7/25/51 (a)	576,000	517,777
Series 2021-A, Class D, 4.120% 7/25/51 (a)	284,000	254,412
Series 2019-A, Class C, 4.460% 12/28/48 (a)	163,242	152,325
Series 2019-A, Class D, 5.500% 12/28/48 (a)	114,709	105,863
Commonbond Student Loan Trust, Series 2017-AGS, Class C
5.280% 5/25/41 (a)	33,079	30,644
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B
2.500% 1/25/30 (a)	53,167	50,132
EDvestinU Private Education Loan Issue No 3 LLC, Series 2021-A, Class B
3.500% 11/25/50 (a)	600,000	485,247
Goal Capital Funding Trust, Series 2006-1, Class B, 3 mo. USD LIBOR + .450%
5.149% FRN 8/25/42	424,534	407,109
Navient Student Loan Trust
Series 2018-EA, Class B, 4.440% 12/15/59 (a)	140,000	130,379
Series 2018-1A, Class B, 1 mo. USD LIBOR + 1.200% 5.589% FRN 3/25/67 (a)	250,000	239,037
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%
6.139% FRN 12/26/40 (a)	2,824	2,823
Nelnet Student Loan Trust
Series 2005-4, Class A4R2, 1.191% FRN 3/22/32 (d)	120,000	118,628
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 4.974% FRN 6/25/41	80,062	72,587
Series 2012-2A, Class B, 1 mo. USD LIBOR + 1.000% 5.389% FRN 11/25/36 (a)	200,000	197,288

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2012-1A, Class B, 1 mo. USD LIBOR + 1.000% 5.389% FRN 6/25/42 (a)	$150,000	$148,261
Series 2012-4A, Class B, 1 mo. USD LIBOR + 1.000% 5.389% FRN 7/26/49 (a)	350,000	299,549
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 5.889% FRN 6/25/41 (a)	100,000	98,849
Series 2014-5A, Class B, 1 mo. USD LIBOR + 1.500% 5.889% FRN 5/26/54 (a)	100,000	88,568
SLM Student Loan Trust
Series 2006-4, Class B, 3 mo. USD LIBOR + .200% 4.558% FRN 1/25/70	118,360	111,266
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 4.568% FRN 10/25/40	116,609	108,997
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 4.648% FRN 1/25/44	231,010	211,468
Series 2004-3, Class B, 3 mo. USD LIBOR + .470% 4.828% FRN 10/25/64	78,812	74,641
SMB Private Education Loan Trust, Series 2019-A, Class B
4.000% 11/17/42 (a)	185,000	170,376
SoFi Professional Loan Program LLC
Series 2017-C, Class C, 4.210% VRN 7/25/40 (a) (d)	180,000	162,024
Series 2017-A, Class C, 4.430% VRN 3/26/40 (a) (d)	170,000	157,840
South Carolina Student Loan Corp., Series 2015-A, Class A, 1 mo. USD LIBOR + 1.500%
5.889% FRN 1/25/36	46,977	47,001
		4,562,733
Whole Loan Collateral Collateralized Mortgage Obligations — 1.9%
Angel Oak Mortgage Trust I LLC
Series 2019-4, Class M1, 3.459% VRN 7/26/49 (a) (d)	492,000	468,402
Series 2019-2, Class M1, 4.065% VRN 3/25/49 (a) (d)	239,396	232,601
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
3.961% VRN 8/25/34 (d)	4,518	4,250
JP Morgan Mortgage Trust, Series 2017-1, Class A11,
3.449% VRN 1/25/47 (a) (d)	82,847	71,147
New Residential Mortgage Loan Trust, Series 2021-NQM3, Class B1,
3.398% VRN 11/27/56 (a) (d)	3,600,000	2,302,244
		3,078,644

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $54,683,067)		45,466,787

SOVEREIGN DEBT OBLIGATION — 0.1%
Mexico Government International Bond
4.750% 3/08/44	214,000	172,489

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $241,696)		172,489

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (e) — 15.1%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	3,592	3,690
Pass-Through Securities — 15.1%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	480,299	396,924
Pool #RA4255 2.000% 1/01/51	992,000	820,108
Pool #SD0905 3.000% 3/01/52	749,611	665,458
Pool #SD1523 4.000% 8/01/52	1,089,788	1,032,226

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #SD1603 4.000% 9/01/52	$693,399	$652,874
Federal National Mortgage Association
Pool #FM8596 2.500% 9/01/51	487,998	418,120
Pool #FS3035 2.500% 4/01/52	1,579,090	1,356,676
Pool #MA3029 3.000% 6/01/32	253,375	241,317
Pool #MA3090 3.000% 8/01/32	102,038	97,055
Pool #AR3007 3.000% 2/01/43	87,897	79,946
Pool #FS1075 3.000% 3/01/52	762,295	676,956
Pool #CB3304 3.000% 4/01/52	1,149,759	1,021,044
Pool #CB3305 3.000% 4/01/52	1,392,171	1,234,578
Pool #AS1304 3.500% 12/01/28	66,722	64,785
Pool #MA1356 3.500% 2/01/43	478,809	445,955
Pool #CA6096 3.500% 6/01/50	1,001,279	919,747
Pool #FM4017 3.500% 8/01/50	64,678	59,614
Pool #CB3842 3.500% 6/01/52	2,248,439	2,062,367
Pool #CA1909 4.500% 6/01/48	364,571	357,533
Pool #CB3866 4.500% 6/01/52	868,420	844,666
Pool #CB4129 4.500% 7/01/52	1,108,020	1,073,557
Pool #AD6437 5.000% 6/01/40	27,830	28,188
Pool #AD6996 5.000% 7/01/40	175,459	177,816
Pool #AL8173 5.000% 2/01/44	60,074	61,183
Government National Mortgage Association
Pool #579140 6.500% 1/15/32	418	433
Pool #587280 6.500% 9/15/32	625	641
Pool #550659 6.500% 9/15/35	47,131	49,557
Pool #538689 6.500% 12/15/35	5,833	6,153
Pool #780651 7.000% 10/15/27	313	320
Pool #462384 7.000% 11/15/27	187	192
Pool #482668 7.000% 8/15/28	561	577
Pool #581417 7.000% 7/15/32	516	532
Pool #423836 8.000% 8/15/26	213	219
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	477,581	431,714
Pool #MA6283 3.000% 11/20/49	853,120	770,652
Pool #MA6409 3.000% 1/20/50	889,655	803,099
Pool #MA4321 3.500% 3/20/47	560,645	524,452
Government National Mortgage Association II TBA (f) 3.000% 1/23/53	975,000	870,111
Uniform Mortgage Backed Securities TBA
3.000% 12/01/53 (f)	1,450,000	1,276,566
3.500% 4/25/52 (f)	1,600,000	1,457,625
4.000% 6/25/52 (f)	3,175,000	2,985,492
		23,967,028

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $25,714,595)		23,970,718

U.S. TREASURY OBLIGATIONS — 5.4%
U.S. Treasury Bonds & Notes — 5.4%
U.S. Treasury Bond
2.250% 8/15/49 (g)	3,330,000	2,368,107

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note
3.000% 7/15/25	$6,450,000	$6,253,006
		8,621,113

TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,908,404)		8,621,113

TOTAL BONDS & NOTES (Cost $173,739,668)		149,177,228

	Number of Shares
WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Chemicals — 0.0%
Hercules LLC, Expires 3/31/29, Strike 0.09 (h) (i) (j)	150	4,290

TOTAL WARRANTS (Cost $0)		4,290

MUTUAL FUNDS — 0.8%
Diversified Financial Services — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio (k)	1,289,700	1,289,700

TOTAL MUTUAL FUNDS (Cost $1,289,700)		1,289,700

TOTAL LONG-TERM INVESTMENTS (Cost $176,639,993)		151,593,201

	Principal Amount
SHORT-TERM INVESTMENTS — 8.4%
Commercial Paper — 7.5%
Fidelity National Information Services, Inc.
4.941% 1/19/23 (a)	$1,000,000	997,430
Florida Power & Light Co.
4.311% 1/03/23	1,000,000	999,509
HP, Inc.
4.864% 1/23/23 (a)	1,000,000	996,904
Parker-Hannifin Corp.
5.078% 3/23/23 (a)	2,000,000	1,976,834
Suncor Energy, Inc.
4.906% 1/03/23 (a)	2,000,000	1,998,990
Tampa Electric Co.
4.826% 1/30/23 (a)	1,000,000	995,905
VF Corp.
4.977% 2/02/23	1,000,000	995,784
Walgreens Boots Alliance, Inc.
5.097% 2/06/23 (a)	2,000,000	1,989,831

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
The Walt Disney Co.
5.004% 3/24/23 (a)	$1,000,000	$988,977
		11,940,164
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/30/22, 1.280%, due 1/03/23 (l)	1,433,065	1,433,065

TOTAL SHORT-TERM INVESTMENTS (Cost $13,373,896)		13,373,229

TOTAL INVESTMENTS — 103.8% (Cost $190,013,889) (m)		164,966,430

Other Assets/(Liabilities) — (3.8)%		(6,036,551)

NET ASSETS — 100.0%		$158,929,879

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2022, the aggregate market value of these securities amounted to $80,893,800 or 50.90% of net assets.
(b)	Security is perpetual and has no stated maturity date.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2022, was $1,794,596 or 1.13% of net assets. The Fund received $596,406 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2022.
(e)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(g)	All or a portion of this security is pledged/held as collateral for open derivatives.
(h)	Non-income producing security.
(i)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2022, these securities amounted to a value of $4,290 or 0.00% of net assets.
(j)	Investment is valued using significant unobservable inputs.
(k)	Represents investment of security lending cash collateral. (Note 2).
(l)	Maturity value of $1,433,268. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 6/29/23, and an aggregate market value, including accrued interest, of $1,461,818.
(m)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation/ (Depreciation)
Bank of America N.A.	1/17/23	USD	293,000	NOK	2,927,914	$(6,024)
Bank of America N.A.	1/17/23	NOK	5,512,522	USD	513,653	49,332
Bank of America N.A.	1/17/23	USD	377,295	CHF	372,870	(26,521)
Bank of America N.A.	1/24/23	JPY	79,828,000	USD	542,800	66,982
Bank of America N.A.	2/14/23	PLN	745,805	USD	157,310	12,342
Bank of America N.A.	2/14/23	USD	258,254	EUR	254,537	(14,962)
Bank of America N.A.	2/21/23	PHP	8,929,309	USD	161,025	(1,036)
Bank of America N.A.	2/21/23	USD	155,549	PHP	8,929,309	(4,440)
Bank of America N.A.	2/21/23	USD	469,828	CNH	3,284,470	(6,514)
Barclays Bank PLC	1/17/23	EUR	18,302	USD	19,000	609
BNP Paribas SA	1/24/23	USD	307,606	INR	25,577,420	(1,226)
BNP Paribas SA	2/21/23	SGD	371,207	USD	274,765	2,592
BNP Paribas SA	2/21/23	USD	271,505	SGD	371,207	(5,852)
Citibank N.A.	1/10/23	COP	289,368,900	USD	59,890	(267)
Citibank N.A.	1/10/23	CLP	46,883,544	USD	54,238	1,000
Citibank N.A.	1/10/23	USD	63,285	COP	289,368,900	3,661
Citibank N.A.	1/10/23	USD	50,227	CLP	46,883,544	(5,011)
Citibank N.A.	2/08/23	COP	159,438,815	USD	32,802	(124)
Citibank N.A.	2/08/23	USD	32,100	COP	159,438,815	(578)
HSBC Bank USA	1/10/23	USD	106,000	BRL	562,289	(358)
HSBC Bank USA	1/17/23	ILS	551,694	USD	156,000	1,024
HSBC Bank USA	1/17/23	USD	159,000	TWD	5,035,053	(5,026)
HSBC Bank USA	1/17/23	USD	167,000	EUR	170,080	(15,223)
HSBC Bank USA	1/30/23	USD	290,997	CNH	2,084,735	(10,833)
HSBC Bank USA	2/14/23	ILS	914,455	USD	260,428	206
HSBC Bank USA	2/14/23	CZK	6,376,112	USD	261,316	20,170
HSBC Bank USA	2/14/23	EUR	101,890	USD	108,000	1,367
HSBC Bank USA	2/14/23	USD	263,385	HUF	108,238,241	(23,433)
HSBC Bank USA	2/14/23	USD	245,000	CHF	229,215	(3,989)
HSBC Bank USA	2/21/23	KRW	735,057,130	USD	562,960	18,993
HSBC Bank USA	2/21/23	THB	8,957,520	USD	261,000	(1,169)
HSBC Bank USA	2/21/23	USD	477,557	INR	39,277,890	4,051
JP Morgan Chase Bank N.A.	1/17/23	EUR	151,777	USD	160,582	2,032
Morgan Stanley & Co. LLC	2/08/23	MXN	2,099,551	USD	105,000	2,071
Morgan Stanley & Co. LLC	2/14/23	USD	142,377	CHF	139,006	(8,621)
Morgan Stanley & Co. LLC	2/21/23	USD	257,809	MYR	1,140,804	(1,689)
Morgan Stanley & Co. LLC	2/21/23	MYR	1,140,804	USD	252,307	7,191
Morgan Stanley & Co. LLC	2/21/23	JPY	67,741,432	USD	493,969	25,431
						$76,158

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	3/22/23	58	$7,279,282	$(9,344)
U.S. Treasury Ultra Bond	3/22/23	70	9,346,177	55,698
U.S. Treasury Note 2 Year	3/31/23	81	16,602,966	8,362
U.S. Treasury Note 5 Year	3/31/23	49	5,296,475	(7,920)
				$46,796
Short
U.S. Treasury Ultra 10 Year	3/22/23	29	$(3,435,272)	$5,116

Currency Legend

BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	U.S. Dollar

MassMutual High Yield Fund — Portfolio of Investments

December 31, 2022 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 95.1%

BANK LOANS — 2.0%
Computers — 0.0%
SonicWall US Holdings, Inc., 2nd Lien Term Loan, 3 mo. USD LIBOR + 7.500%
12.199% VRN 5/18/26	$51,897	$47,862
Food — 0.3%
Florida Food Products LLC, Term Loan, 1 mo. USD LIBOR + 5.000%
9.384% VRN 10/18/28	1,224,442	1,114,243
Packaging & Containers — 0.2%
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. SOFR CME + 4.175%
8.598% VRN 4/13/29	652,490	620,139
Software — 1.5%
Finastra USA, Inc., USD 2nd Lien Term Loan, 3 mo. USD LIBOR + 7.250%
10.621% VRN 6/13/25	4,430,158	3,279,911
Ivanti Software, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
9.011% VRN 12/01/27	1,220,775	962,374
Quest Software US Holdings, Inc., 2022 2nd Lien Term Loan, 3 mo. USD SOFR + 11.600%
11.594% VRN 2/01/30	2,522,327	1,517,608
		5,759,893

TOTAL BANK LOANS (Cost $9,834,646)		7,542,137

CORPORATE DEBT — 93.1%
Advertising — 0.8%
CMG Media Corp.
8.875% 12/15/27 (a)	2,314,000	1,741,748
Stagwell Global LLC
5.625% 8/15/29 (a)	1,514,000	1,248,414
		2,990,162
Aerospace & Defense — 0.2%
Spirit AeroSystems, Inc.
9.375% 11/30/29 (a)	559,000	588,459
TransDigm, Inc.
8.000% 12/15/25 (a)	221,000	224,184
		812,643
Agriculture — 0.2%
Darling Ingredients, Inc.
6.000% 6/15/30 (a)	938,000	916,895

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Airlines — 2.7%
American Airlines, Inc.
11.750% 7/15/25 (a)	$2,318,000	$2,486,004
American Airlines, Inc. /AAdvantage Loyalty IP Ltd.
5.500% 4/20/26 (a)	3,925,000	3,773,410
5.750% 4/20/29 (a)	1,488,000	1,357,342
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (a)	1,158,375	1,151,658
United Airlines, Inc.
4.375% 4/15/26 (a)	758,000	702,610
4.625% 4/15/29 (a)	795,000	692,203
		10,163,227
Auto Manufacturers — 2.0%
Ford Motor Co.
3.250% 2/12/32	2,869,000	2,151,894
Ford Motor Credit Co. LLC
4.000% 11/13/30	2,330,000	1,912,557
4.125% 8/17/27	1,560,000	1,396,200
4.389% 1/08/26	712,000	665,225
5.113% 5/03/29	322,000	291,586
7.350% 11/04/27	1,232,000	1,262,431
		7,679,893
Auto Parts & Equipment — 0.4%
Adient Global Holdings Ltd.
4.875% 8/15/26 (a)	1,734,000	1,614,319
Biotechnology — 0.3%
Emergent BioSolutions, Inc.
3.875% 8/15/28 (a)	2,529,000	1,257,090
Building Materials — 1.5%
Jeld-Wen, Inc.
4.875% 12/15/27 (a)	474,000	356,766
New Enterprise Stone & Lime Co., Inc.
5.250% 7/15/28 (a)	2,072,000	1,839,875
9.750% 7/15/28 (a)	3,764,000	3,477,709
		5,674,350
Chemicals — 5.2%
Celanese US Holdings LLC
6.379% 7/15/32	4,728,000	4,510,356
Consolidated Energy Finance SA
5.625% 10/15/28 (a)	4,296,000	3,652,762
LSF11 A5 HoldCo LLC
6.625% 10/15/29 (a)	2,205,000	1,821,575
Methanex Corp.
5.125% 10/15/27	2,056,000	1,906,940
5.250% 12/15/29	1,618,000	1,435,485
Olympus Water US Holding Corp.
4.250% 10/01/28 (a)	2,503,000	2,032,041
6.250% 10/01/29 (a) (b)	1,772,000	1,344,778
Polar US Borrower LLC / Schenectady International Group, Inc.
6.750% 5/15/26 (a)	2,234,000	826,580

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Tronox, Inc.
4.625% 3/15/29 (a)	$1,296,000	$1,077,300
Vibrantz Technologies, Inc.
9.000% 2/15/30 (a)	1,743,000	1,313,057
		19,920,874
Coal — 0.6%
Coronado Finance Pty Ltd.
10.750% 5/15/26 (a)	2,077,000	2,123,733
Commercial Services — 4.0%
Alta Equipment Group, Inc.
5.625% 4/15/26 (a)	2,194,000	1,974,808
Ashtead Capital, Inc.
4.000% 5/01/28 (a)	306,000	279,811
5.500% 8/11/32 (a)	1,261,000	1,210,125
CoreLogic, Inc.
4.500% 5/01/28 (a)	1,254,000	962,069
The Hertz Corp.
5.000% 12/01/29 (a)	1,347,000	1,021,834
Prime Security Services Borrower LLC / Prime Finance, Inc.
6.250% 1/15/28 (a)	2,865,000	2,607,608
PROG Holdings, Inc.
6.000% 11/15/29 (a)	3,302,000	2,657,053
Rent-A-Center, Inc.
6.375% 2/15/29 (a)	499,000	403,665
Sabre GLBL, Inc.
7.375% 9/01/25 (a)	638,000	609,662
9.250% 4/15/25 (a)	3,672,000	3,657,778
		15,384,413
Computers — 1.5%
Condor Merger Sub, Inc.
7.375% 2/15/30 (a)	2,689,000	2,162,737
Presidio Holdings, Inc.
8.250% 2/01/28 (a)	2,787,000	2,583,772
Seagate HDD Cayman
9.625% 12/01/32 (a)	748,800	821,284
		5,567,793
Cosmetics & Personal Care — 0.7%
Coty, Inc. /HFC Prestige Products, Inc. /HFC Prestige International US LLC
4.750% 1/15/29 (a)	3,086,000	2,792,830
Distribution & Wholesale — 0.9%
American Builders & Contractors Supply Co., Inc.
3.875% 11/15/29 (a)	1,527,000	1,248,246
Resideo Funding, Inc.
4.000% 9/01/29 (a)	2,600,000	2,102,230
Univar Solutions USA, Inc.
5.125% 12/01/27 (a)	177,000	167,858
		3,518,334
Diversified Financial Services — 5.8%
Coinbase Global, Inc.
3.375% 10/01/28 (a)	1,255,000	663,393

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.625% 10/01/31 (a)	$1,018,000	$490,281
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (a)	9,512,514	8,085,637
Jefferson Capital Holdings LLC
6.000% 8/15/26 (a)	2,664,000	2,204,274
Midcap Financial Issuer Trust
5.625% 1/15/30 (a)	723,000	585,514
6.500% 5/01/28 (a)	2,875,000	2,462,624
OneMain Finance Corp.
4.000% 9/15/30	1,207,000	900,591
5.375% 11/15/29	2,695,000	2,204,242
PRA Group, Inc.
5.000% 10/01/29 (a)	4,020,000	3,316,500
7.375% 9/01/25 (a)	1,113,000	1,075,322
		21,988,378
Electric — 1.5%
PG&E Corp.
5.000% 7/01/28 (b)	3,644,000	3,325,150
5.250% 7/01/30 (b)	583,000	530,530
Pike Corp.
5.500% 9/01/28 (a)	2,213,000	1,934,693
		5,790,373
Electronics — 0.9%
Atkore, Inc.
4.250% 6/01/31 (a)	3,884,000	3,330,530
Engineering & Construction — 1.6%
Arcosa, Inc.
4.375% 4/15/29 (a)	2,691,000	2,333,583
Dycom Industries, Inc.
4.500% 4/15/29 (a)	721,000	627,554
Global Infrastructure Solutions, Inc.
5.625% 6/01/29 (a)	488,000	381,286
7.500% 4/15/32 (a)	1,457,000	1,153,317
MasTec, Inc.
4.500% 8/15/28 (a) (b)	938,000	841,666
Railworks Holdings LP / Railworks Rally, Inc.
8.250% 11/15/28 (a)	879,000	813,075
		6,150,481
Entertainment — 0.2%
Everi Holdings, Inc.
5.000% 7/15/29 (a)	31,000	26,628
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875% 5/01/29 (a)	987,000	839,803
		866,431
Environmental Controls — 0.3%
Harsco Corp.
5.750% 7/31/27 (a)	1,245,000	983,010
Food — 0.8%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.625% 1/15/32 (a)	2,474,000	2,003,940

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.750% 12/01/31 (a)	$400,000	$326,975
Simmons Foods, Inc. /Simmons Prepared Foods, Inc. /Simmons Pet Food, Inc. /Simmons Feed
4.625% 3/01/29 (a)	766,000	623,565
		2,954,480
Forest Products & Paper — 0.1%
Clearwater Paper Corp.
4.750% 8/15/28 (a)	493,000	433,847
Health Care – Products — 0.5%
Garden Spinco Corp.
8.625% 7/20/30 (a)	1,861,000	1,972,660
Health Care – Services — 5.5%
Centene Corp.
4.625% 12/15/29	4,327,000	3,955,696
Charles River Laboratories International, Inc.
3.750% 3/15/29 (a) (b)	280,000	247,632
4.250% 5/01/28 (a)	2,190,000	2,016,924
CHS/Community Health Systems, Inc.
4.750% 2/15/31 (a)	1,356,000	984,483
5.625% 3/15/27 (a)	556,000	476,748
6.000% 1/15/29 (a)	1,492,000	1,248,028
6.125% 4/01/30 (a)	1,361,000	673,937
6.875% 4/15/29 (a)	472,000	242,591
HCA, Inc.
3.500% 9/01/30	5,131,000	4,438,786
ModivCare, Inc.
5.875% 11/15/25 (a)	97,000	91,115
Molina Healthcare, Inc.
4.375% 6/15/28 (a)	1,253,000	1,143,475
Radiology Partners, Inc.
9.250% 2/01/28 (a)	4,598,000	2,581,105
Tenet Healthcare Corp.
4.375% 1/15/30 (a)	1,178,000	1,019,636
6.125% 6/15/30 (a)	2,081,000	1,982,777
		21,102,933
Home Builders — 1.2%
Ashton Woods USA LLC / Ashton Woods Finance Co.
4.625% 8/01/29 (a)	1,339,000	1,072,178
Mattamy Group Corp.
4.625% 3/01/30 (a)	4,544,000	3,682,750
5.250% 12/15/27 (a)	25,000	22,171
		4,777,099
Insurance — 0.6%
Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc.
7.625% 10/15/25 (a)	2,333,066	2,169,957
Internet — 0.9%
Getty Images, Inc.
9.750% 3/01/27 (a)	2,165,000	2,136,994
Millennium Escrow Corp.
6.625% 8/01/26 (a)	1,127,000	721,338

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Uber Technologies, Inc.
4.500% 8/15/29 (a)	$770,000	$670,866
		3,529,198
Investment Companies — 0.3%
Icahn Enterprises LP/ Icahn Enterprises Finance Corp.
4.750% 9/15/24	1,179,000	1,130,185
Leisure Time — 1.2%
Carnival Corp.
7.625% 3/01/26 (a) (b)	651,000	515,979
5.750% 3/01/27 (a)	1,023,000	730,463
NCL Corp. Ltd.
5.875% 3/15/26 (a)	781,000	615,077
5.875% 2/15/27 (a)	224,000	194,051
NCL Finance Ltd.
6.125% 3/15/28 (a) (b)	620,000	457,697
Royal Caribbean Cruises Ltd.
Convertible, 4.250% 6/15/23	143,000	141,892
4.250% 7/01/26 (a)	1,609,000	1,300,631
5.500% 8/31/26 (a)	775,000	651,012
		4,606,802
Lodging — 1.9%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
4.875% 7/01/31 (a)	1,266,000	1,033,250
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp.
5.875% 5/15/25 (a)	1,698,000	1,585,045
Travel & Leisure Co.
4.500% 12/01/29 (a)	1,000,000	814,830
4.625% 3/01/30 (a)	800,000	663,416
6.000% STEP 4/01/27	419,000	397,669
6.625% 7/31/26 (a)	1,839,000	1,799,023
Wyndham Hotels & Resorts, Inc.
4.375% 8/15/28 (a)	968,000	868,490
		7,161,723
Machinery – Diversified — 0.2%
OT Merger Corp.
7.875% 10/15/29 (a)	1,410,000	747,300
Media — 7.6%
Altice Financing SA
5.000% 1/15/28 (a)	1,105,000	889,525
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 1/15/34 (a)	3,376,000	2,491,640
4.500% 5/01/32	853,000	679,542
5.000% 2/01/28 (a)	939,000	848,621
5.375% 6/01/29 (a)	1,205,000	1,085,157
CSC Holdings LLC
4.625% 12/01/30 (a)	1,843,000	1,018,360
5.750% 1/15/30 (a)	670,000	377,873
Cumulus Media New Holdings, Inc.
6.750% 7/01/26 (a) (b)	1,614,000	1,355,760

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc.
5.875% 8/15/27 (a)	$2,160,000	$1,932,466
DISH DBS Corp.
5.250% 12/01/26 (a)	392,000	330,195
5.750% 12/01/28 (a)	504,000	402,255
5.875% 11/15/24	981,000	911,578
7.375% 7/01/28	918,000	649,485
DISH Network Corp.
3.375% 8/15/26	3,231,000	2,024,222
Gray Escrow II, Inc.
5.375% 11/15/31 (a)	1,881,000	1,355,543
iHeartCommunications, Inc.
8.375% 5/01/27 (b)	1,265,114	1,075,508
LCPR Senior Secured Financing DAC
6.750% 10/15/27 (a)	2,216,000	2,071,960
Radiate Holdco LLC / Radiate Finance, Inc.
6.500% 9/15/28 (a)	2,534,000	1,051,610
Sinclair Television Group Inc
5.125% 2/15/27 (a) (b)	1,350,000	1,101,076
Sirius XM Radio, Inc.
3.875% 9/01/31 (a)	3,880,000	3,027,057
Univision Communications, Inc.
7.375% 6/30/30 (a)	514,000	491,230
Virgin Media Secured Finance PLC
4.500% 8/15/30 (a)	250,000	208,856
5.500% 5/15/29 (a)	4,137,000	3,705,842
		29,085,361
Mining — 2.5%
Arconic Corp.
6.125% 2/15/28 (a)	1,627,000	1,526,557
Compass Minerals International, Inc.
4.875% 7/15/24 (a)	1,164,000	1,118,895
First Quantum Minerals Ltd.
6.500% 3/01/24 (a)	2,110,000	2,064,139
6.875% 3/01/26 (a)	1,420,000	1,344,771
7.500% 4/01/25 (a)	2,954,000	2,875,247
Novelis Corp.
3.250% 11/15/26 (a)	304,000	272,539
3.875% 8/15/31 (a)	313,000	255,531
		9,457,679
Miscellaneous - Manufacturing — 0.6%
Amsted Industries, Inc.
5.625% 7/01/27 (a)	2,435,000	2,309,987
Oil & Gas — 10.2%
Apache Corp.
4.750% 4/15/43	816,000	615,672
5.100% 9/01/40	607,000	503,028
5.350% 7/01/49	910,000	735,378
Chesapeake Energy Corp.
5.500% 2/01/26 (a)	633,000	610,829
5.875% 2/01/29 (a)	1,359,000	1,287,683
Comstock Resources, Inc.
5.875% 1/15/30 (a)	733,000	630,160
6.750% 3/01/29 (a)	1,512,000	1,364,580

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CVR Energy, Inc.
5.750% 2/15/28 (a)	$1,222,000	$1,063,751
Hilcorp Energy I LP / Hilcorp Finance Co.
5.750% 2/01/29 (a)	513,000	456,604
6.000% 4/15/30 (a)	443,000	393,949
6.000% 2/01/31 (a)	1,607,000	1,386,132
6.250% 11/01/28 (a)	2,052,000	1,857,060
Murphy Oil Corp.
6.375% 7/15/28	1,190,000	1,145,436
Nabors Industries Ltd.
7.250% 1/15/26 (a)	2,399,000	2,260,815
7.500% 1/15/28 (a)	909,000	831,641
Nabors Industries, Inc.
5.750% 2/01/25	387,000	369,047
7.375% 5/15/27 (a)	2,040,000	1,976,137
Neptune Energy Bondco PLC
6.625% 5/15/25 (a)	6,763,000	6,566,926
Occidental Petroleum Corp.
6.125% 1/01/31	1,607,000	1,621,768
6.200% 3/15/40	1,570,000	1,525,155
6.375% 9/01/28	2,015,000	2,034,589
6.450% 9/15/36	1,040,000	1,060,800
6.600% 3/15/46	801,000	824,221
Parkland Corp.
4.625% 5/01/30 (a)	795,000	657,863
5.875% 7/15/27 (a)	1,856,000	1,762,272
Range Resources Corp. Co.
8.250% 1/15/29	846,000	871,756
Southwestern Energy Co.
4.750% 2/01/32	380,000	324,744
5.375% 3/15/30	366,000	333,799
Sunoco LP/Sunoco Finance Corp.
6.000% 4/15/27	1,137,000	1,119,602
Transocean Guardian Ltd.
5.875% 1/15/24 (a)	169,895	165,903
Transocean Poseidon Ltd.
6.875% 2/01/27 (a)	171,500	166,890
Transocean, Inc.
7.250% 11/01/25 (a)	1,205,000	1,065,486
7.500% 1/15/26 (a)	1,662,000	1,399,138
		38,988,814
Oil & Gas Services — 1.0%
Weatherford International Ltd.
6.500% 9/15/28 (a)	964,000	945,009
8.625% 4/30/30 (a)	2,835,000	2,722,474
		3,667,483
Packaging & Containers — 2.3%
Clydesdale Acquisition Holdings, Inc.
6.625% 4/15/29 (a)	538,000	511,809
8.750% 4/15/30 (a)	1,799,000	1,540,322
Graphic Packaging International LLC
3.500% 3/01/29 (a)	754,000	643,598
Mauser Packaging Solutions Holding Co.
7.250% 4/15/25 (a) (b)	1,077,000	995,844

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Mauser Packaging Solutions Holding Co.
5.500% 4/15/24 (a)	$2,384,000	$2,317,806
Trident TPI Holdings, Inc.
9.250% 8/01/24 (a)	2,752,000	2,616,139
		8,625,518
Pharmaceuticals — 2.1%
1375209 BC Ltd.
9.000% 1/30/28 (a)	816,000	794,580
Bausch Health Cos., Inc.
4.875% 6/01/28 (a)	1,347,000	856,748
9.000% 12/15/25 (a) (b)	870,000	691,067
11.000% 9/30/28 (a)	1,449,000	1,129,995
14.000% 10/15/30 (a)	286,000	169,783
Jazz Securities DAC
4.375% 1/15/29 (a)	1,247,000	1,111,264
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.125% 4/30/28 (a)	1,343,000	1,189,092
5.125% 4/30/31 (a)	1,230,000	1,064,417
Perrigo Finance Unlimited Co.
4.400% STEP 6/15/30	1,262,000	1,075,246
		8,082,192
Pipelines — 6.8%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375% 6/15/29 (a)	2,101,000	1,920,818
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.500% 6/15/31 (a)	2,124,000	1,855,335
EnLink Midstream LLC
5.375% 6/01/29	786,000	727,271
5.625% 1/15/28 (a)	449,000	427,672
EnLink Midstream Partners LP
4.150% 6/01/25	27,000	25,516
4.850% 7/15/26	277,000	260,388
5.050% 4/01/45	160,000	121,253
5.450% 6/01/47	706,000	565,956
5.600% 4/01/44	3,122,000	2,574,922
EQM Midstream Partners LP
4.500% 1/15/29 (a)	1,111,000	933,150
6.000% 7/01/25 (a)	339,000	327,134
6.500% 7/01/27 (a)	763,000	729,237
7.500% 6/01/27 (a)	832,000	814,744
7.500% 6/01/30 (a)	176,000	169,580
Genesis Energy LP/Genesis Energy Finance Corp.
5.625% 6/15/24	666,000	642,686
6.250% 5/15/26	290,000	265,339
6.500% 10/01/25	2,411,000	2,289,960
ITT Holdings LLC
6.500% 8/01/29 (a)	4,327,000	3,643,940
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.500% 2/01/26 (a)	2,530,000	2,249,359
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.500% 3/01/30	3,403,000	3,201,951
Venture Global Calcasieu Pass LLC
3.875% 8/15/29 (a)	869,000	760,375
4.125% 8/15/31 (a)	994,000	846,883

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Western Midstream Operating LP
5.450% 4/01/44	$929,000	$770,476
		26,123,945
Real Estate — 0.5%
Realogy Group LLC / Realogy Co-Issuer Corp.
5.750% 1/15/29 (a)	2,591,000	1,959,806
Real Estate Investment Trusts (REITS) — 2.1%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.750% 6/15/29 (a)	2,804,000	2,263,837
MPT Operating Partnership LP / MPT Finance Corp.
5.000% 10/15/27 (b)	1,252,000	1,052,344
RLJ Lodging Trust LP
3.750% 7/01/26 (a)	1,238,000	1,101,412
4.000% 9/15/29 (a)	829,000	672,042
Service Properties Trust
3.950% 1/15/28	359,000	254,887
4.375% 2/15/30	568,000	375,277
4.950% 2/15/27	284,000	223,678
5.500% 12/15/27	949,000	817,243
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
4.750% 4/15/28 (a)	1,162,000	923,305
6.500% 2/15/29 (a)	560,000	371,000
		8,055,025
Retail — 3.6%
Asbury Automotive Group, Inc.
4.625% 11/15/29 (a)	993,000	836,742
Bath & Body Works, Inc.
6.750% 7/01/36	658,000	578,316
6.875% 11/01/35	2,029,000	1,803,578
BCPE Ulysses Intermediate, Inc.
7.750% 4/01/27 (a)	3,207,000	1,981,640
Macy's Retail Holdings LLC
5.875% 4/01/29 (a) (b)	261,000	231,090
5.875% 3/15/30 (a)	500,000	433,865
6.125% 3/15/32 (a)	553,000	464,813
Nordstrom, Inc.
5.000% 1/15/44 (b)	2,262,000	1,374,165
Sonic Automotive, Inc.
4.625% 11/15/29 (a)	1,085,000	868,768
4.875% 11/15/31 (a)	448,000	352,211
Staples, Inc.
7.500% 4/15/26 (a)	1,049,000	902,853
10.750% 4/15/27 (a) (b)	1,421,000	1,023,262
Suburban Propane Partners LP / Suburban Energy Finance Corp.
5.000% 6/01/31 (a)	1,271,000	1,080,328
Superior Plus LP / Superior General Partner, Inc.
4.500% 3/15/29 (a)	2,169,000	1,854,495
		13,786,126
Semiconductors — 0.4%
Entegris Escrow Corp.
5.950% 6/15/30 (a)	1,567,000	1,445,087

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Software — 1.4%
AthenaHealth Group, Inc.
6.500% 2/15/30 (a) (b)	$1,601,000	$1,179,829
Boxer Parent Co., Inc.
9.125% 3/01/26 (a)	158,000	149,060
Consensus Cloud Solutions, Inc.
6.000% 10/15/26 (a)	702,000	656,539
CWT Travel Group, Inc., (Acquired 11/16/21, Cost $685)
8.500% 11/19/26 (a) (c)	696	588
Open Text Corp.
3.875% 2/15/28 (a)	302,000	259,155
Open Text Holdings, Inc.
4.125% 2/15/30 (a)	1,297,000	1,043,632
4.125% 12/01/31 (a)	504,000	391,757
Veritas US, Inc./Veritas Bermuda Ltd.
7.500% 9/01/25 (a)	2,645,000	1,825,590
		5,506,150
Telecommunications — 5.9%
Altice France Holding SA
10.500% 5/15/27 (a)	494,000	376,675
Altice France SA
5.125% 7/15/29 (a)	2,356,000	1,766,395
Connect Finco SARL / Connect US Finco LLC
6.750% 10/01/26 (a)	2,300,000	2,131,547
Consolidated Communications, Inc.
6.500% 10/01/28 (a)	2,299,000	1,786,463
Frontier Communications Holdings LLC
5.000% 5/01/28 (a)	3,081,000	2,675,294
6.000% 1/15/30 (a) (b)	819,000	643,384
6.750% 5/01/29 (a)	902,000	746,189
GoTo Group, Inc.
5.500% 9/01/27 (a)	1,559,000	838,464
Hughes Satellite Systems Corp.
6.625% 8/01/26	2,280,000	2,126,647
Sprint Capital Corp.
6.875% 11/15/28	3,131,000	3,256,200
8.750% 3/15/32	4,688,000	5,579,189
T-Mobile USA, Inc.
3.375% 4/15/29	804,000	708,051
		22,634,498
Transportation — 1.6%
Carriage Purchaser, Inc.
7.875% 10/15/29 (a)	1,473,000	1,045,830
First Student Bidco, Inc./First Transit Parent, Inc.
4.000% 7/31/29 (a)	2,525,000	2,088,497
Seaspan Corp.
5.500% 8/01/29 (a)	3,997,000	3,028,926
		6,163,253

TOTAL CORPORATE DEBT (Cost $409,071,874)		356,002,867

TOTAL BONDS & NOTES (Cost $418,906,520)		363,545,004

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 2.8%

Diversified Financial Services — 2.8%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	10,691,475	$10,691,475

TOTAL MUTUAL FUNDS (Cost $10,691,475)		10,691,475

TOTAL LONG-TERM INVESTMENTS (Cost $429,597,995)		374,236,479

	Principal Amount
SHORT-TERM INVESTMENTS — 3.5%
Commercial Paper — 3.4%
Mercedes-Benz Finance North America LLC
4.897% 2/01/23 (a)	$4,000,000	3,982,679
Penske Truck Leasing Co. LP
4.778% 1/10/23 (a)	4,000,000	3,994,270
Spire, Inc.
5.021% 2/09/23 (a)	5,000,000	4,972,889
		12,949,838
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/30/22, 1.280%, due 1/03/23 (e)	368,992	368,992

TOTAL SHORT-TERM INVESTMENTS (Cost $13,319,370)		13,318,830

TOTAL INVESTMENTS — 101.4% (Cost $442,917,365) (f)		387,555,309

Other Assets/(Liabilities) — (1.4)%		(5,222,632)

NET ASSETS — 100.0%		$382,332,677

Abbreviation Legend

STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2022, the aggregate market value of these securities amounted to $287,299,421 or 75.14% of net assets.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2022, was $13,244,108 or 3.46% of net assets. The Fund received $2,833,014 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Restricted security. Certain securities are restricted as to resale. At December 31, 2022, these securities amounted to a value of $588 or 0.00% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $369,044. Collateralized by U.S. Government Agency obligations with a rate of 2.875%, maturity date of 5/15/28, and an aggregate market value, including accrued interest, of $376,426.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Balanced Fund — Portfolio of Investments

December 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 64.1%

COMMON STOCK — 64.1%
Basic Materials — 1.2%
Chemicals — 1.2%
Air Products & Chemicals, Inc.	605	$186,497
Albemarle Corp.	136	29,493
Celanese Corp.	295	30,161
Dow, Inc.	2,684	135,247
DuPont de Nemours, Inc.	1,030	70,689
Ecolab, Inc.	447	65,065
International Flavors & Fragrances, Inc.	119	12,476
Linde PLC	1,625	530,043
LyondellBasell Industries NV Class A	2,676	222,188
PPG Industries, Inc.	335	42,123
The Sherwin-Williams Co.	352	83,540
		1,407,522
Forest Products & Paper — 0.0%
International Paper Co.	1,232	42,664
Mining — 0.0%
Newmont Corp.	1,208	57,018
		1,507,204
Communications — 4.2%
Advertising — 0.1%
Omnicom Group, Inc.	994	81,081
Internet — 0.9%
Booking Holdings, Inc. (a)	165	332,521
CDW Corp.	449	80,182
eBay, Inc.	1,860	77,134
Gen Digital, Inc.	1,322	28,331
MercadoLibre, Inc. (a)	115	97,318
Netflix, Inc. (a)	545	160,710
Okta, Inc. (a)	78	5,330
Palo Alto Networks, Inc. (a)	884	123,353
VeriSign, Inc. (a)	653	134,152
		1,039,031
Media — 0.4%
Fox Corp. Class A	4,810	146,080
Liberty Media Corp-Liberty Formula One Class C (a)	1,771	105,870
Paramount Global Class B	1,123	18,956
The Walt Disney Co. (a)	3,083	267,851
		538,757

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Telecommunications — 2.8%
Arista Networks, Inc. (a)	424	$51,452
AT&T, Inc.	58,460	1,076,249
Cisco Systems, Inc.	17,091	814,215
Corning, Inc.	2,014	64,327
Motorola Solutions, Inc.	622	160,296
Verizon Communications, Inc.	30,433	1,199,060
		3,365,599
		5,024,468
Consumer, Cyclical — 6.8%
Apparel — 0.3%
NIKE, Inc. Class B	2,890	338,159
VF Corp.	373	10,298
		348,457
Auto Manufacturers — 0.2%
Cummins, Inc.	1,096	265,550
Auto Parts & Equipment — 0.1%
Aptiv PLC (a)	682	63,515
Distribution & Wholesale — 0.3%
Copart, Inc. (a)	1,856	113,012
W.W. Grainger, Inc.	323	179,668
		292,680
Leisure Time — 0.0%
Carnival Corp. (a)	534	4,304
Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	747	94,391
Las Vegas Sands Corp. (a)	1,222	58,742
Marriott International, Inc. Class A	698	103,925
		257,058
Retail — 5.7%
AutoZone, Inc. (a)	245	604,214
Best Buy Co., Inc.	1,178	94,487
CarMax, Inc. (a)	169	10,290
Chipotle Mexican Grill, Inc. (a)	120	166,499
Costco Wholesale Corp.	2,392	1,091,948
Dollar General Corp.	2,656	654,040
Dollar Tree, Inc. (a)	877	124,043
Genuine Parts Co.	1,455	252,457
The Home Depot, Inc.	4,921	1,554,347
Lowe's Cos., Inc.	5,012	998,591
Lululemon Athletica, Inc. (a)	385	123,346
Ross Stores, Inc.	1,071	124,311
Target Corp.	1,351	201,353
The TJX Cos., Inc.	5,607	446,317
Ulta Beauty, Inc. (a)	337	158,077
Walgreens Boots Alliance, Inc.	1,672	62,466

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Yum! Brands, Inc.	1,681	$215,303
		6,882,089
		8,113,653
Consumer, Non-cyclical — 17.8%
Beverages — 2.2%
Brown-Forman Corp. Class B	980	64,366
The Coca-Cola Co.	11,496	731,261
Constellation Brands, Inc. Class A	1,000	231,750
Keurig Dr Pepper, Inc.	3,825	136,399
Monster Beverage Corp. (a)	752	76,351
PepsiCo, Inc.	7,570	1,367,596
		2,607,723
Biotechnology — 1.7%
Amgen, Inc.	2,311	606,961
Biogen, Inc. (a)	369	102,183
BioMarin Pharmaceutical, Inc. (a)	191	19,767
Gilead Sciences, Inc.	6,209	533,043
Illumina, Inc. (a)	76	15,367
Incyte Corp. (a)	512	41,124
Regeneron Pharmaceuticals, Inc. (a)	328	236,649
Vertex Pharmaceuticals, Inc. (a)	1,462	422,196
		1,977,290
Commercial Services — 1.1%
Automatic Data Processing, Inc.	2,183	521,431
Block, Inc. (a)	464	29,158
Cintas Corp.	274	123,744
Global Payments, Inc.	1,735	172,320
Moody's Corp.	269	74,949
PayPal Holdings, Inc. (a)	3,524	250,979
S&P Global, Inc.	376	125,938
Verisk Analytics, Inc.	429	75,684
		1,374,203
Cosmetics & Personal Care — 1.8%
Colgate-Palmolive Co.	5,097	401,593
The Estee Lauder Cos., Inc. Class A	308	76,418
The Procter & Gamble Co.	11,106	1,683,225
		2,161,236
Food — 2.1%
Campbell Soup Co.	2,819	159,978
General Mills, Inc.	9,096	762,699
The Hershey Co.	1,879	435,120
Hormel Foods Corp.	1,546	70,420
Kellogg Co.	3,683	262,377
The Kroger Co.	6,247	278,491
McCormick & Co., Inc.	258	21,386
Mondelez International, Inc. Class A	6,166	410,964

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sysco Corp.	688	$52,598
		2,454,033
Health Care – Products — 1.5%
Abbott Laboratories	3,906	428,840
Align Technology, Inc. (a)	40	8,436
Baxter International, Inc.	607	30,939
Boston Scientific Corp. (a)	2,229	103,136
Danaher Corp.	1,022	271,259
Edwards Lifesciences Corp. (a)	704	52,525
IDEXX Laboratories, Inc. (a)	70	28,557
Intuitive Surgical, Inc. (a)	286	75,890
Medtronic PLC	3,115	242,098
ResMed, Inc.	123	25,600
Thermo Fisher Scientific, Inc.	796	438,349
Waters Corp. (a)	96	32,888
West Pharmaceutical Services, Inc.	54	12,709
Zimmer Biomet Holdings, Inc.	396	50,490
		1,801,716
Health Care – Services — 2.6%
Centene Corp. (a)	1,027	84,224
Elevance Health, Inc.	971	498,094
HCA Healthcare, Inc.	468	112,301
Humana, Inc.	665	340,607
IQVIA Holdings, Inc. (a)	215	44,051
Laboratory Corp. of America Holdings	188	44,270
Quest Diagnostics, Inc.	435	68,052
UnitedHealth Group, Inc.	3,661	1,940,989
		3,132,588
Household Products & Wares — 0.2%
Church & Dwight Co., Inc.	583	46,996
The Clorox Co.	405	56,834
Kimberly-Clark Corp.	1,298	176,203
		280,033
Pharmaceuticals — 4.6%
AbbVie, Inc.	3,857	623,330
AmerisourceBergen Corp.	395	65,455
Becton Dickinson and Co.	562	142,917
Bristol-Myers Squibb Co.	8,682	624,670
Cardinal Health, Inc.	1,065	81,866
Cigna Corp.	2,115	700,784
CVS Health Corp.	6,602	615,240
DexCom, Inc. (a)	309	34,991
McKesson Corp.	955	358,240
Merck & Co., Inc.	13,426	1,489,615
Pfizer, Inc.	13,720	703,013
Zoetis, Inc.	544	79,723
		5,519,844
		21,308,666

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 2.8%
Energy – Alternate Sources — 0.1%
Enphase Energy, Inc. (a)	571	$151,292
Oil & Gas — 1.6%
Hess Corp.	1,506	213,581
Marathon Petroleum Corp.	7,554	879,210
Phillips 66	2,249	234,076
Valero Energy Corp.	4,515	572,773
		1,899,640
Oil & Gas Services — 0.3%
Baker Hughes Co.	2,856	84,338
Halliburton Co.	2,456	96,643
Schlumberger NV	4,472	239,073
		420,054
Pipelines — 0.8%
Cheniere Energy, Inc.	1,004	150,560
Kinder Morgan, Inc.	22,507	406,926
ONEOK, Inc.	1,308	85,936
The Williams Cos., Inc.	8,170	268,793
		912,215
		3,383,201
Financial — 8.7%
Banks — 1.4%
The Bank of New York Mellon Corp.	4,805	218,724
Fifth Third Bancorp	1,693	55,547
First Republic Bank	304	37,054
The Goldman Sachs Group, Inc.	1,272	436,779
KeyCorp.	2,779	48,410
Morgan Stanley	3,630	308,623
Northern Trust Corp.	345	30,529
The PNC Financial Services Group, Inc.	1,203	190,002
Regions Financial Corp.	3,836	82,704
State Street Corp.	1,228	95,256
Truist Financial Corp.	2,953	127,068
		1,630,696
Diversified Financial Services — 2.5%
American Express Co.	2,255	333,176
Ameriprise Financial, Inc.	360	112,093
BlackRock, Inc.	354	250,855
The Charles Schwab Corp.	1,663	138,461
CME Group, Inc.	688	115,694
Discover Financial Services	1,421	139,017
Franklin Resources, Inc.	1,340	35,349
Intercontinental Exchange, Inc.	1,179	120,954
Nasdaq, Inc.	1,594	97,792
Synchrony Financial	4,392	144,321
T. Rowe Price Group, Inc.	957	104,371

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Visa, Inc. Class A	6,995	$1,453,281
		3,045,364
Insurance — 3.2%
Aflac, Inc.	2,752	197,979
The Allstate Corp.	1,676	227,266
American International Group, Inc.	4,219	266,809
Aon PLC Class A	874	262,322
Arthur J Gallagher & Co.	1,254	236,429
Chubb Ltd.	2,505	552,603
The Hartford Financial Services Group, Inc.	1,841	139,603
Marsh & McLennan Cos., Inc.	2,685	444,314
MetLife, Inc.	3,399	245,986
Principal Financial Group, Inc.	1,616	135,615
The Progressive Corp.	3,948	512,095
Prudential Financial, Inc.	1,140	113,384
The Travelers Cos., Inc.	2,127	398,791
Willis Towers Watson PLC	510	124,736
		3,857,932
Private Equity — 0.0%
KKR & Co., Inc.	320	14,854
Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	804	61,876
Real Estate Investment Trusts (REITS) — 1.5%
Alexandria Real Estate Equities, Inc.	431	62,784
American Tower Corp.	984	208,470
AvalonBay Communities, Inc.	378	61,055
Boston Properties, Inc.	319	21,558
Crown Castle, Inc.	1,192	161,683
Digital Realty Trust, Inc.	614	61,566
Equinix, Inc.	281	184,063
Equity Residential	960	56,640
Essex Property Trust, Inc.	177	37,510
Extra Space Storage, Inc.	447	65,790
Healthpeak Properties, Inc.	917	22,989
Prologis, Inc.	1,579	178,001
Public Storage	890	249,369
Realty Income Corp.	1,749	110,939
SBA Communications Corp.	291	81,570
Simon Property Group, Inc.	382	44,877
Ventas, Inc.	587	26,444
VICI Properties, Inc.	4,132	133,877
Welltower, Inc.	707	46,344
		1,815,529
		10,426,251
Industrial — 4.7%
Building Materials — 0.2%
Carrier Global Corp.	2,466	101,723
Johnson Controls International PLC	2,223	142,272

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Vulcan Materials Co.	291	$50,957
		294,952
Electrical Components & Equipment — 0.1%
AMETEK, Inc.	715	99,900
Electronics — 1.0%
Agilent Technologies, Inc.	626	93,681
Amphenol Corp. Class A	2,290	174,360
Garmin Ltd.	369	34,055
Honeywell International, Inc.	2,266	485,604
Keysight Technologies, Inc. (a)	913	156,187
Mettler-Toledo International, Inc. (a)	64	92,509
TE Connectivity Ltd.	1,249	143,385
		1,179,781
Environmental Controls — 0.8%
Republic Services, Inc.	1,904	245,597
Waste Connections, Inc.	1,616	214,217
Waste Management, Inc.	3,022	474,091
		933,905
Hand & Machine Tools — 0.0%
Stanley Black & Decker, Inc.	122	9,165
Machinery – Diversified — 0.5%
Deere & Co.	846	362,731
Dover Corp.	345	46,716
Otis Worldwide Corp.	1,748	136,886
Rockwell Automation, Inc.	240	61,817
		608,150
Miscellaneous - Manufacturing — 0.4%
Eaton Corp. PLC	1,323	207,645
Illinois Tool Works, Inc.	797	175,579
Trane Technologies PLC	738	124,050
		507,274
Packaging & Containers — 0.1%
Amcor PLC	7,892	93,994
Ball Corp.	288	14,728
		108,722
Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	1,614	147,778
CSX Corp.	10,639	329,596
Expeditors International of Washington, Inc.	1,763	183,211
FedEx Corp.	848	146,874
Norfolk Southern Corp.	929	228,924
Union Pacific Corp.	2,397	496,347

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
United Parcel Service, Inc. Class B	2,300	$399,832
		1,932,562
		5,674,411
Technology — 15.5%
Computers — 5.8%
Accenture PLC Class A	2,507	668,968
Apple, Inc.	38,040	4,942,537
Cognizant Technology Solutions Corp. Class A	1,852	105,916
Crowdstrike Holdings, Inc. Class A (a)	357	37,588
Fortinet, Inc. (a)	1,986	97,096
Hewlett Packard Enterprise Co.	6,129	97,819
HP, Inc.	5,190	139,455
International Business Machines Corp.	5,598	788,702
NetApp, Inc.	553	33,213
Seagate Technology Holdings PLC	534	28,094
Western Digital Corp. (a)	563	17,763
		6,957,151
Office & Business Equipment — 0.0%
Zebra Technologies Corp. Class A (a)	89	22,820
Semiconductors — 2.9%
Advanced Micro Devices, Inc. (a)	1,522	98,580
Applied Materials, Inc.	2,318	225,727
Broadcom, Inc.	1,675	936,543
Intel Corp.	6,001	158,606
KLA Corp.	726	273,724
Lam Research Corp.	417	175,265
Micron Technology, Inc.	3,691	184,476
NVIDIA Corp.	3,023	441,781
Texas Instruments, Inc.	5,959	984,546
		3,479,248
Software — 6.8%
Adobe, Inc. (a)	1,417	476,863
Akamai Technologies, Inc. (a)	883	74,437
ANSYS, Inc. (a)	188	45,419
Autodesk, Inc. (a)	703	131,370
Cadence Design Systems, Inc. (a)	1,572	252,526
DocuSign, Inc. (a)	238	13,190
Electronic Arts, Inc.	2,080	254,134
Fidelity National Information Services, Inc.	2,876	195,137
Fiserv, Inc. (a)	2,735	276,427
HubSpot, Inc. (a)	51	14,746
Intuit, Inc.	870	338,621
Microsoft Corp.	17,570	4,213,637
MSCI, Inc.	179	83,265
Oracle Corp.	6,629	541,855
Paychex, Inc.	1,041	120,298
Salesforce, Inc. (a)	2,858	378,942
ServiceNow, Inc. (a)	504	195,688
Snowflake, Inc. Class A (a)	258	37,033
Splunk, Inc. (a)	152	13,086
Synopsys, Inc. (a)	652	208,177

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Unity Software, Inc. (a)	126	$3,602
Veeva Systems, Inc. Class A (a)	156	25,175
VMware, Inc. Class A (a)	997	122,392
Workday, Inc. Class A (a)	399	66,765
Zoom Video Communications, Inc. Class A (a)	407	27,570
		8,110,355
		18,569,574
Utilities — 2.4%
Electric — 2.3%
Ameren Corp.	1,012	89,987
American Electric Power Co., Inc.	3,170	300,991
Avangrid, Inc.	137	5,888
CMS Energy Corp.	674	42,684
Consolidated Edison, Inc.	2,922	278,496
Dominion Energy, Inc.	2,043	125,277
DTE Energy Co.	847	99,548
Duke Energy Corp.	3,557	366,335
Edison International	1,530	97,339
Entergy Corp.	630	70,875
Eversource Energy	1,542	129,281
Exelon Corp.	2,772	119,834
FirstEnergy Corp.	2,304	96,630
NextEra Energy, Inc.	4,438	371,017
Public Service Enterprise Group, Inc.	1,756	107,590
Sempra Energy	819	126,568
WEC Energy Group, Inc.	2,063	193,427
Xcel Energy, Inc.	2,624	183,969
		2,805,736
Water — 0.1%
American Water Works Co., Inc.	488	74,381
		2,880,117

TOTAL COMMON STOCK (Cost $76,421,293)		76,887,545

TOTAL EQUITIES (Cost $76,421,293)		76,887,545

	Principal Amount
BONDS & NOTES — 38.1%
CORPORATE DEBT — 11.0%
Agriculture — 0.1%
Archer-Daniels-Midland Co.
2.700% 9/15/51	$49,000	32,715
Bunge Ltd. Finance Corp.
1.630% 8/17/25	13,000	11,855
3.250% 8/15/26	47,000	43,836

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Cargill, Inc.
3.125% 5/25/51 (b)	$74,000	$51,391
		139,797
Airlines — 0.1%
American Airlines 2021-1 Class A Pass Through Trust
2.875% 1/11/36	69,000	55,666
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% 10/20/25 (b)	82,995	81,005
		136,671
Banks — 2.9%
Australia & New Zealand Banking Group Ltd. 5 year CMT + 1.700%
2.570% VRN 11/25/35 (b)	225,000	165,689
Bank of America Corp.
5 year CMT + 1.200% 2.482% VRN 9/21/36	162,000	119,436
SOFR + 1.330% 2.972% VRN 2/04/33	66,000	53,377
SOFR + 1.580% 3.311% VRN 4/22/42	135,000	99,685
4.183% 11/25/27	41,000	38,947
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	23,000	19,630
3 mo. USD LIBOR + 1.310% 4.271% VRN 7/23/29	18,000	16,815
4.750% 4/21/45	63,000	53,949
5 year CMT + 3.231% 6.125% VRN (c)	162,000	158,962
7.750% 5/14/38	20,000	23,354
The Bank of New York Mellon Corp. 5 year CMT + 2.630%
3.750% VRN (c)	156,000	125,651
The Bank of Nova Scotia
4.500% 12/16/25	36,000	35,315
Citigroup, Inc.
SOFR + .528% 1.281% VRN 11/03/25	55,000	50,704
4.450% 9/29/27	27,000	25,801
SOFR + 2.086% 4.910% VRN 5/24/33	71,000	66,709
5.500% 9/13/25	54,000	54,375
5.875% 1/30/42	18,000	18,110
6.000% 10/31/33	16,000	16,056
6.625% 6/15/32	14,000	14,793
8.125% 7/15/39	14,000	17,280
Cooperatieve Rabobank UA 1 year CMT + .550%
1.106% VRN 2/24/27 (b)	250,000	218,638
The Goldman Sachs Group, Inc.
SOFR + .798% 1.431% VRN 3/09/27	227,000	199,063
SOFR + 1.090% 1.992% VRN 1/27/32	135,000	102,992
SOFR + 1.248% 2.383% VRN 7/21/32	76,000	59,169
SOFR + 1.410% 3.102% VRN 2/24/33	66,000	53,778
4.250% 10/21/25	32,000	31,274
5.950% 1/15/27	72,000	73,957
6.750% 10/01/37	32,000	34,043
JP Morgan Chase & Co.
3 mo. USD LIBOR + 1.160% 3.702% VRN 5/06/30	320,000	287,721
5.600% 7/15/41	41,000	41,208
KeyBank NA/Cleveland OH
3.900% 4/13/29	356,000	321,370
Mizuho Financial Group, Inc.
2.564% 9/13/31	200,000	152,838
Morgan Stanley
SOFR + 1.360% 2.484% VRN 9/16/36	203,000	147,701
SOFR + 1.485% 3.217% VRN 4/22/42	44,000	32,628

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3 mo. USD LIBOR + 1.628% 4.431% VRN 1/23/30	$154,000	$144,128
The PNC Financial Services Group, Inc. SOFR + 1.850%
4.626% VRN 6/06/33	108,000	100,111
SVB Financial Group
1.800% 2/02/31	189,000	136,519
2.100% 5/15/28	87,000	72,064
3.125% 6/05/30	18,000	14,944
3.500% 1/29/25	77,000	73,977
		3,472,761
Biotechnology — 0.5%
Amgen, Inc.
2.200% 2/21/27	347,000	311,769
CSL Finance PLC
4.250% 4/27/32 (b)	65,000	61,416
4.750% 4/27/52 (b)	27,000	24,368
Illumina, Inc.
0.550% 3/23/23	194,000	192,011
		589,564
Commercial Services — 0.3%
Element Fleet Management Corp.
1.600% 4/06/24 (b)	21,000	19,901
Moody's Corp.
4.250% 2/01/29	209,000	200,400
PayPal Holdings, Inc.
3.250% 6/01/50	27,000	18,485
Triton Container International Ltd.
3.150% 6/15/31 (b)	100,000	78,097
		316,883
Computers — 0.2%
Apple, Inc.
1.650% 5/11/30	46,000	37,783
2.650% 5/11/50	27,000	18,013
3.000% 6/20/27	177,000	166,953
		222,749
Diversified Financial Services — 0.4%
Air Lease Corp.
2.200% 1/15/27	64,000	55,873
Ally Financial, Inc.
2.200% 11/02/28	112,000	87,495
Brookfield Finance, Inc.
3.900% 1/25/28	99,000	91,042
The Charles Schwab Corp. 10 year CMT + 3.079%
4.000% VRN (c)	93,000	74,163
CI Financial Corp.
3.200% 12/17/30	65,000	49,448
LSEGA Financing PLC
1.375% 4/06/26 (b)	218,000	191,848
		549,869

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Electric — 0.1%
Nevada Power Co.
6.650% 4/01/36	$20,000	$21,882
Xcel Energy, Inc.
6.500% 7/01/36	99,000	107,654
		129,536
Electronics — 0.1%
Vontier Corp.
2.400% 4/01/28	219,000	174,989
Entertainment — 0.1%
Magallanes, Inc. Co.
5.391% 3/15/62 (b)	37,000	26,928
Warnermedia Holdings, Inc.
5.141% 3/15/52 (b)	49,000	35,795
		62,723
Food — 0.3%
Conagra Brands, Inc.
4.850% 11/01/28	170,000	165,600
General Mills, Inc.
3.000% 2/01/51	112,000	77,227
Ingredion, Inc.
3.200% 10/01/26	25,000	23,418
Mars, Inc.
3.950% 4/01/49 (b)	67,000	55,106
		321,351
Health Care – Services — 0.6%
HCA, Inc.
5.000% 3/15/24	328,000	326,224
Kaiser Foundation Hospitals
2.810% 6/01/41	110,000	80,215
3.002% 6/01/51	80,000	54,944
Mayo Clinic
3.196% 11/15/61	106,000	71,165
Providence St Joseph Health Obligated Group
2.700% 10/01/51	93,000	55,343
UnitedHealth Group, Inc.
3.125% 5/15/60	36,000	24,624
4.750% 5/15/52	33,000	30,634
5.875% 2/15/53	25,000	27,050
		670,199
Insurance — 0.6%
Allstate Corp. 3 mo. USD LIBOR + 2.938%
5.750% VRN 8/15/53	158,000	148,520
American International Group, Inc. 3 mo. USD LIBOR + 2.868%
5.750% VRN 4/01/48	104,000	99,338
Arch Capital Finance LLC
5.031% 12/15/46	27,000	23,379
Arch Capital Group Ltd.
3.635% 6/30/50	49,000	34,059

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Athene Holding Ltd.
3.950% 5/25/51	$16,000	$10,874
Brighthouse Financial, Inc.
3.850% 12/22/51	68,000	42,662
GA Global Funding Trust
1.625% 1/15/26 (b)	37,000	32,885
Jackson Financial, Inc.
5.170% 6/08/27	78,000	77,019
New York Life Insurance Co.
3.750% 5/15/50 (b)	23,000	17,724
Prudential Financial, Inc.
5 year CMT + 3.035% 3.700% VRN 10/01/50	18,000	15,190
3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	41,000	40,283
3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48	99,000	94,545
Reinsurance Group of America, Inc.
3.150% 6/15/30	49,000	41,740
3.900% 5/15/29	54,000	49,529
USF&G Capital I
8.500% 12/15/45 (b)	35,000	38,000
		765,747
Internet — 0.1%
Alphabet, Inc.
2.250% 8/15/60	32,000	18,199
Prosus NV
3.832% 2/08/51 (b)	233,000	141,748
		159,947
Investment Companies — 0.2%
Ares Capital Corp.
3.200% 11/15/31	161,000	118,542
Blackstone Secured Lending Fund
2.750% 9/16/26	158,000	139,021
		257,563
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% 6/01/41	119,000	77,968
3.850% 4/01/61	80,000	46,462
6.484% 10/23/45	32,000	28,980
Comcast Corp.
2.937% 11/01/56	43,000	26,797
3.400% 7/15/46	41,000	30,168
3.969% 11/01/47	23,000	18,387
Discovery Communications LLC
3.950% 3/20/28	56,000	49,831
FactSet Research Systems, Inc.
3.450% 3/01/32	67,000	56,544
Time Warner Cable, Inc.
6.750% 6/15/39	27,000	25,614
The Walt Disney Co.
3.600% 1/13/51	58,000	44,430
		405,181

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas — 0.1%
BP Capital Markets America, Inc.
3.379% 2/08/61	$95,000	$65,534
BP Capital Markets PLC 5 year CMT + 4.036%
4.375% VRN (c)	58,000	55,390
		120,924
Packaging & Containers — 0.3%
Berry Global, Inc.
1.570% 1/15/26	48,000	42,805
Sealed Air Corp.
1.573% 10/15/26 (b)	44,000	38,044
Silgan Holdings, Inc.
1.400% 4/01/26 (b)	49,000	43,280
WRKCo, Inc.
3.000% 6/15/33	27,000	21,535
4.650% 3/15/26	192,000	188,545
		334,209
Pharmaceuticals — 0.2%
AbbVie, Inc.
4.700% 5/14/45	67,000	60,029
Becton Dickinson and Co.
4.685% 12/15/44	21,000	18,844
Bristol-Myers Squibb Co.
4.350% 11/15/47	27,000	23,863
Cigna Corp.
2.400% 3/15/30	100,000	83,945
3.400% 3/15/51	47,000	33,552
4.800% 7/15/46	27,000	24,378
CVS Health Corp.
5.050% 3/25/48	25,000	22,552
6.125% 9/15/39	8,000	8,254
		275,417
Pipelines — 1.0%
Enbridge, Inc.
2.500% 8/01/33	190,000	146,953
Enterprise Products Operating LLC
3 mo. USD LIBOR + 3.033% 5.250% VRN 8/16/77	41,000	33,036
3 mo. USD LIBOR + 2.570% 5.375% VRN 2/15/78	27,000	20,628
Kinder Morgan, Inc.
3.250% 8/01/50	100,000	64,895
4.800% 2/01/33	137,000	127,483
MPLX LP
1.750% 3/01/26	365,000	325,805
4.500% 4/15/38	27,000	22,866
ONEOK, Inc.
6.350% 1/15/31	200,000	203,754
Sabine Pass Liquefaction LLC
4.500% 5/15/30	100,000	92,937
The Williams Cos., Inc.
3.500% 10/15/51	45,000	30,874
4.650% 8/15/32	84,000	78,459

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.300% 8/15/52	$40,000	$36,002
		1,183,692
Real Estate — 0.2%
CBRE Services, Inc.
2.500% 4/01/31	243,000	192,157
Real Estate Investment Trusts (REITS) — 0.8%
Alexandria Real Estate Equities, Inc.
2.950% 3/15/34	78,000	63,410
American Tower Corp.
1.600% 4/15/26	96,000	85,466
2.700% 4/15/31	119,000	97,163
Brixmor Operating Partnership LP
2.250% 4/01/28	24,000	20,030
Crown Castle International Corp.
2.500% 7/15/31	88,000	71,157
3.700% 6/15/26	243,000	231,333
Crown Castle, Inc.
5.200% 2/15/49	11,000	9,956
Equinix, Inc.
3.900% 4/15/32	118,000	105,226
Extra Space Storage LP
2.350% 3/15/32	65,000	49,363
Host Hotels & Resorts LP
3.500% 9/15/30	84,000	69,528
Kimco Realty Corp.
2.250% 12/01/31	58,000	44,686
Kite Realty Group LP
4.000% 10/01/26	110,000	101,398
		948,716
Retail — 0.7%
Advance Auto Parts, Inc.
1.750% 10/01/27	13,000	10,939
3.900% 4/15/30	323,000	283,817
AutoZone, Inc.
1.650% 1/15/31	41,000	31,851
Dollar General Corp.
4.250% 9/20/24	83,000	81,879
The Home Depot, Inc.
2.375% 3/15/51	48,000	28,857
2.700% 4/15/30	97,000	84,622
Lowe's Cos., Inc.
3.000% 10/15/50	90,000	57,631
McDonald's Corp.
3.300% 7/01/25	182,000	176,071
Starbucks Corp.
4.450% 8/15/49	86,000	73,628
		829,295
Semiconductors — 0.3%
Microchip Technology, Inc.
0.983% 9/01/24	49,000	45,392
Micron Technology, Inc.
2.703% 4/15/32	75,000	56,537

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.185% 2/15/27	$200,000	$189,660
Skyworks Solutions, Inc.
1.800% 6/01/26	36,000	31,700
		323,289
Software — 0.3%
Electronic Arts, Inc.
2.950% 2/15/51	42,000	27,307
Microsoft Corp.
2.921% 3/17/52	80,000	57,146
Oracle Corp.
3.600% 4/01/40	197,000	146,430
6.900% 11/09/52	53,000	57,204
Workday, Inc.
3.800% 4/01/32	50,000	44,304
		332,391
Telecommunications — 0.2%
Verizon Communications, Inc.
3.550% 3/22/51	47,000	33,593
3.700% 3/22/61	47,000	33,067
3.875% 2/08/29	180,000	169,251
		235,911
Transportation — 0.0%
CSX Corp.
4.750% 11/15/48	18,000	16,373

TOTAL CORPORATE DEBT (Cost $16,007,248)		13,167,904

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.8%
Automobile Asset-Backed Securities — 0.5%
Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class A
1.660% 2/20/28 (b)	150,000	130,220
Enterprise Fleet Financing LLC, Series 2021-3, Class A3
1.220% 8/20/27 (b)	234,000	212,607
Hyundai Auto Receivables Trust, Series 2021-C, Class A4
1.030% 12/15/27	140,000	125,538
Toyota Auto Receivables Owner Trust, Series 2021-D, Class A4
1.020% 3/15/27	70,000	62,147
		530,512
Commercial Mortgage-Backed Securities — 1.1%
Bank
Series 2019-BN17, Class B, 4.128% VRN 4/15/52 (d)	29,000	24,646
Series 2019-BN16, Class AS, 4.267% 2/15/52	31,333	28,499
Series 2019-BN16, Class B, 4.438% VRN 2/15/52 (d)	24,330	20,932
BBCMS Mortgage Trust, Series 2020-C7, Class AS
2.444% 4/15/53	57,000	46,279
Benchmark Mortgage Trust
Series 2019-B14, Class AS, 3.352% 12/15/62	150,000	128,786
Series 2019-B9, Class AAB, 3.933% 3/15/52	274,000	260,567
BX Commercial Mortgage Trust

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2021-VOLT , Class C, 1 mo. USD LIBOR + .700% 5.018% FRN 9/15/36 (b)	$115,000	$110,792
Series 2021-VOLT , Class C, 1 mo. USD LIBOR + 1.100% 5.418% FRN 9/15/36 (b)	100,000	93,942
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class C,
4.177% VRN 10/12/50 (d)	70,000	58,821
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class C,
4.544% VRN 10/10/47 (d)	100,000	92,839
GS Mortgage Securities Trust
Series 2020-GC45, Class A5, 2.911% 2/13/53	140,000	120,391
Series 2017-GS6, Class B, 3.869% 5/10/50	79,000	69,039
Life Mortgage Trust
Series 2021-BMR , Class A, 1 mo. USD LIBOR + .700% 5.018% FRN 3/15/38 (b)	98,297	95,198
Series 2021-BMR , Class B, 1 mo. USD LIBOR + .880% 5.198% FRN 3/15/38 (b)	98,297	93,940
Morgan Stanley Capital I Trust, Series 2018-H3, Class B,
4.620% VRN 7/15/51 (d)	20,000	17,383
Wells Fargo Commercial Mortgage Trust
Series 2018-C45, Class AS, 4.405% VRN 6/15/51 (d)	30,000	27,654
Series 2018-C45, Class B, 4.556% 6/16/51	10,000	8,688
		1,298,396
Other Asset-Backed Securities — 0.4%
AMSR Trust, Series 2021-SFR3, Class B
1.726% 10/17/38 (b)	130,000	109,562
Dllmt LLC, Series 2021-1A, Class A4
1.240% 6/20/29 (b)	150,000	138,022
MVW LLC, Series 2021-2A, Class A
1.430% 5/20/39 (b)	222,749	200,024
Progress Residential Trust, Series 2021-SFR10, Class A
2.393% 12/17/40 (b)	99,977	82,196
		529,804
Whole Loan Collateral Collateralized Mortgage Obligations — 1.8%
Angel Oak Mortgage Trust
Series 2021-8, Class A1, 1.820% VRN 11/25/66 (b) (d)	237,983	199,915
Series 2022-1, Class A1, 2.881% STEP 12/25/66 (b)	244,367	216,447
Bayview MSR Opportunity Master Fund Trust
Series 2021-5, Class A2, 2.500% VRN 11/25/51 (b) (d)	134,292	107,801
Series 2021-5, Class A1, 3.000% VRN 11/25/51 (b) (d)	110,134	92,117
Ellington Financial Mortgage Trust, Series 2022-3, Class A1,
5.000% STEP 8/25/67 (b)	221,125	218,737
Flagstar Mortgage Trust, Series 2021-11IN, Class A6,
2.500% VRN 11/25/51 (b) (d)	233,088	200,784
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1,
1.595% VRN 11/25/56 (b) (d)	149,050	122,632
JP Morgan Mortgage Trust
Series 2021-LTV2, Class A1, 2.520% VRN 5/25/52 (b) (d)	249,664	204,288
Series 2022-8, Class A4A, 4.000% VRN 1/25/53 (b) (d)	154,692	145,374
Onslow Bay Financial LLC, Series 2022-NQM1, Class A1,
2.305% VRN 11/25/61 (b) (d)	228,869	195,766
Starwood Mortgage Residential Trust
Series 2021-6, Class A1, 1.920% VRN 11/25/66 (b) (d)	258,267	214,039

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2022-1, Class A1, 2.447% VRN 12/25/66 (b) (d)	$275,642	$236,050
		2,153,950

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,173,569)		4,512,662

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (e) — 9.6%
Pass-Through Securities — 9.6%
Federal Home Loan Mortgage Corp.
Pool #RA6233 2.000% 11/01/51	518,341	424,637
Pool #SD8212 2.500% 5/01/52	765,462	651,189
Pool #SD8174 3.000% 10/01/51	429,895	379,703
Pool #RA7484 4.000% 6/01/52	459,307	432,033
Pool #SD1351 4.500% 7/01/52	426,866	412,522
Pool #SD1628 5.000% 9/01/52	418,100	413,278
Federal National Mortgage Association
Pool #CB1787 2.000% 10/01/51	499,346	409,543
Pool #CB1782 2.000% 10/01/51	754,791	619,049
Pool #MA4562 2.000% 3/01/52	959,278	785,262
Pool #MA4361 2.500% 6/01/36	304,507	280,107
Pool #CB2074 2.500% 11/01/51	393,482	335,539
Pool #FS2635 2.500% 5/01/52	474,328	405,000
Pool #BO7245 3.000% 1/01/50	292,509	260,654
Pool #FS2600 3.000% 5/01/52	492,187	435,395
Pool #BU8819 3.500% 5/01/52	490,133	446,661
Pool #CB3859 4.000% 6/01/52	241,689	227,488
Pool #CB4404 5.000% 8/01/52	416,537	411,734
Uniform Mortgage Backed Securities TBA
2.000% 1/17/38 (f)	1,500,000	1,338,516
2.500% 12/25/51 (f)	485,000	412,098
3.000% 2/25/52 (f)	400,000	352,156
3.500% 4/25/52 (f)	1,000,000	911,016
4.000% 6/25/52 (f)	750,000	705,234
4.500% 7/25/52 (f)	511,000	493,195
		11,542,009

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $12,259,805)		11,542,009

U.S. TREASURY OBLIGATIONS — 13.7%
U.S. Treasury Bonds & Notes — 13.7%
U.S. Treasury Bond
2.250% 8/15/49	873,900	621,468
3.000% 8/15/52	1,286,600	1,073,196
4.000% 11/15/42	1,448,200	1,428,319
U.S. Treasury Note
0.375% 4/30/25	2,243,600	2,049,464
2.250% 4/30/24	550,000	532,710
2.750% 4/30/27	1,700,000	1,613,620
2.875% 4/30/29	1,050,000	985,520
3.875% 11/30/27	1,320,500	1,315,225
3.875% 11/30/29	1,529,400	1,522,824
4.000% 12/15/25	1,326,400	1,319,403
4.125% 11/15/32	1,920,200	1,964,713

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.500% 11/30/24	$1,945,600	$1,946,773
		16,373,235

TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,944,124)		16,373,235

TOTAL BONDS & NOTES (Cost $50,384,746)		45,595,810

TOTAL LONG-TERM INVESTMENTS (Cost $126,806,039)		122,483,355

SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/30/22, 1.280%, due 1/03/23 (g)	699,392	699,392
U.S. Treasury Bill — 0.1%
U.S. Treasury Bill
3.760% 3/09/23 (h) (i)	4,000	3,969
4.535% 5/11/23 (h) (i)	8,000	7,871
4.540% 5/11/23 (h) (i)	1,000	984
4.542% 5/11/23 (h) (i)	4,000	3,935
4.544% 5/11/23 (h) (i)	92,000	90,515
		107,274

TOTAL SHORT-TERM INVESTMENTS (Cost $806,689)		806,666

TOTAL INVESTMENTS — 102.9% (Cost $127,612,728) (j)		123,290,021

Other Assets/(Liabilities) — (2.9)%		(3,441,382)

NET ASSETS — 100.0%		$119,848,639

Abbreviation Legend

FRN	Floating Rate Note
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2022, the aggregate market value of these securities amounted to $4,742,316 or 3.96% of net assets.
(c)	Security is perpetual and has no stated maturity date.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2022.
(e)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(g)	Maturity value of $699,491. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/30/24, and an aggregate market value, including accrued interest, of $713,436.
(h)	The rate shown represents yield-to-maturity.
(i)	All or a portion of this security is pledged/held as collateral for open derivatives.
(j)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Short
U.S. Treasury Note 10 Year	3/22/23	17	$(1,920,167)	$11,120
U.S. Treasury Ultra 10 Year	3/22/23	11	(1,308,633)	7,539
U.S. Treasury Note 2 Year	3/31/23	6	(1,229,051)	(1,418)
U.S. Treasury Note 5 Year	3/31/23	9	(971,899)	532
				$17,773

MassMutual Disciplined Value Fund — Portfolio of Investments

December 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.6%

COMMON STOCK — 99.6%
Basic Materials — 3.4%
Chemicals — 2.0%
Albemarle Corp.	1,979	$429,166
LyondellBasell Industries NV Class A	8,115	673,789
The Mosaic Co.	1,407	61,725
Westlake Corp.	3,171	325,154
		1,489,834
Iron & Steel — 1.4%
Nucor Corp.	2,427	319,903
Reliance Steel & Aluminum Co.	1,083	219,242
Steel Dynamics, Inc.	4,681	457,334
		996,479
		2,486,313
Communications — 5.7%
Advertising — 1.2%
Omnicom Group, Inc.	10,864	886,176
Internet — 2.1%
F5, Inc. (a)	476	68,311
GoDaddy, Inc. Class A (a)	2,316	173,283
Meta Platforms, Inc. Class A (a)	10,615	1,277,409
		1,519,003
Media — 0.8%
Altice USA, Inc. Class A (a)	24,218	111,403
DISH Network Corp. Class A (a)	8,360	117,375
Paramount Global Class B	9,472	159,887
Warner Bros Discovery, Inc. (a)	23,188	219,822
		608,487
Telecommunications — 1.6%
Cisco Systems, Inc.	20,131	959,041
Lumen Technologies, Inc.	39,786	207,683
		1,166,724
		4,180,390

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Cyclical — 5.7%
Apparel — 0.3%
Capri Holdings Ltd. (a)	3,363	$192,767
Auto Parts & Equipment — 0.4%
BorgWarner, Inc.	7,608	306,222
Distribution & Wholesale — 0.2%
Core & Main, Inc. Class A (a)	3,759	72,586
WESCO International, Inc. (a)	544	68,109
		140,695
Entertainment — 0.2%
Penn Entertainment, Inc. (a)	5,252	155,984
Home Builders — 0.2%
NVR, Inc. (a)	37	170,666
Leisure Time — 0.3%
Brunswick Corp.	1,655	119,292
Polaris, Inc.	837	84,537
		203,829
Retail — 4.1%
Advance Auto Parts, Inc.	876	128,798
AutoNation, Inc. (a)	2,134	228,978
Lithia Motors, Inc.	414	84,763
Macy's, Inc.	5,411	111,737
McDonald's Corp.	3,105	818,261
Penske Automotive Group, Inc.	669	76,888
RH (a)	287	76,684
Walmart, Inc.	10,590	1,501,556
		3,027,665
		4,197,828
Consumer, Non-cyclical — 27.9%
Agriculture — 1.6%
Altria Group, Inc.	6,772	309,548
Philip Morris International, Inc.	8,537	864,030
		1,173,578
Beverages — 1.2%
PepsiCo, Inc.	4,780	863,555
Biotechnology — 0.8%
Moderna, Inc. (a)	1,977	355,109
Vertex Pharmaceuticals, Inc. (a)	720	207,921
		563,030
Commercial Services — 3.3%
Avis Budget Group, Inc. (a)	543	89,014
Clarivate PLC (a)	17,461	145,625
Dun & Bradstreet Holdings, Inc.	8,498	104,185

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Equifax, Inc.	992	$192,805
Global Payments, Inc.	4,005	397,777
Robert Half International, Inc.	1,568	115,765
S&P Global, Inc.	1,437	481,309
United Rentals, Inc. (a)	2,055	730,388
WEX, Inc. (a)	1,288	210,781
		2,467,649
Cosmetics & Personal Care — 2.1%
The Procter & Gamble Co.	10,152	1,538,637
Food — 3.0%
Campbell Soup Co.	4,563	258,950
General Mills, Inc.	6,832	572,863
Kellogg Co.	9,413	670,582
Mondelez International, Inc. Class A	10,519	701,092
		2,203,487
Health Care – Products — 6.5%
Abbott Laboratories	9,653	1,059,803
Align Technology, Inc. (a)	1,478	311,710
Danaher Corp.	4,798	1,273,485
Hologic, Inc. (a)	7,144	534,443
Quidelortho Corp. (a)	1,755	150,351
Thermo Fisher Scientific, Inc.	2,592	1,427,388
		4,757,180
Health Care – Services — 2.4%
Centene Corp. (a)	1,867	153,113
Elevance Health, Inc.	1,095	561,702
Quest Diagnostics, Inc.	531	83,070
Syneos Health, Inc. (a)	2,783	102,080
UnitedHealth Group, Inc.	1,635	866,844
		1,766,809
Household Products & Wares — 0.5%
Kimberly-Clark Corp.	2,998	406,979
Pharmaceuticals — 6.5%
Bristol-Myers Squibb Co.	17,297	1,244,519
Henry Schein, Inc. (a)	3,845	307,100
Jazz Pharmaceuticals PLC (a)	2,776	442,245
McKesson Corp.	2,294	860,525
Pfizer, Inc.	37,983	1,946,249
		4,800,638
		20,541,542
Energy — 7.2%
Oil & Gas — 7.2%
Chevron Corp.	7,231	1,297,892
ConocoPhillips	10,789	1,273,102
Exxon Mobil Corp.	13,214	1,457,504
HF Sinclair Corp.	5,961	309,316
Marathon Oil Corp.	16,364	442,974

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pioneer Natural Resources Co.	529	$120,819
Valero Energy Corp.	2,799	355,081
		5,256,688
		5,256,688
Financial — 28.5%
Banks — 6.5%
The Bank of New York Mellon Corp.	8,836	402,215
Citigroup, Inc.	20,861	943,543
East West Bancorp, Inc.	6,078	400,540
JP Morgan Chase & Co.	15,789	2,117,305
KeyCorp.	31,196	543,434
State Street Corp.	1,064	82,535
US Bancorp	6,887	300,342
		4,789,914
Diversified Financial Services — 5.0%
Affiliated Managers Group, Inc.	4,393	695,983
Apollo Global Management, Inc.	6,191	394,924
Capital One Financial Corp.	1,761	163,702
The Charles Schwab Corp.	2,960	246,450
CME Group, Inc.	625	105,100
Discover Financial Services	3,267	319,611
Franklin Resources, Inc.	4,018	105,995
Intercontinental Exchange, Inc.	3,362	344,907
Nasdaq, Inc.	13,328	817,673
Synchrony Financial	5,259	172,811
Virtu Financial, Inc. Class A	17,027	347,521
		3,714,677
Insurance — 10.2%
Aflac, Inc.	13,872	997,952
American International Group, Inc.	2,872	181,625
Arthur J Gallagher & Co.	4,609	868,981
Berkshire Hathaway, Inc. Class B (a)	9,128	2,819,639
Brown & Brown, Inc.	8,213	467,895
Fidelity National Financial, Inc.	15,010	564,676
Globe Life, Inc.	2,413	290,887
Loews Corp.	8,135	474,515
MetLife, Inc.	9,450	683,896
Reinsurance Group of America, Inc.	568	80,707
Voya Financial, Inc.	1,253	77,047
		7,507,820
Real Estate — 0.9%
CBRE Group, Inc. Class A (a)	8,811	678,094
Real Estate Investment Trusts (REITS) — 5.7%
AGNC Investment Corp.	82,364	852,467
Healthcare Realty Trust, Inc.	22,109	426,040
Highwoods Properties, Inc.	8,266	231,283
Kimco Realty Corp.	15,306	324,181
Omega Healthcare Investors, Inc.	5,445	152,188
Park Hotels & Resorts, Inc.	14,944	176,190

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Realty Income Corp.	12,868	$816,217
SBA Communications Corp.	2,212	620,046
SL Green Realty Corp. (b)	1,711	57,695
STORE Capital Corp.	11,369	364,490
WP Carey, Inc.	1,887	147,469
		4,168,266
Savings & Loans — 0.2%
New York Community Bancorp, Inc.	16,122	138,649
		20,997,420
Industrial — 10.9%
Aerospace & Defense — 2.8%
General Dynamics Corp.	2,727	676,596
Raytheon Technologies Corp.	12,273	1,238,591
TransDigm Group, Inc.	254	159,931
		2,075,118
Building Materials — 0.2%
Builders FirstSource, Inc. (a)	1,633	105,949
Electrical Components & Equipment — 1.1%
Emerson Electric Co.	7,929	761,660
Electronics — 1.6%
Arrow Electronics, Inc. (a)	6,226	651,053
National Instruments Corp.	7,590	280,071
nVent Electric PLC	5,123	197,082
Vontier Corp.	3,806	73,570
		1,201,776
Hand & Machine Tools — 0.3%
Regal Rexnord Corp.	1,905	228,562
Machinery – Diversified — 1.0%
Ingersoll Rand, Inc.	12,709	664,045
The Middleby Corp. (a)	593	79,403
		743,448
Miscellaneous - Manufacturing — 1.4%
3M Co.	8,216	985,263
Carlisle Cos., Inc.	297	69,988
		1,055,251
Packaging & Containers — 0.5%
Sonoco Products Co.	1,107	67,206
WestRock Co.	8,163	287,011
		354,217
Transportation — 2.0%
C.H. Robinson Worldwide, Inc.	5,352	490,029
Expeditors International of Washington, Inc.	3,221	334,726
Knight-Swift Transportation Holdings, Inc.	2,962	155,238

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Landstar System, Inc.	3,093	$503,850
		1,483,843
		8,009,824
Technology — 8.6%
Computers — 2.2%
CACI International, Inc. Class A (a)	379	113,924
Dell Technologies, Inc. Class C	5,799	233,236
International Business Machines Corp.	1,651	232,609
Leidos Holdings, Inc.	1,902	200,071
Science Applications International Corp.	7,360	816,445
		1,596,285
Office & Business Equipment — 0.2%
Zebra Technologies Corp. Class A (a)	636	163,077
Semiconductors — 3.4%
Analog Devices, Inc.	6,285	1,030,929
Microchip Technology, Inc.	6,214	436,533
ON Semiconductor Corp. (a)	1,451	90,499
Texas Instruments, Inc.	5,650	933,493
		2,491,454
Software — 2.8%
Activision Blizzard, Inc.	2,756	210,972
ANSYS, Inc. (a)	840	202,936
Black Knight, Inc. (a)	3,528	217,854
Doximity, Inc. Class A (a)	6,515	218,643
Nutanix, Inc. Class A (a)	12,832	334,273
Oracle Corp.	6,553	535,642
Playtika Holding Corp. (a)	6,880	58,549
Tyler Technologies, Inc. (a)	209	67,384
VMware, Inc. Class A (a)	1,901	233,367
		2,079,620
		6,330,436
Utilities — 1.7%
Electric — 0.7%
NRG Energy, Inc.	17,137	545,299
Gas — 1.0%
National Fuel Gas Co.	10,989	695,604
		1,240,903

TOTAL COMMON STOCK (Cost $70,288,918)		73,241,344

TOTAL EQUITIES (Cost $70,288,918)		73,241,344

TOTAL LONG-TERM INVESTMENTS (Cost $70,288,918)		73,241,344

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.0%

Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/30/22, 1.280%, due 1/03/23 (c)	$754,116	$754,116

TOTAL SHORT-TERM INVESTMENTS (Cost $754,116)		754,116

TOTAL INVESTMENTS — 100.6% (Cost $71,043,034) (d)		73,995,460

Other Assets/(Liabilities) — (0.6)%		(418,178)

NET ASSETS — 100.0%		$73,577,282

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2022, was $57,156 or 0.08% of net assets. The Fund received $58,696 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $754,223. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/30/24, and an aggregate market value, including accrued interest, of $769,202.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Main Street Fund — Portfolio of Investments

December 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.3%

COMMON STOCK — 100.3%
Basic Materials — 1.3%
Chemicals — 1.3%
DuPont de Nemours, Inc.	2,669	$183,174
Valvoline, Inc.	21,919	715,655
		898,829
		898,829
Communications — 10.1%
Advertising — 1.0%
The Interpublic Group of Cos., Inc.	20,673	688,618
Internet — 7.0%
Airbnb, Inc. Class A (a)	8,223	703,066
Alphabet, Inc. Class A (a)	13,221	1,166,489
Meta Platforms, Inc. Class A (a)	9,596	1,154,783
Netflix, Inc. (a)	6,364	1,876,616
		4,900,954
Telecommunications — 2.1%
Motorola Solutions, Inc.	2,144	552,530
T-Mobile US, Inc. (a)	3,303	462,420
Verizon Communications, Inc.	12,045	474,573
		1,489,523
		7,079,095
Consumer, Cyclical — 4.5%
Auto Manufacturers — 1.1%
General Motors Co.	22,724	764,435
Auto Parts & Equipment — 0.3%
Mobileye Global, Inc. Class A (a)	5,100	178,806
Retail — 3.1%
Dollar General Corp.	1,758	432,908
O'Reilly Automotive, Inc. (a)	1,199	1,011,992
Starbucks Corp.	7,582	752,134
		2,197,034
		3,140,275

MassMutual Main Street Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 21.1%
Agriculture — 1.1%
British American Tobacco PLC Sponsored ADR (b)	18,568	$742,349
Beverages — 5.0%
The Coca-Cola Co.	19,109	1,215,523
Constellation Brands, Inc. Class A	5,702	1,321,439
PepsiCo, Inc.	5,528	998,688
		3,535,650
Biotechnology — 1.9%
Gilead Sciences, Inc.	9,702	832,917
Seagen, Inc. (a)	3,782	486,025
		1,318,942
Commercial Services — 0.6%
Equifax, Inc.	2,020	392,607
Cosmetics & Personal Care — 0.5%
Coty, Inc. Class A (a)	43,438	371,829
Food — 0.5%
Sysco Corp.	4,958	379,039
Health Care – Products — 0.9%
Zimmer Biomet Holdings, Inc.	5,114	652,035
Health Care – Services — 5.5%
HCA Healthcare, Inc.	5,996	1,438,800
Tenet Healthcare Corp. (a)	13,630	665,008
UnitedHealth Group, Inc.	3,251	1,723,615
		3,827,423
Pharmaceuticals — 5.1%
AstraZeneca PLC Sponsored ADR	20,197	1,369,357
Bristol-Myers Squibb Co.	9,011	648,341
CVS Health Corp.	10,412	970,294
Eli Lilly & Co.	1,507	551,321
		3,539,313
		14,759,187
Energy — 5.2%
Oil & Gas — 4.3%
APA Corp.	16,931	790,339
Exxon Mobil Corp.	20,165	2,224,200
		3,014,539
Pipelines — 0.9%
Cheniere Energy, Inc.	1,988	298,120

MassMutual Main Street Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Magellan Midstream Partners LP (c)	6,847	$343,788
		641,908
		3,656,447
Financial — 19.9%
Banks — 4.5%
First Citizens BancShares, Inc. Class A	782	593,037
JP Morgan Chase & Co.	18,898	2,534,222
		3,127,259
Diversified Financial Services — 8.8%
American Express Co.	8,021	1,185,103
The Charles Schwab Corp.	14,113	1,175,049
Intercontinental Exchange, Inc.	7,756	795,688
Mastercard, Inc. Class A	4,184	1,454,902
Rocket Cos., Inc. Class A	40,884	286,188
Visa, Inc. Class A	5,946	1,235,341
		6,132,271
Insurance — 3.8%
The Allstate Corp.	9,232	1,251,859
Equitable Holdings, Inc.	50,113	1,438,243
		2,690,102
Real Estate Investment Trusts (REITS) — 2.8%
Prologis, Inc.	17,676	1,992,616
		13,942,248
Industrial — 12.9%
Aerospace & Defense — 1.8%
Lockheed Martin Corp.	1,170	569,193
Raytheon Technologies Corp.	6,982	704,624
		1,273,817
Building Materials — 1.5%
Vulcan Materials Co.	5,820	1,019,140
Electronics — 1.6%
Honeywell International, Inc.	5,165	1,106,859
Environmental Controls — 0.7%
Waste Connections, Inc.	3,776	500,547
Machinery – Diversified — 3.5%
Deere & Co.	2,881	1,235,258
Otis Worldwide Corp.	15,805	1,237,689
		2,472,947
Transportation — 3.8%
Union Pacific Corp.	3,673	760,568

MassMutual Main Street Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
United Parcel Service, Inc. Class B	10,755	$1,869,649
		2,630,217
		9,003,527
Technology — 22.4%
Computers — 5.9%
Amdocs Ltd.	5,323	483,861
Apple, Inc.	26,815	3,484,073
Crowdstrike Holdings, Inc. Class A (a)	1,379	145,195
		4,113,129
Semiconductors — 4.0%
Advanced Micro Devices, Inc. (a)	12,137	786,113
Applied Materials, Inc.	8,807	857,626
Monolithic Power Systems, Inc.	467	165,136
QUALCOMM, Inc.	9,429	1,036,624
		2,845,499
Software — 12.5%
Electronic Arts, Inc.	2,801	342,226
Fiserv, Inc. (a)	9,999	1,010,599
Manhattan Associates, Inc. (a)	1,967	238,794
Microsoft Corp.	16,828	4,035,691
ServiceNow, Inc. (a)	1,128	437,968
Synopsys, Inc. (a)	2,004	639,857
Tyler Technologies, Inc. (a)	1,460	470,719
VMware, Inc. Class A (a)	12,785	1,569,487
		8,745,341
		15,703,969
Utilities — 2.9%
Electric — 2.9%
FirstEnergy Corp.	30,019	1,258,997
The Southern Co.	11,266	804,505
		2,063,502

TOTAL COMMON STOCK (Cost $65,848,170)		70,247,079

TOTAL EQUITIES (Cost $65,848,170)		70,247,079

MassMutual Main Street Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 1.1%

Diversified Financial Services — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	753,662	$753,662

TOTAL MUTUAL FUNDS (Cost $753,662)		753,662

TOTAL LONG-TERM INVESTMENTS (Cost $66,601,832)		71,000,741

	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/30/22, 1.280%, due 1/03/23 (e)	$459,214	459,214

TOTAL SHORT-TERM INVESTMENTS (Cost $459,214)		459,214

TOTAL INVESTMENTS — 102.0% (Cost $67,061,046) (f)		71,459,955

Other Assets/(Liabilities) — (2.0)%		(1,400,672)

NET ASSETS — 100.0%		$70,059,283

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2022, was $734,912 or 1.05% of net assets. (Note 2).
(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $459,280. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/30/24, and an aggregate market value, including accrued interest, of $468,495.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Disciplined Growth Fund — Portfolio of Investments

December 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%

COMMON STOCK — 99.2%
Basic Materials — 1.3%
Chemicals — 1.3%
Albemarle Corp.	4,299	$932,281
CF Industries Holdings, Inc.	6,595	561,894
The Mosaic Co.	10,656	467,479
		1,961,654
Communications — 15.5%
Internet — 12.7%
Airbnb, Inc. Class A (a)	5,455	466,403
Alphabet, Inc. Class A (a)	53,512	4,721,364
Alphabet, Inc. Class C (a)	31,985	2,838,029
Amazon.com, Inc. (a)	64,505	5,418,420
CDW Corp.	10,639	1,899,913
eBay, Inc.	24,571	1,018,959
Meta Platforms, Inc. Class A (a)	13,283	1,598,476
Netflix, Inc. (a)	1,913	564,105
VeriSign, Inc. (a)	1,712	351,713
		18,877,382
Media — 1.7%
Cable One, Inc.	224	159,457
Charter Communications, Inc. Class A (a)	2,211	749,750
FactSet Research Systems, Inc.	3,963	1,589,995
		2,499,202
Telecommunications — 1.1%
Arista Networks, Inc. (a)	12,852	1,559,590
		22,936,174
Consumer, Cyclical — 10.2%
Apparel — 0.3%
Deckers Outdoor Corp. (a)	995	397,164
Auto Manufacturers — 1.9%
Tesla, Inc. (a)	23,257	2,864,797
Auto Parts & Equipment — 0.2%
Allison Transmission Holdings, Inc.	6,968	289,869
Distribution & Wholesale — 1.4%
Core & Main, Inc. Class A (a)	65,412	1,263,106

MassMutual Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Watsco, Inc.	3,019	$752,938
		2,016,044
Entertainment — 0.5%
Caesars Entertainment, Inc. (a)	11,977	498,243
DraftKings, Inc. Class A (a) (b)	28,063	319,638
		817,881
Home Builders — 0.1%
D.R. Horton, Inc.	1,848	164,731
Leisure Time — 0.5%
Brunswick Corp.	5,659	407,901
YETI Holdings, Inc. (a)	9,187	379,515
		787,416
Lodging — 0.9%
Marriott International, Inc. Class A	8,829	1,314,550
Retail — 4.4%
AutoZone, Inc. (a)	323	796,576
Costco Wholesale Corp.	4,326	1,974,819
Lowe's Cos., Inc.	2,826	563,052
Lululemon Athletica, Inc. (a)	4,030	1,291,131
RH (a) (b)	1,506	402,388
Ulta Beauty, Inc. (a)	1,338	627,616
Williams-Sonoma, Inc.	7,418	852,477
		6,508,059
		15,160,511
Consumer, Non-cyclical — 19.1%
Beverages — 2.2%
The Coca-Cola Co.	25,616	1,629,434
PepsiCo, Inc.	8,718	1,574,994
		3,204,428
Biotechnology — 2.4%
Exelixis, Inc. (a)	65,908	1,057,164
Maravai LifeSciences Holdings, Inc. Class A (a)	31,614	452,397
Moderna, Inc. (a)	1,790	321,520
Novavax, Inc. (a) (b)	7,458	76,668
Regeneron Pharmaceuticals, Inc. (a)	872	629,139
Vertex Pharmaceuticals, Inc. (a)	3,786	1,093,321
		3,630,209
Commercial Services — 4.0%
Automatic Data Processing, Inc.	1,242	296,664
FleetCor Technologies, Inc. (a)	4,629	850,255
Gartner, Inc. (a)	5,277	1,773,811
MarketAxess Holdings, Inc.	682	190,203
Paylocity Holding Corp. (a)	726	141,033
Robert Half International, Inc.	1,943	143,452
United Rentals, Inc. (a)	4,770	1,695,353

MassMutual Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Verisk Analytics, Inc.	3,291	$580,598
WEX, Inc. (a)	1,179	192,943
		5,864,312
Cosmetics & Personal Care — 1.3%
Colgate-Palmolive Co.	5,962	469,746
The Procter & Gamble Co.	9,434	1,429,817
		1,899,563
Food — 0.2%
The Hershey Co.	1,549	358,702
Health Care – Products — 1.2%
Danaher Corp.	2,583	685,580
Thermo Fisher Scientific, Inc.	2,095	1,153,695
		1,839,275
Health Care – Services — 4.4%
Elevance Health, Inc.	2,002	1,026,966
UnitedHealth Group, Inc.	10,272	5,446,009
		6,472,975
Household Products & Wares — 0.4%
Church & Dwight Co., Inc.	7,986	643,752
Pharmaceuticals — 3.0%
AbbVie, Inc.	17,545	2,835,447
AmerisourceBergen Corp.	9,408	1,559,000
		4,394,447
		28,307,663
Energy — 1.9%
Energy – Alternate Sources — 0.3%
Enphase Energy, Inc. (a)	1,697	449,637
Oil & Gas — 1.6%
Antero Resources Corp. (a)	6,622	205,216
Coterra Energy, Inc.	14,450	355,037
PDC Energy, Inc.	4,842	307,370
Pioneer Natural Resources Co.	2,831	646,572
Texas Pacific Land Corp.	389	911,905
		2,426,100
		2,875,737
Financial — 8.9%
Diversified Financial Services — 6.5%
LPL Financial Holdings, Inc.	7,564	1,635,110
Mastercard, Inc. Class A	8,332	2,897,286
Tradeweb Markets, Inc. Class A	6,387	414,708
Visa, Inc. Class A	22,582	4,691,636
		9,638,740

MassMutual Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 2.1%
Arthur J Gallagher & Co.	9,010	$1,698,746
Brown & Brown, Inc.	25,293	1,440,942
		3,139,688
Real Estate Investment Trusts (REITS) — 0.3%
Simon Property Group, Inc.	3,811	447,716
		13,226,144
Industrial — 6.5%
Aerospace & Defense — 1.0%
Lockheed Martin Corp.	3,050	1,483,794
Electronics — 1.2%
Arrow Electronics, Inc. (a)	14,211	1,486,044
National Instruments Corp.	7,979	294,425
		1,780,469
Machinery – Diversified — 0.9%
Graco, Inc.	7,321	492,411
IDEX Corp.	2,725	622,199
Nordson Corp.	854	203,013
		1,317,623
Miscellaneous - Manufacturing — 1.1%
Carlisle Cos., Inc.	6,982	1,645,308
Transportation — 2.3%
C.H. Robinson Worldwide, Inc.	11,096	1,015,950
Expeditors International of Washington, Inc.	6,222	646,590
Landstar System, Inc.	10,713	1,745,148
		3,407,688
		9,634,882
Technology — 35.8%
Computers — 14.0%
Accenture PLC Class A	11,270	3,007,287
Apple, Inc.	128,183	16,654,817
EPAM Systems, Inc. (a)	613	200,905
Fortinet, Inc. (a)	17,818	871,122
		20,734,131
Semiconductors — 7.0%
Advanced Micro Devices, Inc. (a)	13,813	894,668
Analog Devices, Inc.	10,026	1,644,565
Broadcom, Inc.	6,617	3,699,763
KLA Corp.	2,499	942,198
Microchip Technology, Inc.	17,028	1,196,217
Monolithic Power Systems, Inc.	1,153	407,712
NVIDIA Corp.	5,932	866,903

MassMutual Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
QUALCOMM, Inc.	5,949	$654,033
		10,306,059
Software — 14.8%
Adobe, Inc. (a)	6,789	2,284,702
AppLovin Corp. (a) (b)	9,352	98,477
Doximity, Inc. Class A (a)	7,767	260,661
Dynatrace, Inc. (a)	5,405	207,011
Fair Isaac Corp. (a)	918	549,496
Intuit, Inc.	3,916	1,524,185
Microsoft Corp.	66,844	16,030,528
Paychex, Inc.	4,592	530,652
Playtika Holding Corp. (a)	17,440	148,414
Synopsys, Inc. (a)	489	156,133
ZoomInfo Technologies, Inc. (a)	7,798	234,798
		22,025,057
		53,065,247

TOTAL COMMON STOCK (Cost $158,651,854)		147,168,012

TOTAL EQUITIES (Cost $158,651,854)		147,168,012

MUTUAL FUNDS — 0.2%
Diversified Financial Services — 0.2%
State Street Navigator Securities Lending Prime Portfolio (c)	299,005	299,005

TOTAL MUTUAL FUNDS (Cost $299,005)		299,005

TOTAL LONG-TERM INVESTMENTS (Cost $158,950,859)		147,467,017

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/30/22, 1.280%, due 1/03/23 (d)	$1,272,122	1,272,122

TOTAL SHORT-TERM INVESTMENTS (Cost $1,272,122)		1,272,122

TOTAL INVESTMENTS — 100.3% (Cost $160,222,981) (e)		148,739,139

Other Assets/(Liabilities) — (0.3)%		(387,136)

NET ASSETS — 100.0%		$148,352,003

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2022, was $605,994 or 0.41% of net assets. The Fund received $321,189 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $1,272,303. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 6/29/23, and an aggregate market value, including accrued interest, of $1,297,570.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Small Cap Opportunities Fund — Portfolio of Investments

December 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.4%

COMMON STOCK — 98.4%
Basic Materials — 2.5%
Chemicals — 0.7%
NewMarket Corp.	6,765	$2,104,659
Mining — 1.8%
Compass Minerals International, Inc.	68,636	2,814,076
Kaiser Aluminum Corp.	38,429	2,919,067
		5,733,143
		7,837,802
Communications — 1.8%

Internet — 1.8%
Ziff Davis, Inc. (a)	72,689	5,749,700

Consumer, Cyclical — 11.4%
Auto Parts & Equipment — 3.6%
Allison Transmission Holdings, Inc.	76,286	3,173,498
Dorman Products, Inc. (a)	47,983	3,880,385
Visteon Corp. (a)	31,792	4,159,347
		11,213,230
Home Builders — 0.6%
Skyline Champion Corp. (a)	35,160	1,811,092
Home Furnishing — 0.7%
Tempur Sealy International, Inc.	63,049	2,164,472
Leisure Time — 0.6%
Topgolf Callaway Brands Corp. (a)	92,313	1,823,182
Lodging — 0.9%
Boyd Gaming Corp.	50,574	2,757,800
Retail — 5.0%
AutoNation, Inc. (a)	58,672	6,295,505
BJ's Wholesale Club Holdings, Inc. (a)	75,048	4,965,176
Suburban Propane Partners LP (b)	28,399	431,097
Texas Roadhouse, Inc.	45,505	4,138,680
		15,830,458
		35,600,234
Consumer, Non-cyclical — 21.1%
Beverages — 0.6%
Coca-Cola Consolidated, Inc.	3,966	2,032,020
Biotechnology — 2.8%
ADMA Biologics, Inc. (a)	456,178	1,769,970

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Avid Bioservices, Inc. (a)	168,390	$2,318,730
Guardant Health, Inc. (a)	26,964	733,421
Intra-Cellular Therapies, Inc. (a)	49,979	2,644,889
TransMedics Group, Inc. (a)	21,844	1,348,212
		8,815,222
Commercial Services — 3.7%
ASGN, Inc. (a)	49,590	4,040,593
Korn Ferry	67,914	3,437,806
Paya Holdings, Inc. (a)	248,192	1,953,271
Payoneer Global, Inc. (a)	387,359	2,118,854
		11,550,524
Food — 0.7%
Lancaster Colony Corp.	10,889	2,148,400
Health Care – Products — 4.8%
AtriCure, Inc. (a)	73,017	3,240,494
Azenta, Inc.	54,710	3,185,216
BioLife Solutions, Inc. (a)	75,479	1,373,718
Inspire Medical Systems, Inc. (a)	28,306	7,129,715
		14,929,143
Health Care – Services — 5.0%
Acadia Healthcare Co., Inc. (a)	88,211	7,261,529
Addus HomeCare Corp. (a)	46,773	4,653,446
Tenet Healthcare Corp. (a)	73,387	3,580,552
		15,495,527
Pharmaceuticals — 3.5%
BellRing Brands, Inc. (a)	173,947	4,460,001
Collegium Pharmaceutical, Inc. (a)	96,877	2,247,547
Option Care Health, Inc. (a)	73,282	2,205,055
Prometheus Biosciences, Inc. (a)	16,952	1,864,720
		10,777,323
		65,748,159
Energy — 5.5%
Oil & Gas — 3.9%
Chesapeake Energy Corp. (c)	42,135	3,976,280
CNX Resources Corp. (a)	261,645	4,406,102
Helmerich & Payne, Inc.	75,734	3,754,134
		12,136,516
Oil & Gas Services — 1.0%
Nov, Inc.	160,262	3,347,873
Pipelines — 0.6%
Equitrans Midstream Corp.	268,644	1,799,915
		17,284,304

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 20.0%
Banks — 6.3%
The Bank of NT Butterfield & Son Ltd.	55,301	$1,648,523
BankUnited, Inc.	117,021	3,975,203
Cathay General Bancorp	97,960	3,995,788
Columbia Banking System, Inc.	144,310	4,348,060
Heritage Financial Corp.	88,745	2,719,147
Webster Financial Corp.	65,116	3,082,592
		19,769,313
Diversified Financial Services — 4.1%
Federated Hermes, Inc.	89,149	3,237,000
Focus Financial Partners, Inc. Class A (a)	111,836	4,168,128
Stifel Financial Corp.	90,948	5,308,635
		12,713,763
Insurance — 1.5%
Definity Financial Corp. (c)	161,921	4,601,714
Real Estate Investment Trusts (REITS) — 4.3%
DiamondRock Hospitality Co.	484,061	3,964,459
Four Corners Property Trust, Inc.	202,570	5,252,640
National Storage Affiliates Trust	112,440	4,061,333
		13,278,432
Savings & Loans — 3.8%
Berkshire Hills Bancorp, Inc.	98,598	2,948,080
OceanFirst Financial Corp.	116,996	2,486,165
Pacific Premier Bancorp, Inc.	121,811	3,844,355
WSFS Financial Corp.	60,040	2,722,214
		12,000,814
		62,364,036
Industrial — 20.8%
Aerospace & Defense — 1.8%
Curtiss-Wright Corp.	33,437	5,583,645
Building Materials — 1.5%
Summit Materials, Inc. Class A (a)	169,076	4,800,080
Electrical Components & Equipment — 0.9%
Belden, Inc.	37,556	2,700,276
Electronics — 2.8%
Atkore, Inc. (a)	41,892	4,751,391
Itron, Inc. (a)	48,685	2,465,895
Vishay Intertechnology, Inc.	71,357	1,539,170
		8,756,456
Engineering & Construction — 1.3%
TopBuild Corp. (a)	25,733	4,026,957

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Environmental Controls — 2.4%
Casella Waste Systems, Inc. Class A (a)	36,100	$2,863,091
Evoqua Water Technologies Corp. (a)	114,862	4,548,535
		7,411,626
Hand & Machine Tools — 1.1%
Regal Rexnord Corp.	27,654	3,317,927
Machinery – Construction & Mining — 1.5%
BWX Technologies, Inc.	45,519	2,643,743
Vertiv Holdings Co.	148,592	2,029,767
		4,673,510
Machinery – Diversified — 1.6%
Esab Corp.	38,616	1,811,863
Zurn Elkay Water Solutions Corp.	155,400	3,286,710
		5,098,573
Metal Fabricate & Hardware — 1.5%
Valmont Industries, Inc.	14,186	4,690,885
Miscellaneous - Manufacturing — 1.6%
EnPro Industries, Inc.	44,740	4,862,791
Packaging & Containers — 1.2%
Silgan Holdings, Inc.	73,838	3,827,762
Transportation — 1.6%
CryoPort, Inc. (a) (c)	101,935	1,768,572
Hub Group, Inc. Class A (a)	39,491	3,139,140
		4,907,712
		64,658,200
Technology — 12.6%
Computers — 3.5%
CACI International, Inc. Class A (a)	17,965	5,400,099
KBR, Inc.	103,420	5,460,576
		10,860,675
Semiconductors — 3.3%
Allegro MicroSystems, Inc. (a)	101,318	3,041,566
Ambarella, Inc. (a)	29,021	2,386,397
MACOM Technology Solutions Holdings, Inc. (a)	40,355	2,541,558
MKS Instruments, Inc.	29,404	2,491,401
		10,460,922

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 5.8%
Consensus Cloud Solutions, Inc. (a)	37,142	$1,996,754
Coupa Software, Inc. (a)	23,512	1,861,445
Envestnet, Inc. (a)	41,635	2,568,880
Gitlab, Inc. Class A (a) (c)	22,119	1,005,087
HashiCorp, Inc. Class A (a) (c)	53,619	1,465,943
Paycor HCM, Inc. (a)	173,270	4,239,917
Progress Software Corp.	44,227	2,231,252
Sprout Social, Inc. Class A (a)	45,517	2,569,890
		17,939,168
		39,260,765
Utilities — 2.7%
Gas — 2.7%
National Fuel Gas Co.	74,924	4,742,689
Northwest Natural Holding Co.	74,223	3,532,273
		8,274,962

TOTAL COMMON STOCK (Cost $270,758,605)		306,778,162

TOTAL EQUITIES (Cost $270,758,605)		306,778,162

MUTUAL FUNDS — 0.8%
Diversified Financial Services — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	2,414,621	2,414,621

TOTAL MUTUAL FUNDS (Cost $2,414,621)		2,414,621

TOTAL LONG-TERM INVESTMENTS (Cost $273,173,226)		309,192,783

	Principal Amount
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/30/22, 1.280%, due 1/03/23 (e)	$4,393,937	4,393,937

TOTAL SHORT-TERM INVESTMENTS (Cost $4,393,937)		4,393,937

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL INVESTMENTS — 100.6% (Cost $277,567,163) (f)		$313,586,720

Other Assets/(Liabilities) — (0.6)%		(2,021,659)

NET ASSETS — 100.0%		$311,565,061

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2022, was $7,737,454 or 2.48% of net assets. The Fund received $5,498,418 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $4,394,562. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/30/24, and an aggregate market value, including accrued interest, of $4,481,903.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Global Fund — Portfolio of Investments

December 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%

COMMON STOCK — 99.2%
Canada — 0.2%
Canadian Pacific Railway Ltd. (a)	4,101	$305,894
Cayman Islands — 6.6%
JD.com, Inc. ADR	176,338	9,897,852
Meituan Class B (b) (c)	83,200	1,839,667
StoneCo Ltd. Class A (b)	49,575	467,988
Tencent Holdings Ltd.	30,700	1,304,818
		13,510,325
Denmark — 4.0%
Novo Nordisk A/S Class B	60,415	8,180,188
France — 9.4%
Dassault Systemes SE	23,454	845,917
EssilorLuxottica SA	6,860	1,249,179
Kering SA	9,350	4,785,166
LVMH Moet Hennessy Louis Vuitton SE	16,635	12,084,411
Pernod Ricard SA	1,653	324,913
		19,289,586
Germany — 2.1%
Allianz SE Registered	2,956	635,617
SAP SE	34,402	3,550,266
		4,185,883
India — 5.6%
DLF Ltd.	1,608,257	7,281,941
ICICI Bank Ltd. Sponsored ADR	189,611	4,150,585
		11,432,526
Israel — 0.2%
Nice Ltd. Sponsored ADR (a) (b)	2,225	427,868
Italy — 0.7%
Brunello Cucinelli SpA	20,336	1,508,974
Japan — 6.4%
Keyence Corp.	16,000	6,264,075
Murata Manufacturing Co. Ltd.	72,930	3,658,847
Nidec Corp.	3,600	187,477
Omron Corp.	9,300	453,593
TDK Corp.	79,700	2,587,937
		13,151,929
Netherlands — 6.0%
Airbus SE	84,419	10,037,610

MassMutual Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
ASML Holding NV	4,274	$2,313,529
		12,351,139
Spain — 0.7%
Amadeus IT Group SA (b)	29,340	1,513,065
Sweden — 4.2%
Assa Abloy AB Class B	168,381	3,622,872
Atlas Copco AB	420,737	4,981,256
		8,604,128
Switzerland — 0.8%
Lonza Group AG Registered	3,419	1,682,756
United States — 52.3%
Adobe, Inc. (b)	19,130	6,437,819
Agilent Technologies, Inc.	28,624	4,283,582
Alphabet, Inc. Class A (b)	230,992	20,380,424
Amazon.com, Inc. (b)	19,301	1,621,284
Analog Devices, Inc.	67,048	10,997,883
Avantor, Inc. (b)	54,418	1,147,676
Boston Scientific Corp. (b)	14,609	675,958
Charles River Laboratories International, Inc. (b)	3,998	871,164
Charter Communications, Inc. Class A (b)	2,480	840,968
Danaher Corp.	4,646	1,233,141
Datadog, Inc. Class A (b)	5,655	415,643
Dun & Bradstreet Holdings, Inc.	26,384	323,468
Ecolab, Inc.	4,467	650,217
Equifax, Inc.	21,065	4,094,193
Fidelity National Information Services, Inc.	11,098	752,999
IDEXX Laboratories, Inc. (b)	1,678	684,557
Illumina, Inc. (b)	7,837	1,584,641
Intuit, Inc.	25,403	9,887,356
Intuitive Surgical, Inc. (b)	6,915	1,834,895
IQVIA Holdings, Inc. (b)	10,586	2,168,966
Lam Research Corp.	540	226,962
Marriott International, Inc. Class A	8,244	1,227,449
Marvell Technology, Inc.	63,573	2,354,744
Meta Platforms, Inc. Class A (b)	53,929	6,489,816
Microsoft Corp.	12,866	3,085,524
NVIDIA Corp.	6,710	980,599
Phathom Pharmaceuticals, Inc. (a) (b)	29,550	331,551
Qualtrics International Inc (b)	51,271	532,193
S&P Global, Inc.	31,329	10,493,335
Splunk, Inc. (b)	9,900	852,291
United Parcel Service, Inc. Class B	28,213	4,904,548
Visa, Inc. Class A	20,885	4,339,068
The Walt Disney Co. (b)	3,401	295,479
		107,000,393

TOTAL COMMON STOCK (Cost $140,368,959)		203,144,654

TOTAL EQUITIES (Cost $140,368,959)		203,144,654

MassMutual Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.3%

United States — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	636,145	$636,145

TOTAL MUTUAL FUNDS (Cost $636,145)		636,145

TOTAL LONG-TERM INVESTMENTS (Cost $141,005,104)		203,780,799

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/30/22, 1.280%, due 1/03/23 (e)	$1,825,419	1,825,419

TOTAL SHORT-TERM INVESTMENTS (Cost $1,825,419)		1,825,419

TOTAL INVESTMENTS — 100.4% (Cost $142,830,523) (f)		205,606,218

Other Assets/(Liabilities) — (0.4)%		(864,621)

NET ASSETS — 100.0%		$204,741,597

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2022, was $928,029 or 0.45% of net assets. The Fund received $317,545 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2022, the aggregate market value of these securities amounted to $1,839,667 or 0.90% of net assets.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $1,825,679. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 6/29/23, and an aggregate market value, including accrued interest, of $1,861,935.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual International Equity Fund — Portfolio of Investments

December 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.3%

COMMON STOCK — 96.3%
Australia — 0.9%
BHP Group Ltd. Sponsored ADR (a)	2,000	$124,100
BHP Group Ltd.	3,900	120,749
Macquarie Group Ltd.	2,700	306,518
Santos Ltd.	71,700	351,579
Westpac Banking Corp.	7,900	124,251
Woodside Energy Group Ltd. (a)	6,126	148,219
		1,175,416
Belgium — 0.9%
Anheuser-Busch InBev SA	9,700	583,146
Groupe Bruxelles Lambert SA	2,000	160,206
KBC Group NV	5,300	340,298
		1,083,650
Canada — 6.0%
The Bank of Nova Scotia (a)	29,229	1,432,092
Canadian National Railway Co.	26,060	3,095,635
Intact Financial Corp. (a)	20,832	2,998,793
TFI International, Inc.	1,800	180,279
		7,706,799
Cayman Islands — 0.6%
CK Asset Holdings Ltd.	57,000	350,938
CK Hutchison Holdings Ltd.	77,900	467,659
		818,597
Finland — 2.0%
Kone OYJ Class B	40,558	2,100,758
Nokia OYJ	85,600	397,732
		2,498,490
France — 12.9%
Amundi SA (b)	3,292	187,053
AXA SA	73,680	2,053,515
Capgemini SE	17,631	2,956,963
Cie de Saint-Gobain	3,400	166,919
Dassault Aviation SA	900	152,702
Engie SA	26,805	383,956
LVMH Moet Hennessy Louis Vuitton SE	1,622	1,178,294
Rexel SA	6,900	136,737
Sanofi	5,000	483,803
Schneider Electric SE	19,537	2,747,673
Societe Generale SA	8,800	220,793
Sodexo SA	1,600	153,061
TotalEnergies SE (a)	37,000	2,309,361

MassMutual International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Ubisoft Entertainment SA (c)	3,200	$90,832
Veolia Environnement SA	19,392	498,190
Vinci SA	28,480	2,844,440
		16,564,292
Germany — 5.4%
Allianz SE Registered	1,960	421,451
BASF SE	7,000	347,509
Bayer AG Registered	2,100	108,428
Deutsche Boerse AG	1,636	282,277
Deutsche Post AG Registered	10,400	391,475
HeidelbergCement AG	6,800	387,827
Infineon Technologies AG	10,500	319,806
Merck KGaA	16,536	3,202,365
SAP SE	5,300	546,957
Siemens AG Registered	3,460	480,222
Siemens Energy AG (c)	12,834	241,473
Talanx AG (c)	3,100	147,067
		6,876,857
Hong Kong — 2.9%
AIA Group Ltd.	340,044	3,746,266
Ireland — 3.6%
AIB Group PLC	87,100	335,742
DCC PLC	4,900	241,895
Linde PLC (c)	9,979	3,262,844
Linde PLC	1,070	349,013
Ryanair Holdings PLC Sponsored ADR (c)	300	22,428
Smurfit Kappa Group PLC	10,600	392,734
		4,604,656
Israel — 0.2%
Check Point Software Technologies Ltd. (c)	2,390	301,522
Italy — 0.1%
Prysmian SpA	3,300	122,163
Japan — 14.5%
Astellas Pharma, Inc.	176,420	2,676,484
Chugai Pharmaceutical Co. Ltd.	72,571	1,844,038
Denka Co. Ltd.	7,800	178,113
FANUC Corp.	1,500	223,863
Fujitsu Ltd.	2,000	264,856
Hitachi Ltd.	7,600	382,469
Kao Corp. (a)	57,556	2,304,000
KDDI Corp.	102,424	3,095,675
Kirin Holdings Co. Ltd. (a)	103,145	1,580,209
Kyocera Corp.	6,200	309,407
Nintendo Co. Ltd.	4,000	167,502
Olympus Corp.	8,500	150,244
ORIX Corp.	23,500	378,933
Rakuten Group, Inc. (a) (c)	42,500	192,897
SBI Holdings, Inc.	14,700	281,837
Sega Sammy Holdings, Inc.	7,900	118,936
Seven & i Holdings Co. Ltd.	11,900	509,063
Shiseido Co. Ltd. (a)	44,242	2,180,274

MassMutual International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sony Group Corp.	7,400	$564,294
Square Enix Holdings Co. Ltd.	3,000	139,287
Sumitomo Mitsui Financial Group, Inc.	10,300	415,031
Toshiba Corp.	6,900	241,864
Toyota Industries Corp.	7,100	387,098
		18,586,374
Luxembourg — 0.2%
ArcelorMittal SA	10,100	264,074
Netherlands — 3.9%
AerCap Holdings NV (c)	6,981	407,132
ASML Holding NV	590	319,369
CNH Industrial NV	19,900	319,597
EXOR NV (c)	1,300	94,896
Heineken Holding NV	4,700	361,897
Heineken NV	33,728	3,168,797
Koninklijke Philips NV	5,500	82,551
NXP Semiconductor NV	1,300	205,439
		4,959,678
Norway — 0.4%
Aker BP ASA	7,413	231,071
DNB Bank ASA	16,400	324,690
Mowi ASA	400	6,829
		562,590
Republic of Korea — 0.3%
Samsung Electronics Co. Ltd.	9,100	401,293
Singapore — 0.3%
DBS Group Holdings, Ltd.	16,200	410,126
Spain — 3.9%
Iberdrola SA	196,403	2,297,424
Industria de Diseno Textil SA	101,069	2,691,280
		4,988,704
Sweden — 2.7%
Assa Abloy AB Class B	118,673	2,553,359
Essity AB Class B	13,200	346,473
Husqvarna AB Class B	9,700	68,345
Investor AB Class B	6,470	117,348
Skandinaviska Enskilda Banken AB Class A	5,600	64,446
Volvo AB Class B	13,800	249,872
		3,399,843
Switzerland — 9.3%
ABB Ltd. Registered	12,900	392,905
Alcon, Inc.	1,400	96,158
Cie Financiere Richemont SA Registered	2,800	362,336
Julius Baer Group Ltd.	800	46,501
Nestle SA Registered	30,320	3,501,520
Novartis AG Registered	38,447	3,482,580
Roche Holding AG	11,382	3,576,928

MassMutual International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
UBS Group AG Registered	22,200	$413,799
		11,872,727
United Kingdom — 25.3%
Ashtead Group PLC	6,000	342,760
AstraZeneca PLC	22,549	3,060,246
Aviva PLC	22,984	122,508
BAE Systems PLC	322,859	3,336,809
Barratt Developments PLC	21,100	101,320
BP PLC	75,300	437,887
Bunzl PLC	7,300	243,654
Burberry Group PLC	7,300	178,376
Compass Group PLC	50,294	1,162,141
Diageo PLC	59,615	2,632,556
Entain PLC	8,600	137,890
Experian PLC	75,448	2,568,520
Glencore PLC	40,900	273,489
GSK PLC	18,320	318,581
Imperial Brands PLC	2,600	64,960
Inchcape PLC	16,056	158,479
Informa PLC	33,000	247,412
Kingfisher PLC	93,700	268,162
Legal & General Group PLC	65,100	196,611
Liberty Global PLC Class C (c)	13,900	270,077
Lloyds Banking Group PLC	728,100	399,824
Melrose Industries PLC	108,821	176,912
National Grid PLC	73,239	879,701
Persimmon PLC	10,200	150,564
Prudential PLC	134,509	1,820,261
Reckitt Benckiser Group PLC	49,606	3,451,042
Shell PLC	94,169	2,676,068
Smith & Nephew PLC	219,325	2,930,131
Tesco PLC	133,000	360,598
Unilever PLC	10,300	519,624
Unilever PLC	56,280	2,824,209
		32,311,372

TOTAL COMMON STOCK (Cost $124,391,594)		123,255,489

TOTAL EQUITIES (Cost $124,391,594)		123,255,489

MUTUAL FUNDS — 0.3%
United States — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	318,263	318,263

TOTAL MUTUAL FUNDS (Cost $318,263)		318,263

TOTAL LONG-TERM INVESTMENTS (Cost $124,709,857)		123,573,752

MassMutual International Equity Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.3%

Repurchase Agreement — 3.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/30/22, 1.280%, due 1/03/23 (e)	$4,274,366	$4,274,366

TOTAL SHORT-TERM INVESTMENTS (Cost $4,274,366)		4,274,366

TOTAL INVESTMENTS — 99.9% (Cost $128,984,223) (f)		127,848,118

Other Assets/(Liabilities) — 0.1%		125,269

NET ASSETS — 100.0%		$127,973,387

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2022, was $6,684,669 or 5.22% of net assets. The Fund received $6,722,966 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2022, the aggregate market value of these securities amounted to $187,053 or 0.15% of net assets.
(c)	Non-income producing security.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $4,274,974. Collateralized by U.S. Government Agency obligations with rates ranging from 0.000% - 2.875%, maturity dates ranging from 6/29/23 - 5/15/28, and an aggregate market value, including accrued interest, of $4,359,889.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Strategic Emerging Markets Fund — Portfolio of Investments

December 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.1%

COMMON STOCK — 94.8%
Belgium — 0.6%
Anheuser-Busch InBev SA	11,550	$694,365
Bermuda — 1.0%
Credicorp Ltd.	7,298	990,047
Hongkong Land Holdings Ltd.	26,900	123,367
		1,113,414
Brazil — 5.1%
Ambev SA	738,763	2,031,390
Lojas Renner SA	153,133	576,840
Vale SA Sponsored ADR	182,401	3,095,345
WEG SA	49,337	359,338
		6,062,913
Cayman Islands — 21.2%
BeiGene Ltd. ADR (a)	10,411	2,289,795
Brii Biosciences Ltd. (a)	197,000	186,045
H World Group Ltd.	9,800	42,178
H World Group Ltd. ADR	129,587	5,497,081
Meituan Class B (a) (b)	82,700	1,828,611
NetEase, Inc. ADR	44,542	3,235,085
New Horizon Health Ltd. (a) (b)	63,000	140,958
NU Holdings Ltd/Cayman Islands Class A (a) (c)	240,190	977,573
Silergy Corp.	42,000	595,572
Tencent Holdings Ltd.	52,590	2,235,191
Wuxi Biologics Cayman, Inc. (a) (b)	239,500	1,838,657
Zai Lab Ltd. ADR (a)	33,740	1,035,818
ZTO Express Cayman, Inc.	12,170	330,448
ZTO Express Cayman, Inc. ADR	180,849	4,859,413
		25,092,425
Chile — 0.1%
Banco Santander Chile	3,193,147	127,801
China — 0.0%
MicroTech Medical Hangzhou Co. Ltd. Class H (a) (b)	33,600	41,991
Cyprus — 0.0%
TCS Group Holding, PLC (a) (d) (e)	8,777	—
France — 5.3%
Kering SA	443	226,720
L'Oreal SA	244	87,533
Pernod Ricard SA	26,333	5,176,003
TotalEnergies SE	13,011	812,084
		6,302,340

MassMutual Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hong Kong — 2.2%
AIA Group Ltd.	212,600	$2,342,215
Hang Lung Properties Ltd.	22,000	42,715
Hong Kong Exchanges & Clearing Ltd.	3,800	164,217
		2,549,147
India — 21.0%
Housing Development Finance Corp. Ltd.	303,314	9,673,891
Infosys Ltd.	119,891	2,172,536
Kotak Mahindra Bank Ltd.	267,164	5,874,159
Oberoi Realty Ltd.	73,557	769,234
Tata Consultancy Services Ltd.	145,693	5,733,027
Zee Entertainment Enterprises Ltd.	220,333	640,602
		24,863,449
Indonesia — 0.7%
Bank Central Asia Tbk PT	1,485,200	814,261
Italy — 1.7%
PRADA SpA	366,300	2,055,032
Japan — 0.1%
Daiichi Sankyo Co. Ltd.	3,900	124,985
Mexico — 7.4%
America Movil SAB de CV Class L Sponsored ADR (c)	84,450	1,536,990
Fomento Economico Mexicano SAB de CV	9,183	71,795
Grupo Mexico SAB de CV Series B	1,399,409	4,933,641
Wal-Mart de Mexico SAB de CV	635,968	2,247,991
		8,790,417
Netherlands — 0.0%
Yandex N.V. (a) (d) (e)	79,528	—
Philippines — 1.8%
SM Investments Corp.	129,380	2,098,791
Republic of Korea — 7.3%
LG Chem Ltd.	7,063	3,378,731
LG H&H Co. Ltd.	717	412,564
Samsung Biologics Co. Ltd. (a) (b)	3,622	2,336,233
Samsung Electronics Co. Ltd.	56,868	2,507,770
		8,635,298
Russia — 0.0%
Novatek PJSC (a) (d) (e)	28,473	—
Novatek PJSC (a) (d) (e)	16	—
Polyus PJSC GDR (a) (d) (e)	454	—
Polyus PJSC GDR (a) (d) (e)	3,547	—
Sberbank of Russia PJSC (a) (d) (e)	18,062	—
		—
South Africa — 1.1%
FirstRand Ltd.	347,589	1,269,556

MassMutual Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Switzerland — 2.8%
Cie Financiere Richemont SA Registered	25,853	$3,345,524
Taiwan — 8.3%
MediaTek, Inc.	92,000	1,868,711
Taiwan Semiconductor Manufacturing Co. Ltd.	541,000	7,884,885
		9,753,596
United Kingdom — 0.9%
Antofagasta PLC	18,413	341,840
AstraZeneca PLC Sponsored ADR	2,047	138,787
Glencore PLC	91,149	609,493
		1,090,120
United States — 6.2%
Coupang, Inc. (a)	2,231	32,818
Yum China Holdings, Inc.	132,532	7,242,874
		7,275,692

TOTAL COMMON STOCK (Cost $122,285,110)		112,101,117

PREFERRED STOCK — 1.3%
Brazil — 1.3%
Banco Bradesco SA 4.052%	537,314	1,558,122

TOTAL PREFERRED STOCK (Cost $1,941,382)		1,558,122

TOTAL EQUITIES (Cost $124,226,492)		113,659,239

MUTUAL FUNDS — 0.0%
United States — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	10,294	10,294

TOTAL MUTUAL FUNDS (Cost $10,294)		10,294

WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA, Expires 11/22/23, Strike 67.00 (a)	53,937	44,916

TOTAL WARRANTS (Cost $0)		44,916

TOTAL LONG-TERM INVESTMENTS (Cost $124,236,786)		113,714,449

MassMutual Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.3%

Repurchase Agreement — 3.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/30/22, 1.280%, due 1/03/23 (g)	$3,905,595	$3,905,595

TOTAL SHORT-TERM INVESTMENTS (Cost $3,905,595)		3,905,595

TOTAL INVESTMENTS — 99.4% (Cost $128,142,381) (h)		117,620,044

Other Assets/(Liabilities) — 0.6%		689,082

NET ASSETS — 100.0%		$118,309,126

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2022, the aggregate market value of these securities amounted to $6,186,450 or 5.23% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2022, was $336,585 or 0.28% of net assets. The Fund received $334,677 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Investment is valued using significant unobservable inputs.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2022, these securities amounted to a value of $0 or 0.00% of net assets.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $3,906,151. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 6/29/23, and an aggregate market value, including accrued interest, of $3,983,775.
(h)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MassMutual Premier Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of 14 series, including the following 13 series listed below (each individually referred to as a "Fund" or collectively as the "Funds"):

MassMutual Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MassMutual Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MassMutual Core Bond Fund (“Core Bond Fund”)

MassMutual Diversified Bond Fund (“Diversified Bond Fund”)

MassMutual High Yield Fund (“High Yield Fund”)

MassMutual Balanced Fund (“Balanced Fund”)

MassMutual Disciplined Value Fund (“Disciplined Value Fund”)

MassMutual Main Street Fund (“Main Street Fund”)

MassMutual Disciplined Growth Fund (“Disciplined Growth Fund”)

MassMutual Small Cap Opportunities Fund (“Small Cap Opportunities Fund”)

MassMutual Global Fund (“Global Fund”)

MassMutual International Equity Fund (“International Equity Fund”)

MassMutual Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Investment Advisers, LLC (“MML Advisers”) will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs may be fair valued using one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indexes or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company's interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds' own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Disciplined Value Fund, Main Street Fund, Disciplined Growth Fund, and Small Cap Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of December 31, 2022. For each Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of December 31, 2022, for the remaining Funds' investments:

Short-Duration Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$160,418,475	$—	$160,418,475
Non-U.S. Government Agency Obligations	—	149,393,291	—	149,393,291
U.S. Government Agency Obligations and Instrumentalities	—	94,355	—	94,355
Mutual Funds	5,878,503	—	—	5,878,503
Short-Term Investments	—	15,031,835	—	15,031,835
Total Investments	$5,878,503	$324,937,956	$—	$330,816,459

Asset Derivatives
Futures Contracts	$58,711	$—	$—	$58,711

Liability Derivatives
Futures Contracts	$(73,350)	$—	$—	$(73,350)
Swap Agreements	—	(4,017,519)	—	(4,017,519)
Total	$(73,350)	$(4,017,519)	$—	$(4,090,869)

Notes to Portfolio of Investments (Unaudited) (Continued)

Inflation-Protected and Income Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Non-U.S. Government Agency Obligations	$—	$150,133,078	$—	$150,133,078
U.S. Government Agency Obligations and Instrumentalities	—	33,609,402	—	33,609,402
U.S. Treasury Obligations	—	73,389,051	—	73,389,051
Mutual Funds	1,107,700	—	—	1,107,700
Short-Term Investments	—	34,154,553	—	34,154,553
Total Investments	$1,107,700	$291,286,084	$—	$292,393,784

Asset Derivatives
Futures Contracts	$99,460	$—	$—	$99,460
Swap Agreements	—	1,043,893	—	1,043,893
Total	$99,460	$1,043,893	$—	$1,143,353

Liability Derivatives
Futures Contracts	$(94,021)	$—	$—	$(94,021)
Swap Agreements	—	(3,990,573)	—	(3,990,573)
Total	$(94,021)	$(3,990,573)	$—	$(4,084,594)

Notes to Portfolio of Investments (Unaudited) (Continued)

Core Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$278,642,787	$—	$278,642,787
Non-U.S. Government Agency Obligations	—	198,461,407	—	198,461,407
Sovereign Debt Obligations	—	2,440,643	—	2,440,643
U.S. Government Agency Obligations and Instrumentalities	—	186,374,280	—	186,374,280
U.S. Treasury Obligations	—	52,086,048	—	52,086,048
Mutual Funds	3,094,650	—	—	3,094,650
Short-Term Investments	—	81,786,192	—	81,786,192
Total Investments	$3,094,650	$799,791,357	$—	$802,886,007

Asset Derivatives
Futures Contracts	$148,693	$—	$—	$148,693

Liability Derivatives
Futures Contracts	$(5,750)	$—	$—	$(5,750)

Notes to Portfolio of Investments (Unaudited) (Continued)

Diversified Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Preferred Stock	$1,121,983	$—	$—	$1,121,983
Corporate Debt	—	70,946,121	—	70,946,121
Non-U.S. Government Agency Obligations	—	45,466,787	—	45,466,787
Sovereign Debt Obligations	—	172,489	—	172,489
U.S. Government Agency Obligations and Instrumentalities	—	23,970,718	—	23,970,718
U.S. Treasury Obligations	—	8,621,113	—	8,621,113
Warrants	—	—	4,290	4,290
Mutual Funds	1,289,700	—	—	1,289,700
Short-Term Investments	—	13,373,229	—	13,373,229
Total Investments	$2,411,683	$162,550,457	$4,290	$164,966,430

Asset Derivatives
Forward Contracts	$—	$219,054	$—	$219,054
Futures Contracts	69,176	—	—	69,176
Total	$69,176	$219,054	$—	$288,230

Liability Derivatives
Forward Contracts	$—	$(142,896)	$—	$(142,896)
Futures Contracts	(17,264)	—	—	(17,264)
Total	$(17,264)	$(142,896)	$—	$(160,160)

Notes to Portfolio of Investments (Unaudited) (Continued)

High Yield Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$7,542,137	$—	$7,542,137
Corporate Debt	—	356,002,867	—	356,002,867
Mutual Funds	10,691,475	—	—	10,691,475
Short-Term Investments	—	13,318,830	—	13,318,830
Total Investments	$10,691,475	$376,863,834	$—	$387,555,309

Notes to Portfolio of Investments (Unaudited) (Continued)

Balanced Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$76,887,545	$—	$—	$76,887,545
Corporate Debt	—	13,167,904	—	13,167,904
Non-U.S. Government Agency Obligations	—	4,512,662	—	4,512,662
U.S. Government Agency Obligations and Instrumentalities	—	11,542,009	—	11,542,009
U.S. Treasury Obligations	—	16,373,235	—	16,373,235
Short-Term Investments	—	806,666	—	806,666
Total Investments	$76,887,545	$46,402,476	$—	$123,290,021

Asset Derivatives
Futures Contracts	$19,191	$—	$—	$19,191

Liability Derivatives
Futures Contracts	$(1,418)	$—	$—	$(1,418)

Notes to Portfolio of Investments (Unaudited) (Continued)

Global Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Canada	$305,894	$—	$—	$305,894
Cayman Islands	10,365,840	3,144,485	—	13,510,325
Denmark	—	8,180,188	—	8,180,188
France	—	19,289,586	—	19,289,586
Germany	—	4,185,883	—	4,185,883
India	4,150,585	7,281,941	—	11,432,526
Israel	427,868	—	—	427,868
Italy	—	1,508,974	—	1,508,974
Japan	—	13,151,929	—	13,151,929
Netherlands	—	12,351,139	—	12,351,139
Spain	—	1,513,065	—	1,513,065
Sweden	—	8,604,128	—	8,604,128
Switzerland	—	1,682,756	—	1,682,756
United States	107,000,393	—	—	107,000,393
Mutual Funds	636,145	—	—	636,145
Short-Term Investments	—	1,825,419	—	1,825,419
Total Investments	$122,886,725	$82,719,493	$—	$205,606,218

Notes to Portfolio of Investments (Unaudited) (Continued)

International Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$124,100	$1,051,316	$—	$1,175,416
Belgium	—	1,083,650	—	1,083,650
Canada	7,706,799	—	—	7,706,799
Cayman Islands	—	818,597	—	818,597
Finland	—	2,498,490	—	2,498,490
France	—	16,564,292	—	16,564,292
Germany	—	6,876,857	—	6,876,857
Hong Kong	—	3,746,266	—	3,746,266
Ireland	371,441	4,233,215	—	4,604,656
Israel	301,522	—	—	301,522
Italy	—	122,163	—	122,163
Japan	—	18,586,374	—	18,586,374
Luxembourg	—	264,074	—	264,074
Netherlands	612,571	4,347,107	—	4,959,678
Norway	—	562,590	—	562,590
Republic of Korea	—	401,293	—	401,293
Singapore	—	410,126	—	410,126
Spain	—	4,988,704	—	4,988,704
Sweden	—	3,399,843	—	3,399,843
Switzerland	—	11,872,727	—	11,872,727
United Kingdom	270,077	32,041,295	—	32,311,372
Mutual Funds	318,263	—	—	318,263
Short-Term Investments	—	4,274,366	—	4,274,366
Total Investments	$9,704,773	$118,143,345	$—	$127,848,118

Notes to Portfolio of Investments (Unaudited) (Continued)

Strategic Emerging Markets Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock*
Belgium	$—	$694,365	$—		$694,365
Bermuda	990,047	123,367	—		1,113,414
Brazil	3,095,345	2,967,568	—		6,062,913
Cayman Islands	17,894,765	7,197,660	—		25,092,425
Chile	127,801	—	—		127,801
China	—	41,991	—		41,991
Cyprus	—	—	—	+	—
France	—	6,302,340	—		6,302,340
Hong Kong	—	2,549,147	—		2,549,147
India	—	24,863,449	—		24,863,449
Indonesia	—	814,261	—		814,261
Italy	—	2,055,032	—		2,055,032
Japan	—	124,985	—		124,985
Mexico	8,790,417	—	—		8,790,417
Netherlands	—	—	—	+	—
Philippines	—	2,098,791	—		2,098,791
Republic of Korea	—	8,635,298	—		8,635,298
Russia	—	—	—	+	—
South Africa	—	1,269,556	—		1,269,556
Switzerland	—	3,345,524	—		3,345,524
Taiwan	—	9,753,596	—		9,753,596
United Kingdom	138,787	951,333	—		1,090,120
United States	7,275,692	—	—		7,275,692
Preferred Stock*
Brazil	—	1,558,122	—		1,558,122
Mutual Funds	10,294	—	—		10,294
Warrants	44,916	—	—		44,916
Short-Term Investments	—	3,905,595	—		3,905,595
Total Investments	$38,368,064	$79,251,980	$—		$117,620,044

* Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

+ Represents a security at $0 value as of December 31, 2022.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives' original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds' most recent Annual/Semiannual reports and Prospectus(es) and Statement(s) of Additional Information which can be found on the Securities and Exchange Commission's EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At December 31, 2022, the Funds' collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Notes to Portfolio of Investments (Unaudited) (Continued)

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The Global Fund invests a significant amount of its assets in foreign securities and each of the International Equity Fund and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Notes to Portfolio of Investments (Unaudited) (Continued)

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At December 31, 2022, the aggregate cost of investments and the unrealized appreciation/(depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Short-Duration Bond Fund	$387,346,292	$349,210	$(56,879,043)	$(56,529,833)
Inflation-Protected and Income Fund	309,765,856	474,277	(17,846,349)	(17,372,072)
Core Bond Fund	907,912,159	1,463,129	(106,489,281)	(105,026,152)
Diversified Bond Fund	190,013,889	633,846	(25,681,305)	(25,047,459)
High Yield Fund	442,917,365	1,253,854	(56,615,910)	(55,362,056)
Balanced Fund	127,612,728	5,083,411	(9,406,118)	(4,322,707)
Disciplined Value Fund	71,043,034	7,932,856	(4,980,430)	2,952,426
Main Street Fund	67,061,046	9,597,111	(5,198,202)	4,398,909
Disciplined Growth Fund	160,222,981	7,964,305	(19,448,147)	(11,483,842)
Small Cap Opportunities Fund	277,567,163	48,637,665	(12,618,108)	36,019,557
Global Fund	142,830,523	73,115,039	(10,339,344)	62,775,695
International Equity Fund	128,984,223	9,379,467	(10,515,572)	(1,136,105)
Strategic Emerging Markets Fund	128,142,381	6,179,194	(16,701,531)	(10,522,337)

4. New Accounting Pronouncements

In June 2022, FASB issued Accounting Standards Update 2022-03 — Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies the guidance in Topic 820 to indicate that a contractual sale restriction should not be considered in the fair value of an equity security subject to such a restriction, and requires entities with investments in equity securities subject to contractual sale restrictions to disclose certain qualitative and quantitative information about such securities. ASU 2022-03 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the impact of applying this update.

Notes to Portfolio of Investments (Unaudited) (Continued)

5. Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 and efforts to contain its spread have produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, exchange trading suspensions and closures, higher default rates, and global business disruption, and they may result in future significant adverse effects, such as declines in global financial markets and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

6. Russia-Ukraine War

In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market, and currency risks, as well as the risks related to the economic sanctions on Russia, Russian individuals, and Russian corporate and banking entities imposed by the United States and/or other countries. Such sanctions — which affect companies in many sectors, including energy, financial services, and defense, among others — could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. Such sanctions may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and will impair a Fund's ability to buy, sell, receive, or deliver Russian securities. In addition, certain transactions have been or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.